                                                    (RIVERSOURCE INSURANCE LOGO)



RIVERSOURCE(R)

SINGLE PREMIUM VARIABLE LIFE INSURANCE







2008 ANNUAL REPORT



S-6199 L (5/09)                    Issued by: RiverSource Life Insurance Company

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY
We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Single Premium Variable Life Insurance (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Single Premium Variable Life Insurance, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 24, 2009


--------------------------------------------------------------------------------
      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
DEC. 31, 2008                                    SER II        SER II         SER I         SER I        SER II

ASSETS
Investments, at fair value(1),(2)               $6,693,259    $2,631,016      $620,190    $2,181,470   $31,119,084
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       3,276         8,602           493         3,625        57,160
Receivable for share redemptions                     5,485         2,156           504         1,754        24,690
------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,702,020     2,641,774       621,187     2,186,849    31,200,934
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     5,485         2,155           504         1,754        24,690
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --            --            --            --
Payable for investments purchased                    3,276         8,602           493         3,625        57,160
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8,761        10,757           997         5,379        81,850
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $6,693,259    $2,631,017      $620,190    $2,181,470   $31,119,084
========================================================================================================================
(1) Investment shares                              402,966       339,925        62,081       529,483     1,618,257
(2) Investments, at cost                        $9,471,676    $4,849,067      $931,505    $4,489,096   $43,972,152
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
DEC. 31, 2008 (CONTINUED)                         SER I         CL B          CL B          CL B          CL II

ASSETS
Investments, at fair value(1),(2)               $  888,670   $13,260,664  $ 66,302,312    $  936,455    $6,389,939
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       1,015            --        99,342           194         5,916
Receivable for share redemptions                       727        30,394        53,153           741         5,212
------------------------------------------------------------------------------------------------------------------------
Total assets                                       890,412    13,291,058    66,454,807       937,390     6,401,067
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                       728        10,931        53,153           741         5,212
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --        19,463            --            --            --
Payable for investments purchased                    1,015            --        99,342           194         5,916
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,743        30,394       152,495           935        11,128
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $  888,669   $13,260,664  $ 66,302,312    $  936,455    $6,389,939
========================================================================================================================
(1) Investment shares                              106,046     1,022,410     6,066,085        51,939     1,077,561
(2) Investments, at cost                        $1,334,508   $23,296,763  $113,523,873    $1,308,817    $8,955,587
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP        CALVERT         COL           CS           EV VT
                                                  VAL,        VS SOCIAL     HI YIELD,     COMMODITY     FLOATING-
DEC. 31, 2008 (CONTINUED)                         CL II          BAL         VS CL B       RETURN       RATE INC

ASSETS
Investments, at fair value(1),(2)              $16,167,659    $5,892,293    $2,632,155   $ 6,836,777   $21,043,653
Dividends receivable                                    --            --            --        21,688       134,022
Accounts receivable from RiverSource Life
for contract purchase payments                      12,200            --         8,266         3,481        52,815
Receivable for share redemptions                    13,190        21,619         2,095         5,445        16,558
------------------------------------------------------------------------------------------------------------------------
Total assets                                    16,193,049     5,913,912     2,642,516     6,867,391    21,247,048
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    13,190         4,829         2,095         5,445        16,558
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --        16,790            --            --            --
Payable for investments purchased                   12,200            --         8,266        25,169       186,837
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   25,390        21,619        10,361        30,614       203,395
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $16,167,659    $5,892,293    $2,632,155   $ 6,836,777   $21,043,653
========================================================================================================================
(1) Investment shares                            3,454,628     4,721,389       349,092       961,572     3,198,124
(2) Investments, at cost                       $26,050,792    $8,583,861    $3,664,325   $11,975,297   $28,595,489
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                               FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
DEC. 31, 2008 (CONTINUED)                     LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2

ASSETS
Investments, at fair value(1),(2)               $6,119,098  $ 94,112,055   $20,034,079   $62,514,687   $11,415,448
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       4,839       140,044            --        34,110         2,413
Receivable for share redemptions                     4,854        75,181        30,030        50,735         9,287
------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,128,791    94,327,280    20,064,109    62,599,532    11,427,148
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     4,854        75,181        16,447        50,736         9,286
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --        13,584            --            --
Payable for investments purchased                    4,839       140,044            --        34,110         2,413
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    9,693       215,225        30,031        84,846        11,699
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $6,119,098  $ 94,112,055   $20,034,078   $62,514,686   $11,415,449
========================================================================================================================
(1) Investment shares                              482,579     6,216,120     2,316,078     3,450,038       945,770
(2) Investments, at cost                        $8,383,247  $146,995,234   $31,636,562   $99,710,435   $17,596,570
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        FTVIPT        FTVIPT
                                              FRANK GLOBAL      FRANK        MUTUAL        GS VIT        GS VIT
                                                REAL EST,      SM CAP        SHARES     MID CAP VAL,  STRUCTD U.S.
DEC. 31, 2008 (CONTINUED)                         CL 2        VAL, CL 2     SEC, CL 2       INST        EQ, INST

ASSETS
Investments, at fair value(1),(2)              $41,962,638   $31,287,008   $13,255,142  $107,948,331   $37,251,311
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                      26,660        10,761         6,045        11,420            --
Receivable for share redemptions                    34,514        25,682        10,721        88,184        48,110
------------------------------------------------------------------------------------------------------------------------
Total assets                                    42,023,812    31,323,451    13,271,908   108,047,935    37,299,421
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    34,514        25,683        10,721        88,184        30,719
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --            --            --        17,390
Payable for investments purchased                   26,660        10,761         6,045        11,420            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   61,174        36,444        16,766        99,604        48,109
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $41,962,638   $31,287,007   $13,255,142  $107,948,331   $37,251,312
========================================================================================================================
(1) Investment shares                            3,955,008     2,965,593     1,125,224    12,465,165     4,662,242
(2) Investments, at cost                       $91,723,675   $43,733,629   $20,545,195  $174,450,789   $56,608,041
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                 GLOBAL       OVERSEAS,      JANUS,      RETIRE INTL   GRO STOCK,
DEC. 31, 2008 (CONTINUED)                      TECH, SERV       SERV          SERV        EQ, SERV       SERV CL

ASSETS
Investments, at fair value(1),(2)               $6,400,768   $64,544,708   $66,142,620   $24,507,699   $20,207,202
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       1,392        34,238        93,602            --            --
Receivable for share redemptions                     5,260        52,962        52,589        88,778        24,928
------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,407,420    64,631,908    66,288,811    24,596,477    20,232,130
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     5,259        52,962        52,589        20,051        16,551
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --            --        68,727         8,377
Payable for investments purchased                    1,392        34,238        93,602            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    6,651        87,200       146,191        88,778        24,928
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $6,400,769   $64,544,708   $66,142,620   $24,507,699   $20,207,202
========================================================================================================================
(1) Investment shares                            2,207,162     2,481,534     4,245,354     2,977,849     2,907,511
(2) Investments, at cost                        $9,936,651   $94,918,509   $94,874,085   $33,253,008   $27,112,206
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                          OPPEN
                                                   MFS           MFS          OPPEN         OPPEN       STRATEGIC
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM       BOND
DEC. 31, 2008 (CONTINUED)                        SERV CL       SERV CL      VA, SERV    CAP VA, SERV    VA, SERV

ASSETS
Investments, at fair value(1),(2)              $12,466,992   $13,732,522    $2,623,901    $3,155,014  $115,341,617
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                          --            --            --            --        69,139
Receivable for share redemptions                    11,176        13,742         9,706         3,165        92,821
------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,478,168    13,746,264     2,633,607     3,158,179   115,503,577
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    10,263        11,176         2,131         2,583        92,821
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                913         2,565         7,575           582            --
Payable for investments purchased                       --            --            --            --        69,139
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11,176        13,741         9,706         3,165       161,960
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $12,466,992   $13,732,523    $2,623,901    $3,155,014  $115,341,617
========================================================================================================================
(1) Investment shares                            1,556,428       762,494       131,064       299,337    25,294,214
(2) Investments, at cost                       $21,164,259   $20,870,259    $4,220,982    $4,991,971  $137,818,247
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT      PIONEER       PIONEER       PUT VT        PUT VT
                                               ALL ASSET,      EQ INC       INTL VAL     GLOBAL HLTH    INTL EQ,
DEC. 31, 2008 (CONTINUED)                      ADVISOR CL    VCT, CL II    VCT, CL II    CARE, CL IB      CL IB

ASSETS
Investments, at fair value(1),(2)              $69,978,442    $5,062,900      $462,780    $2,723,460    $2,361,388
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                      60,521           287           101         2,854         3,436
Receivable for share redemptions                    55,528         4,090           371         2,205         1,947
------------------------------------------------------------------------------------------------------------------------
Total assets                                    70,094,491     5,067,277       463,252     2,728,519     2,366,771
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    55,528         4,090           371         2,206         1,947
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --            --            --            --
Payable for investments purchased                   60,521           287           101         2,854         3,436
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  116,049         4,377           472         5,060         5,383
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $69,978,442    $5,062,900      $462,780    $2,723,459    $2,361,388
========================================================================================================================
(1) Investment shares                            7,581,630       331,776        47,465       247,138       265,623
(2) Investments, at cost                       $85,802,407    $7,474,113      $765,792    $3,114,272    $4,081,478
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT         DISC          DISC          DISC          DISC
                                                 VISTA,     ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                         CL IB         AGGR         CONSERV         MOD        MOD AGGR

ASSETS
Investments, at fair value(1),(2)               $5,088,166    $2,791,613    $1,443,508    $6,690,767    $6,496,686
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       4,027           100            --        18,230        95,115
Receivable for share redemptions                     4,189            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     5,096,382     2,791,713     1,443,508     6,708,997     6,591,801
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     4,189         2,040         1,137         5,278         4,953
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --           165            --            --
Payable for investments purchased                    4,027            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8,216         2,040         1,302         5,278         4,953
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $5,088,166    $2,789,673    $1,442,206    $6,703,719    $6,586,848
========================================================================================================================
(1) Investment shares                              612,294       394,827       171,325       881,801       885,049
(2) Investments, at cost                        $7,700,896    $3,383,958    $1,505,308    $7,974,469    $7,967,639
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET   RVS PTNRS VP    RVS PTNRS     RVS PTNRS
                                               ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
DEC. 31, 2008 (CONTINUED)                        CONSERV         VAL           VAL           VAL           BAL

ASSETS
Investments, at fair value(1),(2)               $2,692,804   $45,427,991      $368,614   $55,669,876  $167,636,300
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       8,271        82,042           148        76,327            --
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,701,075    45,510,033       368,762    55,746,203   167,636,300
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     2,191        35,983           280        44,245       134,249
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --         1,049
  Contract terminations                                 --            --            --            --        91,070
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    2,191        35,983           280        44,245       226,368
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $2,698,884   $45,474,050      $368,482   $55,701,958  $167,409,932
========================================================================================================================
(1) Investment shares                              338,639     6,660,182        54,895     6,198,305    16,944,273
(2) Investments, at cost                        $2,976,813   $65,299,672      $534,905   $77,652,971  $240,964,648
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                         RVS VP
                                                                                           RVS VP        GLOBAL
                                                 RVS VP        RVS VP        RVS VP        GLOBAL       INFLATION
DEC. 31, 2008 (CONTINUED)                       CASH MGMT     DIV BOND     DIV EQ INC       BOND        PROT SEC

ASSETS
Investments, at fair value(1),(2)             $125,461,042  $288,133,980  $297,909,368   $94,246,015   $52,445,922
Dividends receivable                             2,252,715            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                          --            --        60,526        49,185        66,149
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                   127,713,757   288,133,980   297,969,894    94,295,200    52,512,071
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                   103,761       231,475       241,292        76,033        41,753
  Minimum death benefit guarantee risk
  charge                                               129           269            --            --            --
  Contract terminations                            427,875       192,314            --            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  531,765       424,058       241,292        76,033        41,753
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period              $127,181,992  $287,709,922  $297,728,602   $94,219,167   $52,470,318
========================================================================================================================
(1) Investment shares                          125,577,376    29,406,454    33,684,123     8,971,586     5,214,992
(2) Investments, at cost                      $125,518,353  $306,571,755  $440,227,289   $98,920,077   $53,949,820
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               RVS VP
                                                 SEL VP       HI YIELD       RVS VP        RVS VP        SEL VP
DEC. 31, 2008 (CONTINUED)                          GRO          BOND         INC OPP       DYN EQ      LG CAP VAL

ASSETS
Investments, at fair value(1),(2)             $ 89,476,061   $47,196,090   $36,209,905  $250,014,787      $509,420
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                      87,004         5,836        71,205            --            --
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    89,563,065    47,201,926    36,281,110   250,014,787       509,420
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    72,082        38,527        28,614       203,424           401
  Minimum death benefit guarantee risk
  charge                                                --            --            --           314            --
  Contract terminations                                 --            --            --       107,805         2,345
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   72,082        38,527        28,614       311,543         2,746
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period              $ 89,490,983   $47,163,399   $36,252,496  $249,703,244      $506,674
========================================================================================================================
(1) Investment shares                           21,057,393     9,760,409     4,532,761    18,850,948        77,282
(2) Investments, at cost                      $138,417,494   $64,073,581   $43,209,100  $388,782,292      $748,229
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        RVS VP                      RVS VP        SEL VP
                                                 MID CAP       MID CAP       RVS VP         SHORT        SM CAP
DEC. 31, 2008 (CONTINUED)                          GRO           VAL         S&P 500      DURATION         VAL

ASSETS
Investments, at fair value(1),(2)              $ 7,006,896   $ 6,025,022   $35,122,395   $50,969,063   $11,998,865
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                       2,715        10,644            --            --        20,703
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     7,009,611     6,035,666    35,122,395    50,969,063    12,019,568
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                     5,688         4,834        28,556        41,084         9,743
  Minimum death benefit guarantee risk
  charge                                                --            --            --           145            --
  Contract terminations                                 --            --        32,478        50,348            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    5,688         4,834        61,034        91,577         9,743
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $ 7,003,923   $ 6,030,832   $35,061,361   $50,877,486   $12,009,825
========================================================================================================================
(1) Investment shares                              995,079       950,071     5,895,511     5,122,777     1,848,082
(2) Investments, at cost                       $11,676,279   $11,102,315   $45,863,403   $52,602,772   $22,064,485
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 THDL VP                    VANK LIT      VANK UIF      VANK UIF
                                                  EMER         THDL VP      COMSTOCK,    GLOBAL REAL     MID CAP
DEC. 31, 2008 (CONTINUED)                         MKTS        INTL OPP        CL II      EST, CL II    GRO, CL II

ASSETS
Investments, at fair value(1),(2)              $61,303,990  $111,815,407   $36,849,972   $19,085,950    $1,927,666
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                      58,473            --        60,712         9,769           323
Receivable for share redemptions                        --            --        29,299        15,272         1,580
------------------------------------------------------------------------------------------------------------------------
Total assets                                    61,362,463   111,815,407    36,939,983    19,110,991     1,929,569
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    49,363        91,175        29,299        15,272         1,580
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --        86,912            --            --            --
Payable for investments purchased                       --            --        60,712         9,769           323
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   49,363       178,087        90,011        25,041         1,903
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $61,313,100  $111,637,320   $36,849,972   $19,085,950    $1,927,666
========================================================================================================================
(1) Investment shares                            6,997,264    13,036,849     4,482,965     3,495,595       334,084
(2) Investments, at cost                       $99,576,725  $115,313,695   $52,931,815   $29,929,093    $3,927,316
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                             WF ADV        WF ADV
                                                 WANGER        WANGER       VT ASSET       VT INTL       WF ADV
DEC. 31, 2008 (CONTINUED)                         INTL           USA          ALLOC         CORE         VT OPP

ASSETS
Investments, at fair value(1),(2)             $108,908,700  $ 86,626,560    $3,679,678    $  955,419    $1,844,006
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                      52,703        47,396            --           195         1,154
Receivable for share redemptions                    88,454        70,871         3,734           778         1,509
------------------------------------------------------------------------------------------------------------------------
Total assets                                   109,049,857    86,744,827     3,683,412       956,392     1,846,669
========================================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                    88,453        70,871         3,000           778         1,509
  Minimum death benefit guarantee risk
  charge                                                --            --            --            --            --
  Contract terminations                                 --            --           734            --            --
Payable for investments purchased                   52,703        47,396            --           195         1,154
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  141,156       118,267         3,734           973         2,663
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period              $108,908,701  $ 86,626,560    $3,679,678    $  955,419    $1,844,006
========================================================================================================================
(1) Investment shares                            5,263,833     4,488,423       395,239       207,249       181,497
(2) Investments, at cost                      $143,670,590  $124,298,847    $5,164,169    $1,738,011    $3,531,872
------------------------------------------------------------------------------------------------------------------------





                                                                               SEGREGATED ASSET
                                                                                  SUBACCOUNT
                                                                              ------------------
                                                                                WF ADV VT
DEC. 31, 2008 (CONTINUED)                                                      SM CAP GRO

ASSETS
Investments, at fair value(1),(2)                                              $ 5,287,486
Dividends receivable                                                                    --
Accounts receivable from RiverSource Life for contract purchase payments             1,443
Receivable for share redemptions                                                     4,332
------------------------------------------------------------------------------------------------
Total assets                                                                     5,293,261
================================================================================================


LIABILITIES
Payable to RiverSource Life for:
  Mortality and expense risk fee                                                     4,331
  Minimum death benefit guarantee risk charge                                           --
  Contract terminations                                                                 --
Payable for investments purchased                                                    1,443
------------------------------------------------------------------------------------------------
Total liabilities                                                                    5,774
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period        $ 5,287,487
================================================================================================
(1) Investment shares                                                            1,271,030
(2) Investments, at cost                                                       $10,060,166
------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  9

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2008                         SER II        SER II         SER I         SER I        SER II


INVESTMENT INCOME
Dividend income                                $        --   $        --     $      --   $    99,792  $    195,490
Variable account expenses                           95,064        40,574         8,854        17,221       205,800
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (95,064)      (40,574)       (8,854)       82,571       (10,310)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            3,326,831     1,798,078       318,879       427,410       199,871
  Cost of investments sold                       3,359,324     1,921,087       315,717       576,003       199,478
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (32,493)     (123,009)        3,162      (148,593)          393
Distributions from capital gains                        --       540,303            --       287,529       568,366
Net change in unrealized appreciation or
depreciation of investments                     (5,526,286)   (2,990,208)     (602,206)   (2,098,545)  (12,853,631)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (5,558,779)   (2,572,914)     (599,044)   (1,959,609)  (12,284,872)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(5,653,843)  $(2,613,488)    $(607,898)  $(1,877,038) $(12,295,182)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER I         CL B          CL B          CL B          CL II


INVESTMENT INCOME
Dividend income                                  $      --  $    327,507  $    665,464     $      --   $    69,292
Variable account expenses                           11,968       166,240       703,931         8,137        90,984
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (11,968)      161,267       (38,467)       (8,137)      (21,692)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              426,162     3,886,199     1,278,741       232,652     2,549,974
  Cost of investments sold                         474,852     4,916,618     1,240,722       286,781     2,343,419
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (48,690)   (1,030,419)       38,019       (54,129)      206,555
Distributions from capital gains                        --     3,379,199     4,760,918            --     1,021,700
Net change in unrealized appreciation or
depreciation of investments                       (705,116)  (12,107,416)  (60,783,482)     (379,627)   (6,775,403)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (753,806)   (9,758,636)  (55,984,545)     (433,756)   (5,547,148)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(765,774) $ (9,597,369) $(56,023,012)    $(441,893)  $(5,568,840)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP        CALVERT         COL                        EV VT
                                                  VAL,        VS SOCIAL     HI YIELD,   CS COMMODITY    FLOATING-
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II          BAL         VS CL B       RETURN       RATE INC


INVESTMENT INCOME
Dividend income                                $   518,464   $   197,448   $   295,280   $   108,059   $ 1,019,183
Variable account expenses                          195,010        75,338        23,082        67,650       155,483
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    323,454       122,110       272,198        40,409       863,700
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            6,028,283     2,403,419       390,312     1,655,561     2,611,066
  Cost of investments sold                       7,861,431     2,599,798       452,483     2,259,020     2,955,602
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                     (1,833,148)     (196,379)      (62,171)     (603,459)     (344,536)
Distributions from capital gains                 2,941,331       110,307            --       629,059            --
Net change in unrealized appreciation or
depreciation of investments                     (8,112,800)   (2,952,841)     (988,856)   (5,163,169)   (7,464,389)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (7,004,617)   (3,038,913)   (1,051,027)   (5,137,569)   (7,808,925)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(6,681,163)  $(2,916,803)  $  (778,829)  $(5,097,160)  $(6,945,225)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                               FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2


INVESTMENT INCOME
Dividend income                                $    98,359  $  1,054,131  $    286,911  $    207,561  $    409,692
Variable account expenses                           57,976       739,490       277,761       747,945       158,327
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     40,383       314,641         9,150      (540,384)      251,365
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              747,758    11,948,076     6,800,723     7,405,411     3,793,260
  Cost of investments sold                         832,218    13,942,934     7,355,668     8,370,407     3,852,551
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (84,460)   (1,994,858)     (554,945)     (964,996)      (59,291)
Distributions from capital gains                        --     1,259,895     3,587,891    13,870,843     2,267,224
Net change in unrealized appreciation or
depreciation of investments                     (2,557,472)  (46,540,610)  (18,741,332)  (51,825,910)  (12,109,103)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (2,641,932)  (47,275,573)  (15,708,386)  (38,920,063)   (9,901,170)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(2,601,549) $(46,960,932) $(15,699,236) $(39,460,447) $ (9,649,805)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                             FTVIPT
                                              FTVIPT FRANK  FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                               GLOBAL REAL     SM CAP        SHARES     MID CAP VAL,  STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)            EST, CL 2     VAL, CL 2     SEC, CL 2       INST        EQ, INST


INVESTMENT INCOME
Dividend income                               $    718,245  $    528,313   $   537,467  $  1,614,823  $    829,147
Variable account expenses                          641,313       422,463       161,826     1,432,278       556,898
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     76,932       105,850       375,641       182,545       272,249
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                           26,932,293    15,096,221     3,364,459    35,983,101    30,318,619
  Cost of investments sold                      35,212,528    14,235,626     3,721,381    40,373,286    32,763,780
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                     (8,280,235)      860,595      (356,922)   (4,390,185)   (2,445,161)
Distributions from capital gains                19,616,397     3,659,003       764,459       289,149       465,153
Net change in unrealized appreciation or
depreciation of investments                    (46,707,846)  (21,068,915)   (8,791,661)  (62,448,141)  (25,264,646)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (35,371,684)  (16,549,317)   (8,384,124)  (66,549,177)  (27,244,654)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(35,294,752) $(16,443,467)  $(8,008,483) $(66,366,632) $(26,972,405)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                              GLOBAL TECH,    OVERSEAS,      JANUS,      RETIRE INTL   GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV          SERV          SERV        EQ, SERV       SERV CL


INVESTMENT INCOME
Dividend income                                $     8,698  $  1,342,620  $    378,253  $    419,452  $     93,856
Variable account expenses                           91,267     1,075,981       475,286       344,197       278,937
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (82,569)      266,639       (97,033)       75,255      (185,081)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            2,799,017    21,359,724       167,635    14,835,955     8,668,288
  Cost of investments sold                       3,092,926    18,537,128       278,618    14,995,360     8,345,687
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (293,909)    2,822,596      (110,983)     (159,405)      322,601
Distributions from capital gains                        --    19,393,396            --       124,677     1,566,335
Net change in unrealized appreciation or                     (100,600,5-
depreciation of investments                     (5,303,617)           66)  (29,090,552)  (17,619,667)  (15,020,813)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (5,597,526)  (78,384,574)  (29,201,535)  (17,654,395)  (13,131,877)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(5,680,095) $(78,117,935) $(29,298,568) $(17,579,140) $(13,316,958)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                          OPPEN
                                                   MFS           MFS          OPPEN         OPPEN       STRATEGIC
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM       BOND
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV    VA, SERV


INVESTMENT INCOME
Dividend income                               $         --  $    218,017   $    39,283   $     8,305  $  3,227,996
Variable account expenses                          175,298       155,969        30,082        32,182       896,531
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (175,298)       62,048         9,201       (23,877)    2,331,465
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            4,997,287     1,255,410       805,824       547,417     9,702,816
  Cost of investments sold                       5,697,383     1,727,585     1,008,367       666,767    11,226,927
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (700,096)     (472,175)     (202,543)     (119,350)   (1,524,111)
Distributions from capital gains                 4,140,032     2,654,044       210,647       172,718       773,286
Net change in unrealized appreciation or
depreciation of investments                    (12,303,868)  (10,577,603)   (1,721,807)   (1,731,180)  (23,917,379)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (8,863,932)   (8,395,734)   (1,713,703)   (1,677,812)  (24,668,204)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $ (9,039,230) $ (8,333,686)  $(1,704,502)  $(1,701,689) $(22,336,739)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT      PIONEER       PIONEER       PUT VT        PUT VT
                                               ALL ASSET,      EQ INC       INTL VAL     GLOBAL HLTH    INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           ADVISOR CL    VCT, CL II    VCT, CL II    CARE, CL IB      CL IB


INVESTMENT INCOME
Dividend income                               $  3,976,350   $   178,243     $   9,386     $      --   $    94,956
Variable account expenses                          466,954        62,993         6,456        25,203        36,541
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  3,509,396       115,250         2,930       (25,203)       58,415
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            4,820,013     2,685,137       311,401       466,940     1,838,889
  Cost of investments sold                       5,525,154     2,922,298       369,289       475,057     2,103,850
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (705,141)     (237,161)      (57,888)       (8,117)     (264,961)
Distributions from capital gains                   226,475       417,231        26,661        24,189       729,567
Net change in unrealized appreciation or
depreciation of investments                    (15,488,653)   (2,655,436)     (383,646)     (577,209)   (2,649,006)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (15,967,319)   (2,475,366)     (414,873)     (561,137)   (2,184,400)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(12,457,923)  $(2,360,116)    $(411,943)    $(586,340)  $(2,125,985)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT         DISC          DISC          DISC          DISC
                                                 VISTA,     ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)            CL IB        AGGR(1)     CONSERV(1)      MOD(1)      MOD AGGR(1)


INVESTMENT INCOME
Dividend income                                $        --     $      --      $     --   $        --   $        --
Variable account expenses                           76,643        10,408         3,428        24,511        26,635
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (76,643)      (10,408)       (3,428)      (24,511)      (26,635)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            2,115,028       158,883       264,787       661,528       677,241
  Cost of investments sold                       2,112,998       184,764       279,026       755,072       784,931
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                          2,030       (25,881)      (14,239)      (93,544)     (107,690)
Distributions from capital gains                        --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                     (4,635,733)     (592,345)      (61,800)   (1,283,702)   (1,470,953)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (4,633,703)     (618,226)      (76,039)   (1,377,246)   (1,578,643)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(4,710,346)    $(628,634)     $(79,467)  $(1,401,757)  $(1,605,278)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET   RVS PTNRS VP    RVS PTNRS     RVS PTNRS
                                               ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)         CONSERV(1)        VAL           VAL           VAL           BAL


INVESTMENT INCOME
Dividend income                                  $      --  $      6,453     $      --  $     34,194  $    616,598
Variable account expenses                            8,153       329,930         2,664       451,892     2,136,336
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (8,153)     (323,477)       (2,664)     (417,698)   (1,519,738)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              811,046     1,197,056       137,210     2,718,271    65,763,524
  Cost of investments sold                         916,242     1,273,229       161,480     2,926,921    74,664,152
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (105,196)      (76,173)      (24,270)     (208,650)   (8,900,628)
Distributions from capital gains                        --       160,120         1,890     1,272,015    18,407,276
Net change in unrealized appreciation or
depreciation of investments                       (284,009)  (19,698,924)     (136,002)  (20,778,100)  (90,176,351)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (389,205)  (19,614,977)     (158,382)  (19,714,735)  (80,669,703)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(397,358) $(19,938,454)    $(161,046) $(20,132,433) $(82,189,441)
========================================================================================================================




 (1)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                                                          RVS VP
                                                                                            RVS VP        GLOBAL
                                                 RVS VP        RVS VP         RVS VP        GLOBAL       INFLATION
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CASH MGMT     DIV BOND      DIV EQ INC       BOND        PROT SEC


INVESTMENT INCOME
Dividend income                                $ 2,655,485  $  1,191,606  $     325,819   $ 6,548,542   $ 1,050,173
Variable account expenses                        1,054,552     2,677,084      3,651,126       827,840       359,736
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  1,600,933    (1,485,478)    (3,325,307)    5,720,702       690,437
=========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                           30,725,785    41,798,151     38,007,531    13,835,974    13,509,655
  Cost of investments sold                      30,732,947    44,085,775     40,562,854    14,337,563    13,977,363
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (7,162)   (2,287,624)    (2,555,323)     (501,589)     (467,708)
Distributions from capital gains                        --            --     39,031,938        43,931            --
Net change in unrealized appreciation or
depreciation of investments                        (33,247)  (19,620,161)  (235,782,808)   (7,691,373)   (1,874,376)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (40,409)  (21,907,785)  (199,306,193)   (8,149,031)   (2,342,084)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $ 1,560,524  $(23,393,263) $(202,631,500)  $(2,428,329)  $(1,651,647)
=========================================================================================================================





                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                               RVS VP
                                                 SEL VP       HI YIELD       RVS VP         RVS VP        SEL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               GRO          BOND         INC OPP        DYN EQ      LG CAP VAL


INVESTMENT INCOME
Dividend income                               $    270,267  $    235,889   $    23,217  $     938,862     $     313
Variable account expenses                        1,000,999       639,522       261,548      3,604,510         4,539
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (730,732)     (403,633)     (238,331)    (2,665,648)       (4,226)
=========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            6,602,703    32,643,955     5,161,488    107,444,712       191,767
  Cost of investments sold                       7,131,204    34,992,750     5,870,546    115,206,530       240,301
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (528,501)   (2,348,795)     (709,058)    (7,761,818)      (48,534)
Distributions from capital gains                        --            --            --     45,856,980        10,032
Net change in unrealized appreciation or
depreciation of investments                    (62,618,754)  (15,436,995)   (6,831,257)  (241,674,498)     (192,069)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (63,147,255)  (17,785,790)   (7,540,315)  (203,579,336)     (230,571)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(63,877,987) $(18,189,423)  $(7,778,646) $(206,244,984)    $(234,797)
=========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        RVS VP                      RVS VP        SEL VP
                                                 MID CAP       MID CAP       RVS VP         SHORT        SM CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               GRO           VAL         S&P 500      DURATION         VAL


INVESTMENT INCOME
Dividend income                                $     2,345   $        --  $     39,471   $    76,729   $        --
Variable account expenses                          104,095        64,236       455,538       487,723       169,801
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (101,750)      (64,236)     (416,067)     (410,994)     (169,801)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            3,253,642       643,333    11,288,736    13,520,178     7,166,221
  Cost of investments sold                       3,680,662       873,967    10,631,060    13,685,042     9,483,796
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (427,020)     (230,634)      657,676      (164,864)   (2,317,575)
Distributions from capital gains                    87,605     1,225,217     2,175,314            --     2,488,873
Net change in unrealized appreciation or
depreciation of investments                     (5,901,345)   (5,298,489)  (24,813,852)   (1,336,796)   (8,838,669)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (6,240,760)   (4,303,906)  (21,980,862)   (1,501,660)   (8,667,371)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(6,342,510)  $(4,368,142) $(22,396,929)  $(1,912,654)  $(8,837,172)
========================================================================================================================





                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 THDL VP                     VANK LIT      VANK UIF      VANK UIF
                                                  EMER         THDL VP     COMSTOCK, CL   GLOBAL REAL     MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              MKTS         INTL OPP         II        EST, CL II    GRO, CL II


INVESTMENT INCOME
Dividend income                               $    571,986  $   4,173,503  $    425,919  $    395,480   $    20,389
Variable account expenses                          718,549      1,617,729       268,373       124,683        21,493
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (146,563)     2,555,774       157,546       270,797        (1,104)
=========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            3,986,384     53,317,683       745,949       245,970       519,452
  Cost of investments sold                       4,231,279     38,670,104       859,773       246,707       920,261
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (244,895)    14,647,579      (113,824)         (737)     (400,809)
Distributions from capital gains                14,338,239             --     1,046,057       922,786       777,465
Net change in unrealized appreciation or
depreciation of investments                    (70,108,034)  (105,247,474)  (15,570,505)  (10,561,130)   (2,000,914)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (56,014,690)   (90,599,895)  (14,638,272)   (9,639,081)   (1,624,258)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(56,161,253) $ (88,044,121) $(14,480,726) $ (9,368,284)  $(1,625,362)
=========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                              WF ADV        WF ADV
                                                  WANGER        WANGER       VT ASSET       VT INTL       WF ADV
YEAR ENDED DEC. 31, 2008 (CONTINUED)               INTL           USA          ALLOC         CORE         VT OPP


INVESTMENT INCOME
Dividend income                               $   1,502,132  $         --   $   124,480   $    28,294   $    53,763
Variable account expenses                         1,392,785     1,136,014        46,787        12,807        25,176
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     109,347    (1,136,014)       77,693        15,487        28,587
=========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            15,351,912    18,806,622     1,931,110       327,367       868,693
  Cost of investments sold                       13,431,522    18,296,301     2,072,145       373,732     1,033,974
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       1,920,390       510,321      (141,035)      (46,365)     (165,281)
Distributions from capital gains                 22,720,846    15,826,879       402,407       295,254       634,590
Net change in unrealized appreciation or
depreciation of investments                    (113,311,520)  (74,247,046)   (2,052,050)   (1,035,877)   (1,771,299)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (88,670,284)  (57,909,846)   (1,790,678)     (786,988)   (1,301,990)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $ (88,560,937) $(59,045,860)  $(1,712,985)  $  (771,501)  $(1,273,403)
=========================================================================================================================





                                                                               SEGREGATED ASSET
                                                                                  SUBACCOUNT
                                                                              ------------------
                                                                              WF ADV VT SM
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                             CAP GRO


INVESTMENT INCOME
Dividend income                                                                $        --
Variable account expenses                                                           66,796
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (66,796)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                                            1,559,826
  Cost of investments sold                                                       2,170,654
------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (610,828)
Distributions from capital gains                                                 2,189,680
Net change in unrealized appreciation or depreciation of investments            (5,245,312)
------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  (3,666,460)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $(3,733,256)
================================================================================================





--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2008                         SER II        SER II         SER I         SER I        SER II


OPERATIONS
Investment income (loss) -- net                $   (95,064)  $   (40,574)   $   (8,854)  $    82,571  $    (10,310)
Net realized gain (loss) on sales of
investments                                        (32,493)     (123,009)        3,162      (148,593)          393
Distributions from capital gains                        --       540,303            --       287,529       568,366
Net change in unrealized appreciation or
depreciation of investments                     (5,526,286)   (2,990,208)     (602,206)   (2,098,545)  (12,853,631)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (5,653,843)   (2,613,488)     (607,898)   (1,877,038)  (12,295,182)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       2,504,356     1,065,453       234,846       311,757     5,000,789
Net transfers(1)                                (4,065,715)   (2,054,028)     (218,308)    2,900,698    31,281,478
Transfers for policy loans                         (85,098)      (11,502)      (17,569)      (17,751)     (200,875)
Policy charges                                    (498,164)     (201,211)      (44,814)      (80,126)     (820,005)
Contract terminations:
  Surrender benefits                              (468,746)     (162,275)      (29,604)      (67,574)     (594,736)
  Death benefits                                    (1,154)           --            --            --          (350)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,614,521)   (1,363,563)      (75,449)    3,047,004    34,666,301
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 14,961,623     6,608,068     1,303,537     1,011,504     8,747,965
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 6,693,259   $ 2,631,017    $  620,190   $ 2,181,470  $ 31,119,084
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          10,869,082     4,150,229       772,300       936,569     8,430,976
Contract purchase payments                       2,320,327       863,434       180,658       454,747     6,373,596
Net transfers(1)                                (3,659,409)   (1,552,923)     (164,350)    3,864,948    38,191,233
Transfers for policy loans                         (70,915)       (8,732)      (14,544)      (19,780)     (248,687)
Policy charges                                    (465,861)     (163,886)      (35,193)     (118,598)   (1,081,750)
Contract terminations:
  Surrender benefits                              (439,761)     (134,417)      (24,811)      (91,921)     (763,081)
  Death benefits                                    (1,549)           --            --            --          (423)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 8,551,914     3,153,705       714,060     5,025,965    50,901,864
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER I         CL B          CL B          CL B          CL II


OPERATIONS
Investment income (loss) -- net                 $  (11,968) $    161,267  $    (38,467)   $   (8,137)  $   (21,692)
Net realized gain (loss) on sales of
investments                                        (48,690)   (1,030,419)       38,019       (54,129)      206,555
Distributions from capital gains                        --     3,379,199     4,760,918            --     1,021,700
Net change in unrealized appreciation or
depreciation of investments                       (705,116)  (12,107,416)  (60,783,482)     (379,627)   (6,775,403)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (765,774)   (9,597,369)  (56,023,012)     (441,893)   (5,568,840)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         303,652     4,193,594    17,716,713       106,154     1,948,092
Net transfers(1)                                  (175,573)   (3,789,537)   31,217,820       937,619    (2,830,450)
Transfers for policy loans                          (3,794)      (89,316)     (695,995)      (13,263)      (68,851)
Policy charges                                     (72,306)     (812,535)   (3,052,981)      (33,053)     (439,470)
Contract terminations:
  Surrender benefits                               (60,850)     (994,001)   (2,702,141)      (12,947)     (311,032)
  Death benefits                                    (1,423)       (1,887)       (3,147)           --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (10,294)   (1,493,682)   42,480,269       984,510    (1,701,711)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,664,737    24,351,715    79,845,055       393,838    13,660,490
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  888,669  $ 13,260,664  $ 66,302,312    $  936,455   $ 6,389,939
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,370,369    17,279,848    33,666,923       370,082     7,424,560
Contract purchase payments                         328,974     3,800,848    10,403,693       125,012     1,375,271
Net transfers(1)                                  (215,701)   (3,337,716)   20,068,544     1,051,896    (1,861,110)
Transfers for policy loans                          (3,760)      (69,996)     (360,682)      (16,370)      (44,027)
Policy charges                                     (77,296)     (746,021)   (1,823,494)      (40,698)     (305,752)
Contract terminations:
  Surrender benefits                               (71,098)     (915,342)   (1,568,827)      (14,629)     (228,721)
  Death benefits                                    (1,398)       (1,584)       (2,042)           --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,330,090    16,010,037    60,384,115     1,475,293     6,360,221
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP        CALVERT         COL           CS           EV VT
                                                  VAL,        VS SOCIAL     HI YIELD,     COMMODITY     FLOATING-
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II          BAL         VS CL B       RETURN       RATE INC


OPERATIONS
Investment income (loss) -- net                $   323,454   $   122,110    $  272,198   $    40,409   $   863,700
Net realized gain (loss) on sales of
investments                                     (1,833,148)     (196,379)      (62,171)     (603,459)     (344,536)
Distributions from capital gains                 2,941,331       110,307            --       629,059            --
Net change in unrealized appreciation or
depreciation of investments                     (8,112,800)   (2,952,841)     (988,856)   (5,163,169)   (7,464,389)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (6,681,163)   (2,916,803)     (778,829)   (5,097,160)   (6,945,225)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       4,722,696     1,006,386       451,190       627,192     3,329,123
Net transfers(1)                                (7,593,377)   (2,005,469)    1,227,059    11,048,289    19,969,619
Transfers for policy loans                        (146,819)      (75,360)      (39,707)     (154,943)     (143,948)
Policy charges                                    (969,514)     (321,319)     (106,335)     (240,743)     (651,581)
Contract terminations:
  Surrender benefits                              (842,869)     (369,781)      (66,569)     (274,156)     (448,287)
  Death benefits                                    (4,890)           --            --            --          (555)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (4,834,773)   (1,765,543)    1,465,638    11,005,639    22,054,371
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 27,683,595    10,574,639     1,945,346       928,298     5,934,507
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $16,167,659   $ 5,892,293    $2,632,155   $ 6,836,777   $21,043,653
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          19,461,350     9,295,029     1,802,129       826,615     6,045,306
Contract purchase payments                       3,788,575     1,028,677       455,553       587,011     3,740,260
Net transfers(1)                                (5,997,612)   (1,947,062)    1,235,033     8,501,398    21,309,810
Transfers for policy loans                        (111,296)      (80,137)      (42,863)     (145,391)     (159,284)
Policy charges                                    (785,369)     (326,179)     (108,896)     (232,015)     (742,371)
Contract terminations:
  Surrender benefits                              (683,707)     (360,431)      (70,873)     (268,353)     (507,930)
  Death benefits                                    (3,715)           --            --            --          (614)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                15,668,226     7,609,897     3,270,083     9,269,265    29,685,177
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                               FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2


OPERATIONS
Investment income (loss) -- net                $    40,383  $    314,641  $      9,150  $   (540,384) $    251,365
Net realized gain (loss) on sales of
investments                                        (84,460)   (1,994,858)     (554,945)     (964,996)      (59,291)
Distributions from capital gains                        --     1,259,895     3,587,891    13,870,843     2,267,224
Net change in unrealized appreciation or
depreciation of investments                     (2,557,472)  (46,540,610)  (18,741,332)  (51,825,910)  (12,109,103)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (2,601,549)  (46,960,932)  (15,699,236)  (39,460,447)   (9,649,805)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,220,846    15,644,331     6,539,668    18,641,124     3,535,314
Net transfers(1)                                 1,738,477    98,174,456    (8,827,003)   (8,634,415)   (4,532,632)
Transfers for policy loans                         (26,026)     (841,644)     (191,960)     (774,129)     (195,003)
Policy charges                                    (267,579)   (2,836,281)   (1,386,051)   (3,553,424)     (693,216)
Contract terminations:
  Surrender benefits                              (204,184)   (2,165,010)   (1,175,515)   (3,282,458)     (838,678)
  Death benefits                                        --        (3,213)       (9,959)      (15,564)       (5,921)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     2,461,534   107,972,639    (5,050,820)    2,381,134    (2,730,136)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  6,259,113    33,100,348    40,784,134    99,593,999    23,795,390
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 6,119,098  $ 94,112,055  $ 20,034,078  $ 62,514,686  $ 11,415,449
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,801,901    30,597,893    27,134,655    46,273,969    12,231,416
Contract purchase payments                       1,130,336    18,881,724     5,407,812    10,701,907     2,323,843
Net transfers(1)                                 1,607,210   110,878,434    (7,057,749)   (4,083,069)   (2,863,068)
Transfers for policy loans                         (23,453)   (1,019,901)     (157,764)     (404,977)     (116,493)
Policy charges                                    (248,765)   (3,547,665)   (1,152,253)   (2,043,760)     (459,162)
Contract terminations:
  Surrender benefits                              (195,975)   (2,609,244)   (1,017,502)   (1,906,015)     (547,550)
  Death benefits                                        --        (3,654)       (7,950)       (8,127)       (3,367)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 7,071,254   153,177,587    23,149,249    48,529,928    10,565,619
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        FTVIPT        FTVIPT
                                              FRANK GLOBAL      FRANK        MUTUAL        GS VIT        GS VIT
                                                REAL EST,      SM CAP        SHARES     MID CAP VAL,  STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 2        VAL, CL 2     SEC, CL 2       INST        EQ, INST


OPERATIONS
Investment income (loss) -- net               $     76,932  $    105,850   $   375,641  $    182,545  $    272,249
Net realized gain (loss) on sales of
investments                                     (8,280,235)      860,595      (356,922)   (4,390,185)   (2,445,161)
Distributions from capital gains                19,616,397     3,659,003       764,459       289,149       465,153
Net change in unrealized appreciation or
depreciation of investments                    (46,707,846)  (21,068,915)   (8,791,661)  (62,448,141)  (25,264,646)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (35,294,752)  (16,443,467)   (8,008,483)  (66,366,632)  (26,972,405)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      10,858,456     6,251,352     4,016,255    20,389,833     7,636,054
Net transfers(1)                               (29,205,862)  (15,474,986)   (3,043,347)  (35,557,161)  (31,128,199)
Transfers for policy loans                        (470,999)     (398,429)     (144,681)   (1,358,092)     (465,637)
Policy charges                                  (2,885,955)   (1,776,559)     (786,192)   (5,804,505)   (2,167,711)
Contract terminations:
  Surrender benefits                            (3,571,818)   (2,445,827)     (656,688)   (7,757,281)   (3,343,567)
  Death benefits                                   (23,201)      (19,620)       (1,797)      (26,184)      (34,071)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                   (25,299,379)  (13,864,069)     (616,450)  (30,113,390)  (29,503,131)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                102,556,769    61,594,543    21,880,075   204,428,353    93,726,848
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 41,962,638  $ 31,287,007   $13,255,142  $107,948,331  $ 37,251,312
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          44,220,789    27,554,908    14,489,356    77,828,223    90,954,761
Contract purchase payments                       5,766,542     3,197,716     3,221,235     9,195,816     8,962,285
Net transfers(1)                               (14,641,806)   (7,328,488)   (2,339,707)  (14,495,733)  (34,992,000)
Transfers for policy loans                        (217,345)     (198,409)     (109,450)     (560,145)     (523,889)
Policy charges                                  (1,546,941)     (916,148)     (639,140)   (2,651,203)   (2,584,585)
Contract terminations:
  Surrender benefits                            (1,876,815)   (1,215,533)     (537,527)   (3,428,294)   (3,880,977)
  Death benefits                                   (11,477)       (9,303)       (1,384)      (10,851)      (36,238)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                31,692,947    21,084,743    14,083,383    65,877,813    57,899,357
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN    JANUS ASPEN     LAZARD        MFS INV
                                                 GLOBAL       OVERSEAS,       JANUS,      RETIRE INTL   GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           TECH, SERV        SERV          SERV        EQ, SERV       SERV CL


OPERATIONS
Investment income (loss) -- net                $   (82,569) $     266,639  $    (97,033) $     75,255  $   (185,081)
Net realized gain (loss) on sales of
investments                                       (293,909)     2,822,596      (110,983)     (159,405)      322,601
Distributions from capital gains                        --     19,393,396            --       124,677     1,566,335
Net change in unrealized appreciation or
depreciation of investments                     (5,303,617)  (100,600,566)  (29,090,552)  (17,619,667)  (15,020,813)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (5,680,095)   (78,117,935)  (29,298,568)  (17,579,140)  (13,316,958)
=========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,119,655     10,499,334    11,970,407     4,153,887     3,373,791
Net transfers(1)                                (2,056,814)   (17,291,053)   66,182,014   (14,978,260)   (7,931,240)
Transfers for policy loans                        (133,404)    (1,494,452)     (467,159)     (290,580)     (380,711)
Policy charges                                    (388,663)    (3,627,825)   (1,928,357)   (1,316,924)   (1,122,686)
Contract terminations:
  Surrender benefits                              (534,240)    (5,066,226)   (1,361,543)   (1,876,770)   (1,613,359)
  Death benefits                                        --        (47,811)         (962)       (4,739)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (1,993,466)   (17,028,033)   74,394,400   (14,313,386)   (7,674,205)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 14,074,330    159,690,676    21,046,788    56,400,225    41,198,365
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 6,400,769  $  64,544,708  $ 66,142,620  $ 24,507,699  $ 20,207,202
=========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          26,110,026     90,519,266    20,250,740    41,500,616    52,721,444
Contract purchase payments                       2,686,853      7,938,776    14,802,374     3,824,390     5,197,488
Net transfers(1)                                (4,827,398)   (13,700,494)   76,465,026   (13,227,005)  (11,778,738)
Transfers for policy loans                        (309,032)    (1,025,347)     (559,781)     (259,585)     (525,096)
Policy charges                                    (948,689)    (2,761,814)   (2,455,932)   (1,221,816)   (1,738,486)
Contract terminations:
  Surrender benefits                            (1,326,691)    (3,662,461)   (1,707,207)   (1,721,012)   (2,472,233)
  Death benefits                                        --        (27,867)       (1,111)       (4,462)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                21,385,069     77,280,059   106,794,109    28,891,126    41,404,379
=========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                          OPPEN
                                                   MFS           MFS          OPPEN         OPPEN       STRATEGIC
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM       BOND
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV    VA, SERV


OPERATIONS
Investment income (loss) -- net               $   (175,298) $     62,048   $     9,201   $   (23,877) $  2,331,465
Net realized gain (loss) on sales of
investments                                       (700,096)     (472,175)     (202,543)     (119,350)   (1,524,111)
Distributions from capital gains                 4,140,032     2,654,044       210,647       172,718       773,286
Net change in unrealized appreciation or
depreciation of investments                    (12,303,868)  (10,577,603)   (1,721,807)   (1,731,180)  (23,917,379)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (9,039,230)   (8,333,686)   (1,704,502)   (1,701,689)  (22,336,739)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       2,352,164     2,649,836       850,114       929,405    16,233,861
Net transfers(1)                                (4,617,476)    5,487,577       339,898     1,000,904    90,921,118
Transfers for policy loans                        (137,409)     (307,976)      (21,552)       (4,870)     (992,678)
Policy charges                                    (787,395)     (737,862)     (163,761)     (162,660)   (3,805,692)
Contract terminations:
  Surrender benefits                            (1,203,600)     (461,831)     (113,492)     (119,745)   (3,073,699)
  Death benefits                                        --        (1,923)           --            --       (33,894)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (4,393,716)    6,627,821       891,207     1,643,034    99,249,016
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,899,938    15,438,388     3,437,196     3,213,669    38,429,340
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 12,466,992  $ 13,732,523   $ 2,623,901   $ 3,155,014  $115,341,617
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          25,700,863     5,320,969     2,596,746     2,737,841    33,282,456
Contract purchase payments                       2,881,256     1,110,541       804,218       953,234    14,655,623
Net transfers(1)                                (5,344,481)    1,891,430       252,082       977,699    77,141,227
Transfers for policy loans                        (143,480)     (126,256)      (20,603)       (5,283)     (891,643)
Policy charges                                    (966,124)     (315,120)     (158,722)     (170,429)   (3,498,323)
Contract terminations:
  Surrender benefits                            (1,487,849)     (201,361)     (121,695)     (118,281)   (2,788,809)
  Death benefits                                        --          (773)           --            --       (28,990)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                20,640,185     7,679,430     3,352,026     4,374,781   117,871,541
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT      PIONEER       PIONEER       PUT VT        PUT VT
                                               ALL ASSET,      EQ INC       INTL VAL     GLOBAL HLTH    INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           ADVISOR CL    VCT, CL II    VCT, CL II    CARE, CL IB      CL IB


OPERATIONS
Investment income (loss) -- net               $  3,509,396   $   115,250    $    2,930    $  (25,203)  $    58,415
Net realized gain (loss) on sales of
investments                                       (705,141)     (237,161)      (57,888)       (8,117)     (264,961)
Distributions from capital gains                   226,475       417,231        26,661        24,189       729,567
Net change in unrealized appreciation or
depreciation of investments                    (15,488,653)   (2,655,436)     (383,646)     (577,209)   (2,649,006)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (12,457,923)   (2,360,116)     (411,943)     (586,340)   (2,125,985)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      10,567,312     1,639,595       165,766       479,284       708,009
Net transfers(1)                                57,169,128    (2,952,850)     (236,647)      354,413    (1,774,571)
Transfers for policy loans                        (487,264)      (72,889)       (5,490)       (8,260)      (38,849)
Policy charges                                  (1,883,599)     (313,424)      (36,825)     (132,297)     (149,151)
Contract terminations:
  Surrender benefits                            (1,404,551)     (264,150)      (18,126)     (116,630)     (103,367)
  Death benefits                                   (17,040)           --            --        (1,225)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    63,943,986    (1,963,718)     (131,322)      575,285    (1,357,929)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 18,492,379     9,386,734     1,006,045     2,734,514     5,845,302
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 69,978,442   $ 5,062,900    $  462,780    $2,723,459   $ 2,361,388
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          17,574,825     6,442,712       890,302     2,265,408     3,246,299
Contract purchase payments                      10,800,216     1,284,873       195,951       427,893       494,358
Net transfers(1)                                55,365,268    (2,168,520)     (266,406)      285,656    (1,174,160)
Transfers for policy loans                        (498,217)      (55,824)       (5,376)       (7,616)      (22,731)
Policy charges                                  (1,963,623)     (248,744)      (42,460)     (118,669)     (106,069)
Contract terminations:
  Surrender benefits                            (1,454,731)     (211,041)      (18,745)     (106,443)      (76,740)
  Death benefits                                   (16,396)           --            --          (987)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                79,807,342     5,043,456       753,266     2,745,242     2,360,957
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT         DISC          DISC          DISC          DISC
                                                 VISTA,     ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)            CL IB        AGGR(2)     CONSERV(2)      MOD(2)      MOD AGGR(2)


OPERATIONS
Investment income (loss) -- net                $   (76,643)   $  (10,408)   $   (3,428)  $   (24,511)  $   (26,635)
Net realized gain (loss) on sales of
investments                                          2,030       (25,881)      (14,239)      (93,544)     (107,690)
Distributions from capital gains                        --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                     (4,635,733)     (592,345)      (61,800)   (1,283,702)   (1,470,953)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (4,710,346)     (628,634)      (79,467)   (1,401,757)   (1,605,278)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         953,577       214,950        37,182       116,448       312,380
Net transfers(1)                                (1,753,094)    3,301,288     1,633,350     8,206,059     8,127,699
Transfers for policy loans                         (92,787)      (23,986)      (11,566)      (20,832)      (49,132)
Policy charges                                    (339,172)      (43,688)      (40,391)      (96,293)      (91,098)
Contract terminations:
  Surrender benefits                              (532,284)      (30,257)      (96,902)      (99,906)     (107,723)
  Death benefits                                    (9,965)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (1,773,725)    3,418,307     1,521,673     8,105,476     8,192,126
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,572,237            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 5,088,166    $2,789,673    $1,442,206   $ 6,703,719   $ 6,586,848
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          15,215,879            --            --            --            --
Contract purchase payments                       1,595,963       287,383        44,280       146,385       388,570
Net transfers(1)                                (2,839,689)    3,777,515     1,845,292     8,963,651     8,882,497
Transfers for policy loans                        (122,889)      (31,394)      (14,336)      (23,648)      (67,468)
Policy charges                                    (571,010)      (55,368)      (46,624)     (120,181)     (114,268)
Contract terminations:
  Surrender benefits                              (866,887)      (40,650)     (111,533)     (130,322)     (124,069)
  Death benefits                                   (14,132)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                12,397,235     3,937,486     1,717,079     8,835,885     8,965,262
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET   RVS PTNRS VP    RVS PTNRS     RVS PTNRS
                                               ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)         CONSERV(2)        VAL           VAL           VAL           BAL


OPERATIONS
Investment income (loss) -- net                 $   (8,153) $   (323,477)    $  (2,664) $   (417,698) $ (1,519,738)
Net realized gain (loss) on sales of
investments                                       (105,196)      (76,173)      (24,270)     (208,650)   (8,900,628)
Distributions from capital gains                        --       160,120         1,890     1,272,015    18,407,276
Net change in unrealized appreciation or
depreciation of investments                       (284,009)  (19,698,924)     (136,002)  (20,778,100)  (90,176,351)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (397,358)  (19,938,454)     (161,046)  (20,132,433)  (82,189,441)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          36,752     8,293,849        69,002    11,003,143    19,000,519
Net transfers(1)                                 3,217,651    45,127,215       227,884    36,839,808   (43,233,731)
Transfers for policy loans                            (849)     (309,970)       (1,022)     (437,889)   (1,029,884)
Policy charges                                     (49,223)   (1,336,567)      (14,801)   (1,923,820)  (18,594,056)
Contract terminations:
  Surrender benefits                              (108,089)     (921,242)       (8,263)   (1,510,579)  (18,099,192)
  Death benefits                                        --          (736)           --        (6,054)     (506,656)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     3,096,242    50,852,549       272,800    43,964,609   (62,463,000)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --    14,559,955       256,728    31,869,782   312,062,373
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $2,698,884  $ 45,474,050     $ 368,482  $ 55,701,958  $167,409,932
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --    15,003,897       215,232    20,614,188   277,699,047
Contract purchase payments                          46,288    10,734,324        69,836     8,362,855    19,759,682
Net transfers(1)                                 3,547,952    54,631,820       231,425    27,119,817   (43,895,027)
Transfers for policy loans                          (1,079)     (393,092)       (1,018)     (317,049)   (1,009,844)
Policy charges                                     (59,783)   (1,778,717)      (15,111)   (1,486,947)  (19,470,424)
Contract terminations:
  Surrender benefits                              (135,488)   (1,208,174)       (8,032)   (1,158,666)  (18,306,070)
  Death benefits                                        --          (883)           --        (4,048)     (471,242)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,397,890    76,989,175       492,332    53,130,150   214,306,122
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                                                          RVS VP
                                                                                                          GLOBAL
                                                 RVS VP        RVS VP         RVS VP        RVS VP       INFLATION
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CASH MGMT     DIV BOND      DIV EQ INC    GLOBAL BOND    PROT SEC


OPERATIONS
Investment income (loss) -- net               $  1,600,933  $ (1,485,478) $  (3,325,307)  $ 5,720,702   $   690,437
Net realized gain (loss) on sales of
investments                                         (7,162)   (2,287,624)    (2,555,323)     (501,589)     (467,708)
Distributions from capital gains                        --            --     39,031,938        43,931            --
Net change in unrealized appreciation or
depreciation of investments                        (33,247)  (19,620,161)  (235,782,808)   (7,691,373)   (1,874,376)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        1,560,524   (23,393,263)  (202,631,500)   (2,428,329)   (1,651,647)
=========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      28,382,515    37,809,160     53,782,926    11,668,417     7,083,296
Net transfers(1)                                13,707,366    36,562,008    (18,671,303)   18,595,512    37,034,990
Transfers for policy loans                        (876,062)   (2,457,303)    (3,557,275)   (1,007,898)     (503,054)
Policy charges                                 (12,480,150)  (14,144,943)   (15,100,295)   (3,354,259)   (1,476,841)
Contract terminations:
  Surrender benefits                           (16,794,897)  (14,548,986)   (17,764,066)   (3,768,160)   (1,110,689)
  Death benefits                                   (83,945)     (187,284)      (180,636)      (44,977)       (3,979)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    11,854,827    43,032,652     (1,490,649)   22,088,635    41,023,723
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                113,766,641   268,070,533    501,850,751    74,558,861    13,098,242
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $127,181,992  $287,709,922  $ 297,728,602   $94,219,167   $52,470,318
=========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          98,463,880   191,510,335    267,421,866    46,890,471    12,081,742
Contract purchase payments                      24,356,189    27,822,768     36,052,304     7,369,870     6,475,865
Net transfers(1)                                11,703,341    25,077,816    (10,374,046)   10,971,959    33,054,371
Transfers for policy loans                        (750,273)   (1,794,154)    (2,203,919)     (635,179)     (460,202)
Policy charges                                 (10,710,891)  (10,454,487)   (10,221,346)   (2,133,734)   (1,358,563)
Contract terminations:
  Surrender benefits                           (14,390,816)  (10,721,283)   (11,657,891)   (2,383,022)   (1,020,193)
  Death benefits                                   (71,882)     (152,464)      (115,102)      (28,356)       (3,551)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               108,599,548   221,288,531    268,901,866    60,052,009    48,769,469
=========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                               RVS VP
                                                 SEL VP       HI YIELD       RVS VP         RVS VP        SEL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               GRO          BOND         INC OPP        DYN EQ      LG CAP VAL


OPERATIONS
Investment income (loss) -- net               $   (730,732) $   (403,633)  $  (238,331) $  (2,665,648)    $  (4,226)
Net realized gain (loss) on sales of
investments                                       (528,501)   (2,348,795)     (709,058)    (7,761,818)      (48,534)
Distributions from capital gains                        --            --            --     45,856,980        10,032
Net change in unrealized appreciation or
depreciation of investments                    (62,618,754)  (15,436,995)   (6,831,257)  (241,674,498)     (192,069)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (63,877,987)  (18,189,423)   (7,778,646)  (206,244,984)     (234,797)
=========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      18,020,998     7,838,973     6,262,601     40,234,493       162,642
Net transfers(1)                                14,257,323   (31,706,955)   28,358,860    (79,809,679)      114,866
Transfers for policy loans                        (764,840)     (549,829)     (251,793)    (1,161,827)       (1,468)
Policy charges                                  (3,929,584)   (3,013,363)   (1,105,315)   (29,053,856)      (30,672)
Contract terminations:
  Surrender benefits                            (4,207,302)   (3,811,216)     (757,665)   (29,861,329)      (17,464)
  Death benefits                                   (28,993)      (38,708)         (670)      (455,933)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    23,347,602   (31,281,098)   32,506,018   (100,108,131)      227,904
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                130,021,368    96,633,920    11,525,124    556,056,359       513,567
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 89,490,983  $ 47,163,399   $36,252,496  $ 249,703,244     $ 506,674
=========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         215,183,503    69,117,566    10,553,666    631,216,077       429,785
Contract purchase payments                      38,825,223     6,070,214     6,216,820     57,932,001       169,339
Net transfers(1)                                33,622,282   (23,968,225)   26,605,609   (109,797,176)      160,251
Transfers for policy loans                      (1,517,851)     (406,812)     (246,272)    (1,360,422)       (1,910)
Policy charges                                  (8,577,129)   (2,355,838)   (1,111,840)   (41,962,998)      (32,752)
Contract terminations:
  Surrender benefits                            (8,953,365)   (2,937,794)     (759,480)   (41,171,203)      (18,008)
  Death benefits                                   (55,687)      (27,970)         (651)      (585,538)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               268,526,976    45,491,141    41,257,852    494,270,741       706,705
=========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        RVS VP                      RVS VP        SEL VP
                                                 MID CAP       MID CAP       RVS VP         SHORT        SM CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               GRO           VAL         S&P 500      DURATION         VAL


OPERATIONS
Investment income (loss) -- net                $  (101,750)  $   (64,236) $   (416,067)  $  (410,994)  $  (169,801)
Net realized gain (loss) on sales of
investments                                       (427,020)     (230,634)      657,676      (164,864)   (2,317,575)
Distributions from capital gains                    87,605     1,225,217     2,175,314            --     2,488,873
Net change in unrealized appreciation or
depreciation of investments                     (5,901,345)   (5,298,489)  (24,813,852)   (1,336,796)   (8,838,669)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (6,342,510)   (4,368,142)  (22,396,929)   (1,912,654)   (8,837,172)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,694,717     1,502,375     5,716,016     5,006,517     2,278,163
Net transfers(1)                                (2,841,599)    3,770,032   (10,087,030)     (865,193)   (6,909,538)
Transfers for policy loans                        (126,307)      (76,614)     (329,692)     (458,147)     (108,346)
Policy charges                                    (572,173)     (285,679)   (1,968,478)   (3,169,004)     (799,547)
Contract terminations:
  Surrender benefits                              (717,882)     (209,023)   (2,894,015)   (3,176,357)   (1,038,568)
  Death benefits                                        --            --            --       (69,670)       (5,036)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,563,244)    4,701,091    (9,563,199)   (2,731,854)   (6,582,872)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 15,909,677     5,697,883    67,021,489    55,521,994    27,429,869
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 7,003,923   $ 6,030,832  $ 35,061,361   $50,877,486   $12,009,825
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          11,572,211     4,302,586    65,036,335    43,230,687    19,239,781
Contract purchase payments                       1,577,250     1,437,714     6,755,063     3,924,238     1,982,718
Net transfers(1)                                (2,520,730)    3,183,040   (11,183,122)     (696,220)   (5,712,410)
Transfers for policy loans                        (103,767)      (76,657)     (350,681)     (360,685)      (68,855)
Policy charges                                    (535,233)     (280,389)   (2,346,027)   (2,496,751)     (704,035)
Contract terminations:
  Surrender benefits                              (669,099)     (194,993)   (3,333,313)   (2,496,568)     (890,339)
  Death benefits                                        --            --            --       (58,873)       (3,898)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 9,320,632     8,371,301    54,578,255    41,045,828    13,842,962
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 THDL VP                     VANK LIT      VANK UIF      VANK UIF
                                                  EMER         THDL VP       COMSTOCK,    GLOBAL REAL     MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              MKTS         INTL OPP        CL II      EST, CL II    GRO, CL II


OPERATIONS
Investment income (loss) -- net               $   (146,563) $   2,555,774  $    157,546  $    270,797   $    (1,104)
Net realized gain (loss) on sales of
investments                                       (244,895)    14,647,579      (113,824)         (737)     (400,809)
Distributions from capital gains                14,338,239             --     1,046,057       922,786       777,465
Net change in unrealized appreciation or
depreciation of investments                    (70,108,034)  (105,247,474)  (15,570,505)  (10,561,130)   (2,000,914)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (56,161,253)   (88,044,121)  (14,480,726)   (9,368,284)   (1,625,362)
=========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      11,367,737     12,202,819     6,701,009     2,923,714       389,865
Net transfers(1)                                22,096,269    (39,713,499)   35,147,115    22,227,118     2,440,585
Transfers for policy loans                      (1,234,992)    (1,511,550)     (259,453)     (137,311)      (71,783)
Policy charges                                  (2,708,386)    (9,186,877)   (1,092,362)     (482,490)      (91,317)
Contract terminations:
  Surrender benefits                            (2,931,389)   (12,540,819)     (771,393)     (340,810)      (56,456)
  Death benefits                                   (23,124)      (140,528)         (545)         (915)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    26,566,115    (50,890,454)   39,724,371    24,189,306     2,610,894
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 90,908,238    250,571,895    11,606,327     4,264,928       942,134
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 61,313,100  $ 111,637,320  $ 36,849,972  $ 19,085,950   $ 1,927,666
=========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          31,068,453    222,331,737    12,703,942     4,908,104       867,425
Contract purchase payments                       5,457,017     13,710,629     9,156,509     4,568,535       476,017
Net transfers(1)                                12,356,750    (42,608,893)   44,481,998    31,894,251     2,292,244
Transfers for policy loans                        (511,916)    (1,532,316)     (349,268)     (216,546)      (83,452)
Policy charges                                  (1,315,186)   (10,374,931)   (1,530,444)     (780,727)     (113,545)
Contract terminations:
  Surrender benefits                            (1,373,146)   (13,576,929)   (1,065,175)     (548,925)      (71,221)
  Death benefits                                    (8,785)      (141,698)         (684)       (1,157)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                45,673,187    167,807,599    63,396,878    39,823,535     3,367,468
=========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                              WF ADV        WF ADV
                                                  WANGER        WANGER       VT ASSET       VT INTL       WF ADV
YEAR ENDED DEC. 31, 2008 (CONTINUED)               INTL           USA          ALLOC         CORE         VT OPP


OPERATIONS
Investment income (loss) -- net               $     109,347  $ (1,136,014)  $    77,693   $    15,487   $    28,587
Net realized gain (loss) on sales of
investments                                       1,920,390       510,321      (141,035)      (46,365)     (165,281)
Distributions from capital gains                 22,720,846    15,826,879       402,407       295,254       634,590
Net change in unrealized appreciation or
depreciation of investments                    (113,311,520)  (74,247,046)   (2,052,050)   (1,035,877)   (1,771,299)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (88,560,937)  (59,045,860)   (1,712,985)     (771,501)   (1,273,403)
=========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       19,885,378    18,528,314       992,041       284,179       475,637
Net transfers(1)                                 (5,466,566)  (20,223,193)   (1,571,667)     (288,197)     (596,426)
Transfers for policy loans                       (1,596,059)   (1,215,484)      (28,073)       (3,379)       (7,131)
Policy charges                                   (5,270,728)   (4,576,728)     (277,990)      (64,649)     (122,852)
Contract terminations:
  Surrender benefits                             (6,721,632)   (5,770,519)     (132,188)      (51,325)     (118,547)
  Death benefits                                    (17,210)      (68,371)           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                        813,183   (13,325,981)   (1,017,877)     (123,371)     (369,319)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 196,656,455   158,998,401     6,410,540     1,850,291     3,486,728
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 108,908,701  $ 86,626,560   $ 3,679,678   $   955,419   $ 1,844,006
=========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          110,580,475    80,676,813     4,473,305     1,142,653     2,302,533
Contract purchase payments                       14,590,258    11,465,193       808,536       223,345       369,753
Net transfers(1)                                 (1,707,170)  (11,465,288)   (1,261,535)     (216,071)     (427,096)
Transfers for policy loans                       (1,088,122)     (706,193)      (18,555)       (2,649)       (1,907)
Policy charges                                   (3,923,748)   (2,859,158)     (228,677)      (51,655)      (97,256)
Contract terminations:
  Surrender benefits                             (4,844,759)   (3,537,209)     (117,865)      (43,586)      (94,803)
  Death benefits                                    (11,332)      (37,905)           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                113,595,602    73,536,253     3,655,209     1,052,037     2,051,224
=========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SEGREGATED
                                                                                   ASSET
                                                                                SUBACCOUNT
                                                                               ------------
                                                                                 WF ADV VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                            SM CAP GRO


OPERATIONS
Investment income (loss) -- net                                                 $   (66,796)
Net realized gain (loss) on sales of investments                                   (610,828)
Distributions from capital gains                                                  2,189,680
Net change in unrealized appreciation or depreciation of investments             (5,245,312)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  (3,733,256)
===========================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                        1,330,845
Net transfers(1)                                                                    275,518
Transfers for policy loans                                                          (88,059)
Policy charges                                                                     (288,040)
Contract terminations:
  Surrender benefits                                                               (238,964)
  Death benefits                                                                       (600)
-------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      990,700
-------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   8,030,043
-------------------------------------------------------------------------------------------
Net assets at end of year                                                       $ 5,287,487
===========================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                            4,797,987
Contract purchase payments                                                        1,019,543
Net transfers(1)                                                                     93,715
Transfers for policy loans                                                          (65,693)
Policy charges                                                                     (222,313)
Contract terminations:
  Surrender benefits                                                               (180,805)
  Death benefits                                                                       (426)
-------------------------------------------------------------------------------------------
Units outstanding at end of year                                                  5,442,008
===========================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
PERIOD ENDED DEC. 31, 2007                       SER II        SER II         SER I         SER I       SER II(2)


OPERATIONS
Investment income (loss) -- net                $  (135,267)   $  (60,176)   $  (11,711)   $    7,612    $    5,922
Net realized gain (loss) on sales of
investments                                        397,258       222,361        93,457        15,488           350
Distributions from capital gains                        --       527,966            --        72,987            --
Net change in unrealized appreciation or
depreciation of investments                      1,231,434      (128,281)       57,699      (384,005)          563
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        1,493,425       561,870       139,445      (287,918)        6,835
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       3,805,414     1,679,628       233,742       319,896       932,655
Net transfers(1)                                (2,665,185)     (653,787)      (36,498)     (128,781)    7,930,558
Transfers for policy loans                         (66,034)      (54,212)      (12,137)      (19,259)      (18,324)
Policy charges                                    (610,566)     (256,169)      (53,985)      (58,336)      (78,981)
Contract terminations:
  Surrender benefits                              (540,626)     (176,433)      (21,324)      (25,495)      (24,778)
  Death benefits                                       (63)         (760)           --           (90)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (77,060)      538,267       109,798        87,935     8,741,130
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,545,258     5,507,931     1,054,294     1,211,487            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $14,961,623    $6,608,068    $1,303,537    $1,011,504    $8,747,965
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          10,895,524     3,790,354       694,435       864,789            --
Contract purchase payments                       2,874,197     1,061,576       141,604       239,725       896,164
Net transfers(1)                                (1,984,532)     (394,342)      (11,102)      (89,265)    7,652,051
Transfers for policy loans                         (48,646)      (34,435)       (7,119)      (14,939)      (17,663)
Policy charges                                    (459,240)     (161,451)      (32,600)      (43,882)      (75,879)
Contract terminations:
  Surrender benefits                              (408,171)     (110,986)      (12,918)      (19,791)      (23,697)
  Death benefits                                       (50)         (487)           --           (68)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                10,869,082     4,150,229       772,300       936,569     8,430,976
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            SER I         CL B          CL B         CL B(2)        CL II


OPERATIONS
Investment income (loss) -- net                 $  (14,387)  $    88,023   $    86,712      $   (563)  $   (52,404)
Net realized gain (loss) on sales of
investments                                         59,388       384,419       198,119         1,126       453,038
Distributions from capital gains                        --     1,304,895     2,716,354            --            --
Net change in unrealized appreciation or
depreciation of investments                         53,955      (818,384)     (387,494)        7,265     1,603,246
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           98,956       958,953     2,613,691         7,828     2,003,880
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         352,562     6,954,910    19,109,153        19,125     2,873,665
Net transfers(1)                                   (96,798)   (4,126,855)    8,311,467       370,419      (787,205)
Transfers for policy loans                          (8,791)     (210,712)     (661,936)           50      (121,059)
Policy charges                                     (72,612)   (1,017,769)   (2,462,131)       (3,458)     (514,534)
Contract terminations:
  Surrender benefits                               (39,674)     (823,826)   (1,754,506)         (126)     (354,684)
  Death benefits                                        --          (951)       (5,785)           --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       134,687       774,797    22,536,262       386,010     1,096,183
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,431,094    22,617,965    54,695,102            --    10,560,427
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,664,737   $24,351,715   $79,845,055      $393,838   $13,660,490
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,257,465    16,678,531    24,130,525            --     6,707,068
Contract purchase payments                         294,374     4,955,946     8,027,952        18,338     1,682,707
Net transfers(1)                                   (80,609)   (2,893,284)    3,547,836       355,000      (389,984)
Transfers for policy loans                          (7,201)     (149,422)     (274,719)           49       (69,501)
Policy charges                                     (60,514)     (724,189)   (1,031,136)       (3,305)     (299,582)
Contract terminations:
  Surrender benefits                               (33,146)     (587,018)     (731,245)           --      (206,148)
  Death benefits                                        --          (716)       (2,290)           --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,370,369    17,279,848    33,666,923       370,082     7,424,560
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP      CALVERT VS        COL                        EV VT
                                                  VAL,         SOCIAL       HI YIELD,   CS COMMODITY    FLOATING-
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL II          BAL         VS CL B      RETURN(2)    RATE INC(2)


OPERATIONS
Investment income (loss) -- net                $   151,413   $   164,931    $   71,977      $ 10,325    $   76,165
Net realized gain (loss) on sales of
investments                                         46,643       166,308        (2,880)           19            --
Distributions from capital gains                 2,477,713       597,151            --            --            --
Net change in unrealized appreciation or
depreciation of investments                     (4,577,285)     (732,955)      (72,226)       24,649       (87,447)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,901,516)      195,435        (3,129)       34,993       (11,282)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       7,466,214     1,383,556       652,928        22,460       664,384
Net transfers(1)                                (4,215,482)     (320,757)      548,300       874,821     5,370,291
Transfers for policy loans                        (289,961)      (41,881)       (6,433)         (302)      (11,936)
Policy charges                                  (1,208,396)     (336,901)      (79,601)       (2,843)      (56,711)
Contract terminations:
  Surrender benefits                              (907,758)     (526,041)       (8,362)         (831)      (20,239)
  Death benefits                                   (19,756)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       824,861       157,976     1,106,832       893,305     5,945,789
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 28,760,250    10,221,228       841,643            --            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $27,683,595   $10,574,639    $1,945,346      $928,298    $5,934,507
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          18,972,523     9,149,146       785,821            --            --
Contract purchase payments                       4,841,455     1,214,354       602,147        20,570       673,829
Net transfers(1)                                (2,782,749)     (275,339)      501,405       809,686     5,459,991
Transfers for policy loans                        (189,458)      (37,453)       (5,893)         (249)      (12,081)
Policy charges                                    (784,464)     (296,320)      (73,519)       (2,638)      (57,733)
Contract terminations:
  Surrender benefits                              (583,816)     (459,359)       (7,832)         (754)      (18,700)
  Death benefits                                   (12,141)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                19,461,350     9,295,029     1,802,129       826,615     6,045,306
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                               FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)        LG CAP, CL 2  SERV CL 2(2)    SERV CL 2     SERV CL 2     SERV CL 2


OPERATIONS
Investment income (loss) -- net                 $     (811)  $   140,792   $   182,922   $  (392,991)  $   447,558
Net realized gain (loss) on sales of
investments                                        123,364         9,766       879,865       556,124       643,717
Distributions from capital gains                   477,406     6,926,774     1,587,402     7,615,103     1,441,183
Net change in unrealized appreciation or
depreciation of investments                       (211,285)   (6,342,569)    1,532,422     4,146,078       847,675
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          388,674       734,763     4,182,611    11,924,314     3,380,133
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,623,400     3,154,070     9,331,775    22,669,530     4,862,729
Net transfers(1)                                  (338,198)   29,626,076    (6,017,488)   (4,701,930)   (2,781,433)
Transfers for policy loans                         (58,404)      (56,118)     (444,148)     (868,908)     (192,464)
Policy charges                                    (250,767)     (262,957)   (1,583,754)   (3,442,007)     (779,930)
Contract terminations:
  Surrender benefits                              (127,660)      (95,486)   (1,578,569)   (3,002,547)     (792,140)
  Death benefits                                      (372)           --        (1,418)       (6,524)       (1,875)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       847,999    32,365,585      (293,602)   10,647,614       314,887
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  5,022,440            --    36,895,125    77,022,071    20,100,370
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $6,259,113   $33,100,348   $40,784,134   $99,593,999   $23,795,390
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,124,555            --    27,210,094    40,903,380    11,985,211
Contract purchase payments                       1,282,890     2,963,637     6,480,307    11,056,768     2,667,548
Net transfers(1)                                  (265,323)   28,023,593    (4,062,149)   (2,139,249)   (1,460,459)
Transfers for policy loans                         (45,225)      (51,522)     (305,310)     (421,050)     (105,094)
Policy charges                                    (194,922)     (247,082)   (1,096,375)   (1,670,253)     (425,765)
Contract terminations:
  Surrender benefits                               (99,786)      (90,733)   (1,090,996)   (1,452,690)     (429,073)
  Death benefits                                      (288)           --          (916)       (2,937)         (952)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,801,901    30,597,893    27,134,655    46,273,969    12,231,416
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        FTVIPT        FTVIPT
                                              FRANK GLOBAL      FRANK        MUTUAL        GS VIT        GS VIT
                                                REAL EST,      SM CAP        SHARES     MID CAP VAL,  STRUCTD U.S.
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2        VAL, CL 2     SEC, CL 2       INST        EQ, INST


OPERATIONS
Investment income (loss) -- net               $  2,050,827   $  (168,587)  $   118,979  $   (277,758) $     76,886
Net realized gain (loss) on sales of
investments                                      1,004,844     1,384,892       125,739     1,716,403     2,944,235
Distributions from capital gains                 9,452,103     4,764,283       747,094    30,532,141     7,375,379
Net change in unrealized appreciation or
depreciation of investments                    (43,527,368)   (8,225,857)     (709,826)  (28,167,848)  (12,763,560)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (31,019,594)   (2,245,269)      281,986     3,802,938    (2,367,060)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      17,987,523     9,971,222     5,995,756    25,724,069    13,513,628
Net transfers(1)                               (13,599,044)   (4,766,041)    1,487,048    (1,326,578)  (13,708,771)
Transfers for policy loans                      (1,283,001)     (608,734)     (152,705)   (2,256,887)     (848,551)
Policy charges                                  (3,838,965)   (2,037,781)     (805,891)   (5,869,525)   (2,767,654)
Contract terminations:
  Surrender benefits                            (6,484,826)   (3,030,617)     (425,666)  (10,081,967)   (4,466,307)
  Death benefits                                  (125,773)       (5,600)         (661)     (152,692)      (10,973)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (7,344,086)     (477,551)    6,097,881     6,036,420    (8,288,628)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                140,920,449    64,317,363    15,500,208   194,588,995   104,382,536
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $102,556,769   $61,594,543   $21,880,075  $204,428,353  $ 93,726,848
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          47,652,069    27,835,133    10,526,068    75,766,871    98,747,685
Contract purchase payments                       6,593,616     4,162,508     3,895,566     9,526,001    12,598,394
Net transfers(1)                                (5,703,724)   (2,075,368)      964,937      (660,939)  (12,863,986)
Transfers for policy loans                        (475,402)     (252,677)      (97,191)     (836,410)     (780,603)
Policy charges                                  (1,410,206)     (850,429)     (523,644)   (2,174,480)   (2,579,910)
Contract terminations:
  Surrender benefits                            (2,393,573)   (1,261,688)     (275,946)   (3,735,259)   (4,155,976)
  Death benefits                                   (41,991)       (2,571)         (434)      (57,561)      (10,843)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                44,220,789    27,554,908    14,489,356    77,828,223    90,954,761
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                 GLOBAL       OVERSEAS,      JANUS,      RETIRE INTL   GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         TECH, SERV       SERV         SERV(2)      EQ, SERV       SERV CL


OPERATIONS
Investment income (loss) -- net                $   (62,098) $   (603,422)  $     9,081   $   900,901   $  (334,657)
Net realized gain (loss) on sales of
investments                                         39,048       993,535            --     2,047,459       795,719
Distributions from capital gains                        --            --            --     9,824,198            --
Net change in unrealized appreciation or
depreciation of investments                      2,147,465    30,755,698       359,087    (7,387,443)    3,397,716
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        2,124,415    31,145,811       368,168     5,385,115     3,858,778
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,283,765    11,621,523     2,264,309     6,246,987     4,841,236
Net transfers(1)                                 1,624,891    27,048,198    18,714,052    (6,724,617)   (2,782,697)
Transfers for policy loans                        (171,822)   (1,760,215)      (46,574)     (447,181)     (502,627)
Policy charges                                    (342,397)   (3,012,006)     (193,416)   (1,527,092)   (1,168,045)
Contract terminations:
  Surrender benefits                              (617,667)   (5,640,042)      (59,751)   (2,913,905)   (2,150,015)
  Death benefits                                   (19,208)     (203,029)           --       (15,129)      (21,222)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     1,757,562    28,054,429    20,678,620    (5,380,937)   (1,783,370)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 10,192,353   100,490,436            --    56,396,047    39,122,957
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $14,074,330  $159,690,676   $21,046,788   $56,400,225   $41,198,365
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          22,804,909    72,265,404            --    45,558,102    55,084,368
Contract purchase payments                       2,591,307     7,425,177     2,208,312     4,838,818     6,473,750
Net transfers(1)                                 3,033,650    17,560,459    18,334,359    (5,112,421)   (3,717,330)
Transfers for policy loans                        (343,776)   (1,110,224)      (45,063)     (344,263)     (659,325)
Policy charges                                    (688,931)   (1,905,020)     (188,561)   (1,180,504)   (1,558,421)
Contract terminations:
  Surrender benefits                            (1,246,579)   (3,580,930)      (58,307)   (2,247,555)   (2,872,398)
  Death benefits                                   (40,554)     (135,600)           --       (11,561)      (29,200)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                26,110,026    90,519,266    20,250,740    41,500,616    52,721,444
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                          OPPEN
                                                   MFS           MFS          OPPEN         OPPEN       STRATEGIC
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM       BOND
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV    VA, SERV


OPERATIONS
Investment income (loss) -- net                $  (253,749)  $   (23,891)   $      777    $  (19,421)  $    92,509
Net realized gain (loss) on sales of
investments                                        747,979       112,516        23,248         7,006           728
Distributions from capital gains                 2,002,084       718,258       106,835        64,605            --
Net change in unrealized appreciation or
depreciation of investments                     (2,047,529)    1,753,325       (29,206)     (191,460)    1,251,829
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          448,785     2,560,208       101,654      (139,270)    1,345,066
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       3,216,084     2,920,500     1,095,867     1,135,515     6,268,259
Net transfers(1)                                (3,045,536)    2,716,904       520,924       829,739    26,617,870
Transfers for policy loans                        (211,263)     (100,966)      (11,812)       (2,811)     (101,348)
Policy charges                                    (873,134)     (475,721)     (118,481)     (125,184)     (701,234)
Contract terminations:
  Surrender benefits                            (1,552,303)     (177,804)      (23,618)      (33,368)     (132,172)
  Death benefits                                   (28,196)         (328)         (460)           --          (212)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,494,348)    4,882,585     1,462,420     1,803,891    31,951,163
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 27,945,501     7,995,595     1,873,122     1,549,048     5,133,111
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $25,899,938   $15,438,388    $3,437,196    $3,213,669   $38,429,340
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          28,100,366     3,483,713     1,487,599     1,289,607     4,826,153
Contract purchase payments                       3,064,256     1,103,390       828,642       909,066     5,628,135
Net transfers(1)                                (2,927,158)    1,016,085       396,893       668,752    23,664,260
Transfers for policy loans                        (200,843)      (36,950)       (8,762)       (2,374)      (90,020)
Policy charges                                    (831,492)     (179,265)      (89,310)     (100,242)     (628,098)
Contract terminations:
  Surrender benefits                            (1,476,297)      (65,874)      (17,976)      (26,968)     (117,780)
  Death benefits                                   (27,969)         (130)         (340)           --          (194)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                25,700,863     5,320,969     2,596,746     2,737,841    33,282,456
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT
                                               ALL ASSET,      PIONEER       PIONEER       PUT VT        PUT VT
                                                 ADVISOR       EQ INC       INTL VAL     GLOBAL HLTH    INTL EQ,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL(2)      VCT, CL II    VCT, CL II    CARE, CL IB      CL IB


OPERATIONS
Investment income (loss) -- net                $   714,778    $  144,185    $   (5,448)   $   (3,307)   $  106,370
Net realized gain (loss) on sales of
investments                                             --       137,535        20,033        78,834       225,044
Distributions from capital gains                        --       337,608        11,723            --       696,846
Net change in unrealized appreciation or
depreciation of investments                       (335,312)     (786,163)       74,669      (120,204)     (614,557)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          379,466      (166,835)      100,977       (44,677)      413,703
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,965,946     2,670,454       232,402       724,583     1,249,760
Net transfers(1)                                16,426,753       585,567      (100,615)     (480,980)     (662,151)
Transfers for policy loans                         (58,182)      (78,774)       (1,617)      (39,982)      (45,173)
Policy charges                                    (166,971)     (364,184)      (37,844)     (126,710)     (194,459)
Contract terminations:
  Surrender benefits                               (54,633)     (188,008)      (24,094)     (103,815)     (134,336)
  Death benefits                                        --          (379)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    18,112,913     2,624,676        68,232       (26,904)      213,641
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --     6,928,893       836,836     2,806,095     5,217,958
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $18,492,379    $9,386,734    $1,006,045    $2,734,514    $5,845,302
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --     4,738,268       831,095     2,289,987     3,111,928
Contract purchase payments                       1,897,930     1,750,347       213,555       576,768       697,001
Net transfers(1)                                15,946,611       369,002       (95,922)     (386,975)     (354,292)
Transfers for policy loans                         (55,824)      (51,947)       (1,511)      (32,138)      (25,158)
Policy charges                                    (160,985)     (238,996)      (34,679)     (100,625)     (108,227)
Contract terminations:
  Surrender benefits                               (52,907)     (123,703)      (22,236)      (81,609)      (74,953)
  Death benefits                                        --          (259)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                17,574,825     6,442,712       890,302     2,265,408     3,246,299
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT     RVS PTNRS VP    RVS PTNRS     RVS PTNRS
                                                 VISTA,      FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL IB        VAL(2)          VAL           VAL           BAL


OPERATIONS
Investment income (loss) -- net                $  (115,918)  $    11,089      $    433   $     1,704  $  6,552,575
Net realized gain (loss) on sales of
investments                                        484,606            66          (402)       47,218     3,128,622
Distributions from capital gains                        --        27,116        26,295       616,743     7,204,262
Net change in unrealized appreciation or
depreciation of investments                         45,453      (172,757)      (26,449)   (2,602,203)  (13,677,980)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          414,141      (134,486)         (123)   (1,936,538)    3,207,479
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,316,124     1,607,570        87,180     6,333,855    23,396,771
Net transfers(1)                                (2,098,833)   13,299,566        62,377    10,534,480    (7,248,617)
Transfers for policy loans                        (135,209)      (32,993)          310      (230,781)   (1,404,539)
Policy charges                                    (365,749)     (136,687)      (12,475)     (901,778)  (19,604,248)
Contract terminations:
  Surrender benefits                              (751,081)      (43,015)       (9,435)     (690,087)  (23,951,229)
  Death benefits                                        --            --            --          (404)     (696,703)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,034,748)   14,694,441       127,957    15,045,285   (29,508,565)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,192,844            --       128,894    18,761,035   338,363,459
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $11,572,237   $14,559,955      $256,728   $31,869,782  $312,062,373
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          17,846,450            --       113,549    11,436,720   303,589,446
Contract purchase payments                       1,711,917     1,646,139        71,042     3,819,516    20,605,388
Net transfers(1)                                (2,719,569)   13,575,626        47,967     6,453,194    (6,446,053)
Transfers for policy loans                        (176,484)      (33,681)          527      (137,604)   (1,235,181)
Policy charges                                    (474,546)     (140,131)      (10,192)     (542,756)  (17,286,126)
Contract terminations:
  Surrender benefits                              (971,889)      (44,056)       (7,661)     (414,647)  (20,960,493)
  Death benefits                                        --            --            --          (235)     (567,934)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                15,215,879    15,003,897       215,232    20,614,188   277,699,047
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                         RVS VP
                                                 RVS VP                                    RVS VP        GLOBAL
                                                  CASH         RVS VP        RVS VP        GLOBAL       INFLATION
YEAR ENDED DEC. 31, 2007 (CONTINUED)              MGMT        DIV BOND     DIV EQ INC       BOND        PROT SEC


OPERATIONS
Investment income (loss) -- net               $  4,103,171  $  8,443,107  $  3,184,638   $ 1,563,043   $    60,256
Net realized gain (loss) on sales of
investments                                           (350)       (4,038)    1,879,244        13,637           305
Distributions from capital gains                        --            --     6,045,816            --            --
Net change in unrealized appreciation or
depreciation of investments                        (24,180)    1,144,761    19,877,773     2,343,121       379,568
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        4,078,641     9,583,830    30,987,471     3,919,801       440,129
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      44,863,037    29,011,887    60,762,457     8,347,252     1,554,729
Net transfers(1)                                (7,596,862)   67,437,330    24,660,081    21,412,979    10,598,056
Transfers for policy loans                         (83,614)   (1,371,068)   (5,139,397)     (593,295)      (28,507)
Policy charges                                 (13,134,220)   (9,904,786)  (13,926,634)   (1,752,696)     (151,546)
Contract terminations:
  Surrender benefits                           (11,194,376)  (10,001,569)  (21,934,825)   (2,239,786)      (46,166)
  Death benefits                                   (74,225)     (260,049)     (247,731)      (17,429)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    12,779,740    74,911,745    44,173,951    25,157,025    11,926,566
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 96,908,260   183,574,958   426,689,329    45,482,035       731,547
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $113,766,641  $268,070,533  $501,850,751   $74,558,861   $13,098,242
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          87,145,723   136,853,030   243,400,152    30,512,415       721,780
Contract purchase payments                      39,591,517    21,202,529    32,657,568     5,469,224     1,480,288
Net transfers(1)                                (6,721,608)   49,227,079    13,460,506    13,920,345    10,094,920
Transfers for policy loans                         (62,405)     (993,141)   (2,761,530)     (387,894)      (26,947)
Policy charges                                 (11,581,448)   (7,255,312)   (7,466,170)   (1,147,176)     (144,196)
Contract terminations:
  Surrender benefits                            (9,841,885)   (7,324,617)  (11,732,293)   (1,465,218)      (44,103)
  Death benefits                                   (66,014)     (199,233)     (136,367)      (11,225)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                98,463,880   191,510,335   267,421,866    46,890,471    12,081,742
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               RVS VP
                                                 SEL VP       HI YIELD       RVS VP        RVS VP        SEL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               GRO          BOND         INC OPP       DYN EQ      LG CAP VAL


OPERATIONS
Investment income (loss) -- net               $    114,333   $ 6,711,350   $   198,495  $  2,461,769      $  2,786
Net realized gain (loss) on sales of
investments                                        281,336        79,257           196    19,420,365         3,405
Distributions from capital gains                        --            --         1,547     3,681,675        37,189
Net change in unrealized appreciation or
depreciation of investments                      1,413,524    (6,106,077)     (176,367)  (11,572,162)      (56,160)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        1,809,193       684,530        23,871    13,991,647       (12,780)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      16,743,160    13,552,806     1,484,439    51,938,442       234,418
Net transfers(1)                                18,325,303    (3,859,566)    9,705,917   (51,973,451)       92,142
Transfers for policy loans                      (1,044,640)     (885,930)      (23,987)   (4,342,037)       (2,297)
Policy charges                                  (3,070,876)   (3,409,049)     (143,147)  (32,469,147)      (30,089)
Contract terminations:
  Surrender benefits                            (4,435,974)   (4,951,054)      (46,563)  (44,690,272)      (17,819)
  Death benefits                                   (44,958)       (8,133)           --      (455,068)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    26,472,015       439,074    10,976,659   (81,991,533)      276,355
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                101,740,160    95,510,316       524,594   624,056,245       249,992
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $130,021,368   $96,633,920   $11,525,124  $556,056,359      $513,567
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         171,986,020    68,954,520       488,593   722,723,671       206,384
Contract purchase payments                      27,211,961     9,566,029     1,358,734    58,223,977       188,709
Net transfers(1)                                29,921,369    (2,853,421)    8,902,174   (58,218,476)       75,040
Transfers for policy loans                      (1,698,343)     (626,005)      (22,008)   (4,855,838)       (1,808)
Policy charges                                  (4,985,285)   (2,410,353)     (131,007)  (36,368,171)      (24,165)
Contract terminations:
  Surrender benefits                            (7,177,276)   (3,507,425)      (42,820)  (49,803,098)      (14,375)
  Death benefits                                   (74,943)       (5,779)           --      (485,988)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               215,183,503    69,117,566    10,553,666   631,216,077       429,785
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        RVS VP                      RVS VP        SEL VP
                                                 MID CAP       MID CAP       RVS VP         SHORT        SM CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               GRO           VAL         S&P 500      DURATION         VAL


OPERATIONS
Investment income (loss) -- net                $  (130,542)   $   (5,056)  $   502,296   $ 1,729,135   $  (245,238)
Net realized gain (loss) on sales of
investments                                        107,131        40,349     1,536,846       (74,193)      226,740
Distributions from capital gains                   142,394        64,596       506,883            --     1,777,904
Net change in unrealized appreciation or
depreciation of investments                      1,633,560       116,518       156,722       622,646    (3,176,680)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        1,752,543       216,407     2,702,747     2,277,588    (1,417,274)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       2,395,138     1,467,515     7,601,829     7,180,276     3,768,474
Net transfers(1)                                  (581,235)    2,065,328    (2,656,403)    2,019,865    (6,614,537)
Transfers for policy loans                        (170,186)      (40,167)     (595,424)     (238,324)     (319,473)
Policy charges                                    (617,125)     (174,566)   (2,074,708)   (3,055,031)   (1,004,170)
Contract terminations:
  Surrender benefits                              (731,685)      (81,329)   (3,840,779)   (2,789,910)   (1,583,753)
  Death benefits                                      (240)           --       (10,691)     (346,963)      (36,777)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       294,667     3,236,781    (1,576,176)    2,769,913    (5,790,236)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,862,467     2,244,695    65,894,918    50,474,493    34,637,379
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $15,909,677    $5,697,883   $67,021,489   $55,521,994   $27,429,869
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          11,365,575     1,853,667    66,546,361    41,090,164    23,068,555
Contract purchase payments                       1,799,230     1,113,821     7,375,287     5,709,258     2,474,657
Net transfers(1)                                  (458,062)    1,558,275    (2,544,966)    1,586,292    (4,371,775)
Transfers for policy loans                        (129,611)      (30,185)     (576,556)     (187,809)     (209,759)
Policy charges                                    (462,140)     (131,736)   (2,009,960)   (2,434,354)     (659,849)
Contract terminations:
  Surrender benefits                              (542,593)      (61,256)   (3,743,569)   (2,216,571)   (1,038,227)
  Death benefits                                      (188)           --       (10,262)     (316,293)      (23,821)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                11,572,211     4,302,586    65,036,335    43,230,687    19,239,781
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                          VANK UIF      VANK UIF
                                                 THDL VP                    VANK LIT     GLOBAL REAL     MID CAP
                                                  EMER         THDL VP      COMSTOCK,      EST, CL       GRO, CL
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            MKTS        INTL OPP      CL II(2)        II(2)         II(2)


OPERATIONS
Investment income (loss) -- net                $  (237,619) $    205,549   $   (24,974)   $   (6,359)     $ (1,153)
Net realized gain (loss) on sales of
investments                                        879,345    12,273,823            --            --           124
Distributions from capital gains                 3,379,046            --           466           665           381
Net change in unrealized appreciation or
depreciation of investments                     18,569,784    15,733,676      (511,338)     (282,013)        1,264
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       22,590,556    28,213,048      (535,846)     (287,707)          616
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       9,000,955    16,153,054     1,324,793       413,501        47,213
Net transfers(1)                                 9,191,737   (12,325,223)   10,988,915     4,197,682       900,239
Transfers for policy loans                      (1,238,152)   (2,950,401)      (25,865)       (7,002)         (564)
Policy charges                                  (1,894,696)   (9,856,591)     (111,817)      (37,405)       (5,292)
Contract terminations:
  Surrender benefits                            (3,177,680)  (17,905,417)      (33,853)      (14,141)          (78)
  Death benefits                                   (40,753)      (88,839)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    11,841,411   (26,973,417)   12,142,173     4,552,635       941,518
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 56,476,271   249,332,264            --            --            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $90,908,238  $250,571,895   $11,606,327    $4,264,928      $942,134
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          26,416,401   247,038,370            --            --            --
Contract purchase payments                       3,660,026    15,011,861     1,392,852       444,172        44,025
Net transfers(1)                                 3,529,959   (11,156,884)   11,491,819     4,526,912       828,813
Transfers for policy loans                        (487,414)   (2,737,580)      (27,350)       (7,653)         (545)
Policy charges                                    (763,309)   (9,145,963)     (117,857)      (40,285)       (4,868)
Contract terminations:
  Surrender benefits                            (1,271,880)  (16,596,150)      (35,522)      (15,042)           --
  Death benefits                                   (15,330)      (81,917)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                31,068,453   222,331,737    12,703,942     4,908,104       867,425
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                             WF ADV        WF ADV
                                                 WANGER        WANGER       VT ASSET       VT INTL       WF ADV
YEAR ENDED DEC. 31, 2007 (CONTINUED)              INTL           USA          ALLOC         CORE         VT OPP


OPERATIONS
Investment income (loss) -- net               $   (173,907) $ (1,500,428)   $   84,089    $  (15,366)   $  (10,698)
Net realized gain (loss) on sales of
investments                                      2,321,946     3,427,464        99,014        30,279        67,282
Distributions from capital gains                13,747,363     8,473,515        94,892       128,722       538,323
Net change in unrealized appreciation or
depreciation of investments                      9,394,752    (3,319,428)      104,863        30,911      (390,477)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       25,290,154     7,081,123       382,858       174,546       204,430
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                      22,229,858    24,166,362     1,239,803       386,996       730,436
Net transfers(1)                                 3,559,993   (15,199,163)      (46,070)       21,119      (614,341)
Transfers for policy loans                      (2,415,303)   (1,702,645)      (60,397)       (7,623)      (43,935)
Policy charges                                  (4,753,268)   (4,727,431)     (298,401)      (66,947)     (146,867)
Contract terminations:
  Surrender benefits                            (7,597,131)   (7,483,670)     (197,282)      (51,275)     (102,389)
  Death benefits                                   (28,683)      (40,986)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    10,995,466    (4,987,533)      637,653       282,270      (177,096)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                160,370,835   156,904,811     5,390,029     1,393,475     3,459,394
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $196,656,455  $158,998,401    $6,410,540    $1,850,291    $3,486,728
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         103,942,527    83,149,165     4,010,579       960,936     2,414,129
Contract purchase payments                      13,069,323    12,096,248       885,657       245,798       479,582
Net transfers(1)                                 2,198,639    (7,604,420)      (24,247)       16,917      (398,960)
Transfers for policy loans                      (1,417,941)     (849,875)      (42,552)       (4,756)      (28,373)
Policy charges                                  (2,781,562)   (2,364,473)     (212,524)      (42,514)      (96,430)
Contract terminations:
  Surrender benefits                            (4,413,719)   (3,729,175)     (143,608)      (33,728)      (67,415)
  Death benefits                                   (16,792)      (20,657)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               110,580,475    80,676,813     4,473,305     1,142,653     2,302,533
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  47

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET
                                                                                  SUBACCOUNT
                                                                              ------------------
                                                                                WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                                           SM CAP GRO


OPERATIONS
Investment income (loss) -- net                                                 $  (60,067)
Net realized gain (loss) on sales of investments                                    52,759
Distributions from capital gains                                                 1,054,011
Net change in unrealized appreciation or depreciation of investments              (366,905)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    679,798
================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                       1,425,827
Net transfers(1)                                                                 1,654,537
Transfers for policy loans                                                        (117,121)
Policy charges                                                                    (233,901)
Contract terminations:
  Surrender benefits                                                              (145,344)
  Death benefits                                                                        --
------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                   2,583,998
------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  4,766,247
------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $8,030,043
================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           3,211,720
Contract purchase payments                                                         871,153
Net transfers(1)                                                                 1,018,593
Transfers for policy loans                                                         (71,462)
Policy charges                                                                    (142,360)
Contract terminations:
  Surrender benefits                                                               (89,657)
  Death benefits                                                                        --
------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 4,797,987
================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.


--------------------------------------------------------------------------------
48  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource(R) Single Premium Variable Life Insurance policies issued by RiverSource Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Single Premium Variable Life Insurance and the corresponding subaccount name are provided below.

SUBACCOUNT                          FUND
-----------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Dyn, Ser I                   AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I              AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II             AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                  AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B              AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B               AllianceBernstein VPS International Value Portfolio (Class B)(1)
AB VPS Lg Cap Gro, Cl B             AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl II                   American Century VP International, Class II
AC VP Val, Cl II                    American Century VP Value, Class II
Calvert VS Social Bal               Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                 Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc             Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2  FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst            Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst        Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                      Shares
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Overseas, Serv          Janus Aspen Series Overseas Portfolio: Service Shares
                                      (previously Janus Aspen Series International Growth Portfolio:
                                      Service Shares)
Janus Aspen Janus, Serv             Janus Aspen Series Janus Portfolio: Service Shares
                                      (previously Janus Aspen Series Large Cap Growth Portfolio:
                                      Service Shares)
Lazard Retire Intl Eq, Serv         Lazard Retirement International Equity Portfolio - Service
                                      Shares(1)
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl     PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II           Pioneer Equity Income VCT Portfolio - Class II Shares(2)
Pioneer Intl Val VCT, Cl II         Pioneer International Value VCT Portfolio - Class II Shares(3)
Put VT Global Hlth Care, Cl IB      Putnam VT Global Health Care Fund - Class IB Shares
                                      (previously Putnam VT Health Sciences Fund - Class IB Shares)
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
Disc Asset Alloc, Aggr              RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv           RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod               RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr          RVST Disciplined Asset Allocation Portfolios - Moderately
                                      Aggressive
Disc Asset Alloc, Mod Conserv       RVST Disciplined Asset Allocation Portfolios - Moderately
                                      Conservative
RVS Ptnrs VP Fundamental Val        RVST RiverSource Partners Variable Portfolio - Fundamental Value
                                      Fund


--------------------------------------------------------------------


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  49

SUBACCOUNT                          FUND
-----------------------------------------------------------------------------------------------------
RVS Ptnrs VP Select Val             RVST RiverSource Partners Variable Portfolio - Select Value Fund
RVS Ptnrs VP Sm Cap Val             RVST RiverSource Partners Variable Portfolio - Small Cap Value
                                      Fund
RVS VP Bal                          RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                    RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                     RVST RiverSource Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                   RVST RiverSource Variable Portfolio - Diversified Equity Income
                                      Fund(2)
RVS VP Global Bond                  RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec    RVST RiverSource Variable Portfolio - Global Inflation Protected
                                      Securities Fund
Sel VP Gro                          RVST Seligman Variable Portfolio - Growth Fund
                                      (previously RVST RiverSource Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                      RVST RiverSource Variable Portfolio - Income Opportunities Fund
RVS VP Dyn Eq                       RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                      (previously RVST RiverSource Variable Portfolio - Large Cap
                                      Equity Fund)
Sel VP Lg Cap Val                   RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                      (previously RVST RiverSource Variable Portfolio - Large Cap
                                      Value Fund)
RVS VP Mid Cap Gro                  RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                  RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                      RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration               RVST RiverSource Variable Portfolio - Short Duration U.S.
                                      Government Fund
Sel VP Sm Cap Val                   RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                      (previously RVST RiverSource Variable Portfolio - Small Cap
                                      Advantage Fund)
THDL VP Emer Mkts                   RVST Threadneedle Variable Portfolio - Emerging Markets Fund
THDL VP Intl Opp                    RVST Threadneedle Variable Portfolio - International Opportunity
                                      Fund
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio, Class II
                                      Shares
VanK UIF Global Real Est, Cl II     Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II         Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                         Wanger International
Wanger USA                          Wanger USA
WF Adv VT Asset Alloc               Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                 Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                       Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                Wells Fargo Advantage VT Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------





 (1)Effective Feb. 13, 2009, Lazard Retirement International Equity
    Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
 (2)Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
    Portfolio - Diversified Equity Income Fund.
 (3)Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.

Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.


--------------------------------------------------------------------------------
50  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a change may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and charges for any optional insurance benefits provided by rider for the policy month. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Some products may also charge an administrative charge or a no lapse guarantee charge.

5. SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual subaccount basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  51

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:

SUBACCOUNT                                FUND                                                        PURCHASES
----------------------------------------------------------------------------------------------------------------------
                                          AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II                   Shares                                                    $    617,246
AIM VI Cap Dev, Ser II                    AIM V.I. Capital Development Fund, Series II Shares            934,243
AIM VI Dyn, Ser I                         AIM V.I. Dynamics Fund, Series I Shares                        234,576
AIM VI Fin Serv, Ser I                    AIM V.I. Financial Services Fund, Series I Shares            3,844,514
                                          AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II                   Shares                                                      35,424,228
AIM VI Tech, Ser I                        AIM V.I. Technology Fund, Series I Shares                      403,901
                                          AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B                    (Class B)                                                    5,932,983
                                          AllianceBernstein VPS International Value Portfolio
AB VPS Intl Val, Cl B                     (Class B)                                                   48,481,461
                                          AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B                   (Class B)                                                    1,209,025
AC VP Intl, Cl II                         American Century VP International, Class II                  1,848,271
AC VP Val, Cl II                          American Century VP Value, Class II                          4,458,295
                                          Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal                     Portfolio                                                      870,293
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B           2,128,148
                                          Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return                       Portfolio                                                   13,330,668
EV VT Floating-Rate Inc                   Eaton Vance VT Floating-Rate Income Fund                    25,529,137
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2            3,249,675
                                          Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2             Class 2                                                    121,495,251
                                          Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2              Class 2                                                      5,346,944
Fid VIP Mid Cap, Serv Cl 2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2           23,117,004
Fid VIP Overseas, Serv Cl 2               Fidelity(R) VIP Overseas Portfolio Service Class 2           3,581,712
                                          FTVIPT Franklin Global Real Estate Securities
FTVIPT Frank Global Real Est, Cl 2        Fund - Class 2                                              21,326,243
                                          FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2             Fund - Class 2                                               4,997,006
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2               3,888,109
                                          Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst                  Fund - Institutional Shares                                  6,341,405
                                          Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst              Fund - Institutional Shares                                  1,552,889
                                          Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv             Service Shares                                                 722,981
                                          Janus Aspen Series Overseas Portfolio: Service
Janus Aspen Overseas, Serv                Shares                                                      23,991,727
Janus Aspen Janus, Serv                   Janus Aspen Series Janus Portfolio: Service Shares          74,465,002
                                          Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv               Portfolio - Service Shares                                     722,501
                                          MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl                Class                                                        2,375,337
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class                  4,568,306
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class                     10,599,322
                                          Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv                 Shares                                                       1,916,879
                                          Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv             Shares                                                       2,339,292
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares         112,056,583
PIMCO VIT All Asset, Advisor Cl           PIMCO VIT All Asset Portfolio, Advisor Share Class          72,499,870
                                          Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II                 Shares                                                       1,253,900
                                          Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II               II Shares                                                      209,670
Put VT Global Hlth Care, Cl IB            Putnam VT Global Health Care Fund - Class IB Shares          1,041,212
                                          Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB                     Shares                                                       1,268,942
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares                         264,660
                                          RVST Disciplined Asset Allocation
Disc Asset Alloc, Aggr                    Portfolios - Aggressive                                      3,568,722
                                          RVST Disciplined Asset Allocation
Disc Asset Alloc, Conserv                 Portfolios - Conservative                                    1,784,334
                                          RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod                     Portfolios - Moderate                                        8,729,541
                                          RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Aggr                Portfolios - Moderately Aggressive                           8,752,570
                                          RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Conserv             Portfolios - Moderately Conservative                         3,893,055
                                          RVST RiverSource Partners Variable
RVS Ptnrs VP Fundamental Val              Portfolio - Fundamental Value Fund                          52,062,960
                                          RVST RiverSource Partners Variable
RVS Ptnrs VP Select Val                   Portfolio - Select Value Fund                                  408,589
                                          RVST RiverSource Partners Variable
RVS Ptnrs VP Sm Cap Val                   Portfolio - Small Cap Value Fund                            47,706,951


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

SUBACCOUNT                                FUND                                                        PURCHASES
----------------------------------------------------------------------------------------------------------------------
RVS VP Bal                                RVST RiverSource Variable Portfolio - Balanced Fund       $ 19,732,826
                                          RVST RiverSource Variable Portfolio - Cash
RVS VP Cash Mgmt                          Management Fund                                             42,210,902
                                          RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Bond                           Bond Fund                                                   84,110,325
                                          RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Eq Inc                         Equity Income Fund                                          72,490,789
                                          RVST RiverSource Variable Portfolio - Global Bond
RVS VP Global Bond                        Fund                                                        41,806,689
                                          RVST RiverSource Variable Portfolio - Global
RVS VP Global Inflation Prot Sec          Inflation Protected Securities Fund                         55,428,022
Sel VP Gro                                RVST Seligman Variable Portfolio - Growth Fund              29,270,850
                                          RVST RiverSource Variable Portfolio - High Yield
RVS VP Hi Yield Bond                      Bond Fund                                                      771,956
                                          RVST RiverSource Variable Portfolio - Income
RVS VP Inc Opp                            Opportunities Fund                                          37,563,803
                                          RVST RiverSource Variable Portfolio - Dynamic
RVS VP Dyn Eq                             Equity Fund                                                 49,648,566
                                          RVST Seligman Variable Portfolio - Larger-Cap Value
Sel VP Lg Cap Val                         Fund                                                           428,077
                                          RVST RiverSource Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro                        Growth Fund                                                    683,168
                                          RVST RiverSource Variable Portfolio - Mid Cap Value
RVS VP Mid Cap Val                        Fund                                                         6,562,971
                                          RVST RiverSource Variable Portfolio - S&P 500 Index
RVS VP S&P 500                            Fund                                                         3,459,493
                                          RVST RiverSource Variable Portfolio - Short
RVS VP Short Duration                     Duration U.S. Government Fund                               10,409,780
                                          RVST Seligman Variable Portfolio - Smaller-Cap
Sel VP Sm Cap Val                         Value Fund                                                   2,822,707
                                          RVST Threadneedle Variable Portfolio - Emerging
THDL VP Emer Mkts                         Markets Fund                                                44,723,891
                                          RVST Threadneedle Variable
THDL VP Intl Opp                          Portfolio - International Opportunity Fund                   4,522,927
                                          Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II                  Portfolio, Class II Shares                                  41,673,923
                                          Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II           II Shares                                                   25,628,859
                                          Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II               Shares                                                       3,906,707
Wanger Intl                               Wanger International                                        38,995,287
Wanger USA                                Wanger USA                                                  20,171,506
WF Adv VT Asset Alloc                     Wells Fargo Advantage VT Asset Allocation Fund               1,393,333
WF Adv VT Intl Core                       Wells Fargo Advantage VT International Core Fund               514,737
WF Adv VT Opp                             Wells Fargo Advantage VT Opportunity Fund                    1,162,551
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund               4,673,410



--------------------------------------------------------------------------------


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2008:

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
PRICE LEVEL                                        SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.78          0.83          0.87          0.43          0.61
--------------------------------------------------------------------------------------------------------------------





                                                   AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                    TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
PRICE LEVEL                                         SER I         CL B          CL B          CL B          CL II
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.67          0.83          1.10          0.63          1.00
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                    AC VP      CALVERT VS      COL HI          CS         FLOATING-
                                                    VAL,         SOCIAL       YIELD, VS     COMMODITY       RATE
PRICE LEVEL                                         CL II          BAL          CL B         RETURN          INC
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                1.03          0.77          0.80          0.74          0.71
--------------------------------------------------------------------------------------------------------------------





                                                    EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                                 FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
PRICE LEVEL                                     LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.87          0.61          0.87          1.29          1.08
--------------------------------------------------------------------------------------------------------------------





                                                FTVIPT FRANK                   FTVIPT
                                                   GLOBAL     FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                REAL EST, CL   SM CAP VAL,   SHARES SEC,     MID CAP    STRUCTD U.S.
PRICE LEVEL                                           2           CL 2          CL 2        VAL, INST     EQ, INST
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                1.32          1.48          0.94          1.64          0.64
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  53

                                                                                             LAZARD
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   RETIRE INTL   MFS INV GRO
                                                GLOBAL TECH,    OVERSEAS,      JANUS,          EQ,         STOCK,
PRICE LEVEL                                         SERV          SERV          SERV          SERV         SERV CL
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.30          0.84          0.62          0.85          0.49
--------------------------------------------------------------------------------------------------------------------





                                                                                           OPPEN MAIN       OPPEN
                                                   MFS NEW         MFS      OPPEN GLOBAL    ST SM CAP     STRATEGIC
                                                    DIS,       UTILITIES,      SEC VA,         VA,        BOND VA,
PRICE LEVEL                                        SERV CL       SERV CL        SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.60          1.79          0.78          0.72          0.98
--------------------------------------------------------------------------------------------------------------------





                                                                                             PUT VT
                                                  PIMCO VIT    PIONEER EQ   PIONEER INTL   GLOBAL HLTH     PUT VT
                                                 ALL ASSET,     INC VCT,      VAL VCT,        CARE,       INTL EQ,
PRICE LEVEL                                      ADVISOR CL       CL II         CL II         CL IB         CL IB
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.88          1.00          0.61          0.99          1.00
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                   VISTA,        ALLOC,        ALLOC,        ALLOC,        ALLOC,
PRICE LEVEL                                         CL IB         AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.41          0.71          0.84          0.76          0.73
--------------------------------------------------------------------------------------------------------------------





                                                                RVS PTNRS
                                                 DISC ASSET        VP         RVS PTNRS     RVS PTNRS
                                                 ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PRICE LEVEL                                        CONSERV         VAL           VAL           VAL           BAL
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $0.89
0.90%                                                0.79          0.59          0.75          1.05          0.78
--------------------------------------------------------------------------------------------------------------------





                                                                                                           RVS VP
                                                   RVS VP        RVS VP        RVS VP        RVS VP        GLOBAL
                                                    CASH           DIV           DIV         GLOBAL       INFLATION
PRICE LEVEL                                         MGMT          BOND         EQ INC         BOND        PROT SEC
                                                --------------------------------------------------------------------
0.65%                                               $1.12         $1.06         $  --         $  --         $  --
0.90%                                                1.17          1.30          1.11          1.57          1.08
--------------------------------------------------------------------------------------------------------------------





                                                                 RVS VP
                                                   SEL VP       HI YIELD       RVS VP        RVS VP        SEL VP
PRICE LEVEL                                          GRO          BOND         INC OPP       DYN EQ      LG CAP VAL
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $0.76         $  --
0.90%                                                0.33          1.04          0.88          0.50          0.72
--------------------------------------------------------------------------------------------------------------------





                                                   RVS VP        RVS VP                      RVS VP        SEL VP
                                                   MID CAP       MID CAP       RVS VP         SHORT        SM CAP
PRICE LEVEL                                          GRO           VAL         S&P 500      DURATION         VAL
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $1.06         $  --
0.90%                                                0.75          0.72          0.64          1.24          0.87
--------------------------------------------------------------------------------------------------------------------





                                                                                            VANK UIF
                                                   THDL VP       THDL VP      VANK LIT     GLOBAL REAL    VANK UIF
                                                    EMER          INTL        COMSTOCK,       EST,      MID CAP GRO,
PRICE LEVEL                                         MKTS           OPP          CL II         CL II         CL II
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                1.34          0.67          0.58          0.48          0.57
--------------------------------------------------------------------------------------------------------------------





                                                                               WF ADV        WF ADV
                                                   WANGER        WANGER       VT ASSET       VT INTL       WF ADV
PRICE LEVEL                                         INTL           USA          ALLOC         CORE         VT OPP
                                                --------------------------------------------------------------------
0.65%                                               $  --         $  --         $  --         $  --         $  --
0.90%                                                0.96          1.18          1.01          0.91          0.90
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
54  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                                  WF ADV
                                                                                 VT SM CAP
PRICE LEVEL                                                                         GRO
                                                                               ------------
0.65%                                                                              $  --
0.90%                                                                               0.97
-------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2008:

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
PRICE LEVEL                                        SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.65%                                                    --            --           --             --            --
0.90%                                             8,551,914     3,153,705      714,060      5,025,965    50,901,864
--------------------------------------------------------------------------------------------------------------------
Total                                             8,551,914     3,153,705      714,060      5,025,965    50,901,864
--------------------------------------------------------------------------------------------------------------------





                                                   AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                    TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
PRICE LEVEL                                         SER I         CL B          CL B          CL B          CL II
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --            --            --
0.90%                                             1,330,090    16,010,037    60,384,115     1,475,293     6,360,221
--------------------------------------------------------------------------------------------------------------------
Total                                             1,330,090    16,010,037    60,384,115     1,475,293     6,360,221
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                    AC VP      CALVERT VS      COL HI          CS         FLOATING-
                                                    VAL,         SOCIAL       YIELD, VS     COMMODITY       RATE
PRICE LEVEL                                         CL II          BAL          CL B         RETURN          INC
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --            --            --
0.90%                                            15,668,226     7,609,897     3,270,083     9,269,265    29,685,177
--------------------------------------------------------------------------------------------------------------------
Total                                            15,668,226     7,609,897     3,270,083     9,269,265    29,685,177
--------------------------------------------------------------------------------------------------------------------





                                                    EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                                 FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
PRICE LEVEL                                     LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.65%                                                    --             --           --            --            --
0.90%                                             7,071,254    153,177,587   23,149,249    48,529,928    10,565,619
--------------------------------------------------------------------------------------------------------------------
Total                                             7,071,254    153,177,587   23,149,249    48,529,928    10,565,619
--------------------------------------------------------------------------------------------------------------------





                                                FTVIPT FRANK                   FTVIPT
                                                   GLOBAL     FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                REAL EST, CL   SM CAP VAL,   SHARES SEC,     MID CAP    STRUCTD U.S.
PRICE LEVEL                                           2           CL 2          CL 2        VAL, INST     EQ, INST
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --            --            --
0.90%                                            31,692,947    21,084,743    14,083,383    65,877,813    57,899,357
--------------------------------------------------------------------------------------------------------------------
Total                                            31,692,947    21,084,743    14,083,383    65,877,813    57,899,357
--------------------------------------------------------------------------------------------------------------------





                                                                                             LAZARD
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     RETIRE      MFS INV GRO
                                                GLOBAL TECH,    OVERSEAS,      JANUS,       INTL EQ,       STOCK,
PRICE LEVEL                                         SERV          SERV          SERV          SERV         SERV CL
                                                --------------------------------------------------------------------
0.65%                                                    --            --             --           --            --
0.90%                                            21,385,069    77,280,059    106,794,109   28,891,126    41,404,379
--------------------------------------------------------------------------------------------------------------------
Total                                            21,385,069    77,280,059    106,794,109   28,891,126    41,404,379
--------------------------------------------------------------------------------------------------------------------





                                                                                           OPPEN MAIN       OPPEN
                                                     MFS           MFS      OPPEN GLOBAL    ST SM CAP     STRATEGIC
                                                  NEW DIS,     UTILITIES,      SEC VA,         VA,        BOND VA,
PRICE LEVEL                                        SERV CL       SERV CL        SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --            --             --
0.90%                                            20,640,185     7,679,430     3,352,026     4,374,781    117,871,541
--------------------------------------------------------------------------------------------------------------------
Total                                            20,640,185     7,679,430     3,352,026     4,374,781    117,871,541
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  55

                                                                                             PUT VT
                                                  PIMCO VIT    PIONEER EQ   PIONEER INTL     GLOBAL        PUT VT
                                                 ALL ASSET,     INC VCT,      VAL VCT,     HLTH CARE,     INTL EQ,
PRICE LEVEL                                      ADVISOR CL       CL II         CL II         CL IB         CL IB
                                                --------------------------------------------------------------------
0.65%                                                    --            --           --             --            --
0.90%                                            79,807,342     5,043,456      753,266      2,745,242     2,360,957
--------------------------------------------------------------------------------------------------------------------
Total                                            79,807,342     5,043,456      753,266      2,745,242     2,360,957
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                   VISTA,        ALLOC,        ALLOC,        ALLOC,        ALLOC,
PRICE LEVEL                                         CL IB         AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --            --            --
0.90%                                            12,397,235     3,937,486     1,717,079     8,835,885     8,965,262
--------------------------------------------------------------------------------------------------------------------
Total                                            12,397,235     3,937,486     1,717,079     8,835,885     8,965,262
--------------------------------------------------------------------------------------------------------------------





                                                                RVS PTNRS
                                                 DISC ASSET        VP         RVS PTNRS     RVS PTNRS
                                                 ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PRICE LEVEL                                        CONSERV         VAL           VAL           VAL           BAL
                                                --------------------------------------------------------------------
0.65%                                                    --            --           --             --      8,644,454
0.90%                                             3,397,890    76,989,175      492,332     53,130,150    205,661,668
--------------------------------------------------------------------------------------------------------------------
Total                                             3,397,890    76,989,175      492,332     53,130,150    214,306,122
--------------------------------------------------------------------------------------------------------------------





                                                                                                           RVS VP
                                                   RVS VP        RVS VP        RVS VP        RVS VP        GLOBAL
                                                    CASH           DIV           DIV         GLOBAL       INFLATION
PRICE LEVEL                                         MGMT          BOND         EQ INC         BOND        PROT SEC
                                                --------------------------------------------------------------------
0.65%                                                850,758     1,876,815            --           --            --
0.90%                                            107,748,790   219,411,716   268,901,866   60,052,009    48,769,469
--------------------------------------------------------------------------------------------------------------------
Total                                            108,599,548   221,288,531   268,901,866   60,052,009    48,769,469
--------------------------------------------------------------------------------------------------------------------





                                                                 RVS VP
                                                   SEL VP       HI YIELD       RVS VP        RVS VP        SEL VP
PRICE LEVEL                                          GRO          BOND         INC OPP       DYN EQ      LG CAP VAL
                                                --------------------------------------------------------------------
0.65%                                                     --           --            --      3,069,166          --
0.90%                                            268,526,976   45,491,141    41,257,852    491,201,575     706,705
--------------------------------------------------------------------------------------------------------------------
Total                                            268,526,976   45,491,141    41,257,852    494,270,741     706,705
--------------------------------------------------------------------------------------------------------------------





                                                   RVS VP        RVS VP                      RVS VP        SEL VP
                                                   MID CAP       MID CAP       RVS VP         SHORT        SM CAP
PRICE LEVEL                                          GRO           VAL         S&P 500      DURATION         VAL
                                                --------------------------------------------------------------------
0.65%                                                    --            --            --     1,013,107            --
0.90%                                             9,320,632     8,371,301    54,578,255    40,032,721    13,842,962
--------------------------------------------------------------------------------------------------------------------
Total                                             9,320,632     8,371,301    54,578,255    41,045,828    13,842,962
--------------------------------------------------------------------------------------------------------------------





                                                                                            VANK UIF
                                                   THDL VP       THDL VP      VANK LIT     GLOBAL REAL    VANK UIF
                                                    EMER          INTL        COMSTOCK,       EST,      MID CAP GRO,
PRICE LEVEL                                         MKTS           OPP          CL II         CL II         CL II
                                                --------------------------------------------------------------------
0.65%                                                    --             --           --            --            --
0.90%                                            45,673,187    167,807,599   63,396,878    39,823,535     3,367,468
--------------------------------------------------------------------------------------------------------------------
Total                                            45,673,187    167,807,599   63,396,878    39,823,535     3,367,468
--------------------------------------------------------------------------------------------------------------------





                                                                               WF ADV        WF ADV
                                                   WANGER        WANGER       VT ASSET       VT INTL       WF ADV
PRICE LEVEL                                         INTL           USA          ALLOC         CORE         VT OPP
                                                --------------------------------------------------------------------
0.65%                                                     --           --            --            --            --
0.90%                                            113,595,602   73,536,253     3,655,209     1,052,037     2,051,224
--------------------------------------------------------------------------------------------------------------------
Total                                            113,595,602   73,536,253     3,655,209     1,052,037     2,051,224
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
56  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                                  WF ADV
                                                                                 VT SM CAP
PRICE LEVEL                                                                         GRO
                                                                               ------------
0.65%                                                                                   --
0.90%                                                                            5,442,008
-------------------------------------------------------------------------------------------
Total                                                                            5,442,008
-------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2008:

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP DEV,        DYN,        FIN SERV,     INTL GRO,
PRICE LEVEL                                        SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.65%                                            $       --    $       --     $     --     $       --    $        --
0.90%                                             6,693,259     2,631,017      620,190      2,181,470     31,119,084
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,693,259    $2,631,017     $620,190     $2,181,470    $31,119,084
--------------------------------------------------------------------------------------------------------------------





                                                   AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                    TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
PRICE LEVEL                                         SER I         CL B          CL B          CL B          CL II
                                                --------------------------------------------------------------------
0.65%                                             $     --     $        --   $        --    $     --     $       --
0.90%                                              888,669      13,260,664    66,302,312     936,455      6,389,939
--------------------------------------------------------------------------------------------------------------------
Total                                             $888,669     $13,260,664   $66,302,312    $936,455     $6,389,939
--------------------------------------------------------------------------------------------------------------------





                                                                                                            EV VT
                                                    AC VP      CALVERT VS      COL HI          CS         FLOATING-
                                                    VAL,         SOCIAL       YIELD, VS     COMMODITY       RATE
PRICE LEVEL                                         CL II          BAL          CL B         RETURN          INC
                                                --------------------------------------------------------------------
0.65%                                            $        --   $       --    $       --    $       --    $        --
0.90%                                             16,167,659    5,892,293     2,632,155     6,836,777     21,043,653
--------------------------------------------------------------------------------------------------------------------
Total                                            $16,167,659   $5,892,293    $2,632,155    $6,836,777    $21,043,653
--------------------------------------------------------------------------------------------------------------------





                                                    EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                                 FUNDAMENTAL   CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
PRICE LEVEL                                     LG CAP, CL 2    SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.65%                                            $       --    $        --   $        --   $        --   $        --
0.90%                                             6,119,098     94,112,055    20,034,078    62,514,686    11,415,449
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,119,098    $94,112,055   $20,034,078   $62,514,686   $11,415,449
--------------------------------------------------------------------------------------------------------------------





                                                FTVIPT FRANK                   FTVIPT
                                                   GLOBAL     FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                REAL EST, CL   SM CAP VAL,   SHARES SEC,     MID CAP    STRUCTD U.S.
PRICE LEVEL                                           2           CL 2          CL 2        VAL, INST     EQ, INST
                                                --------------------------------------------------------------------
0.65%                                            $        --   $        --   $        --  $         --   $        --
0.90%                                             41,962,638    31,287,007    13,255,142   107,948,331    37,251,312
--------------------------------------------------------------------------------------------------------------------
Total                                            $41,962,638   $31,287,007   $13,255,142  $107,948,331   $37,251,312
--------------------------------------------------------------------------------------------------------------------





                                                                                             LAZARD
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     RETIRE      MFS INV GRO
                                                GLOBAL TECH,    OVERSEAS,      JANUS,       INTL EQ,       STOCK,
PRICE LEVEL                                         SERV          SERV          SERV          SERV         SERV CL
                                                --------------------------------------------------------------------
0.65%                                            $       --    $        --   $        --   $        --   $        --
0.90%                                             6,400,769     64,544,708    66,142,620    24,507,699    20,207,202
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,400,769    $64,544,708   $66,142,620   $24,507,699   $20,207,202
--------------------------------------------------------------------------------------------------------------------





                                                                                           OPPEN MAIN       OPPEN
                                                   MFS NEW         MFS      OPPEN GLOBAL    ST SM CAP     STRATEGIC
                                                    DIS,       UTILITIES,      SEC VA,         VA,        BOND VA,
PRICE LEVEL                                        SERV CL       SERV CL        SERV          SERV          SERV
                                                --------------------------------------------------------------------
0.65%                                            $        --   $        --   $       --    $       --   $         --
0.90%                                             12,466,992    13,732,523    2,623,901     3,155,014    115,341,617
--------------------------------------------------------------------------------------------------------------------
Total                                            $12,466,992   $13,732,523   $2,623,901    $3,155,014   $115,341,617
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  57

                                                                                             PUT VT
                                                  PIMCO VIT    PIONEER EQ   PIONEER INTL     GLOBAL        PUT VT
                                                 ALL ASSET,     INC VCT,      VAL VCT,     HLTH CARE,     INTL EQ,
PRICE LEVEL                                      ADVISOR CL       CL II         CL II         CL IB         CL IB
                                                --------------------------------------------------------------------
0.65%                                            $        --   $       --     $     --     $       --    $       --
0.90%                                             69,978,442    5,062,900      462,780      2,723,459     2,361,388
--------------------------------------------------------------------------------------------------------------------
Total                                            $69,978,442   $5,062,900     $462,780     $2,723,459    $2,361,388
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT      DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET
                                                   VISTA,        ALLOC,        ALLOC,        ALLOC,        ALLOC,
PRICE LEVEL                                         CL IB         AGGR         CONSERV         MOD        MOD AGGR
                                                --------------------------------------------------------------------
0.65%                                            $       --    $       --    $       --    $       --    $       --
0.90%                                             5,088,166     2,789,673     1,442,206     6,703,719     6,586,848
--------------------------------------------------------------------------------------------------------------------
Total                                            $5,088,166    $2,789,673    $1,442,206    $6,703,719    $6,586,848
--------------------------------------------------------------------------------------------------------------------





                                                                RVS PTNRS
                                                 DISC ASSET        VP         RVS PTNRS     RVS PTNRS
                                                 ALLOC, MOD    FUNDAMENTAL    VP SELECT     VP SM CAP      RVS VP
PRICE LEVEL                                        CONSERV         VAL           VAL           VAL           BAL
                                                --------------------------------------------------------------------
0.65%                                            $       --    $        --    $     --     $        --  $  7,735,003
0.90%                                             2,698,884     45,474,050     368,482      55,701,958   159,674,929
--------------------------------------------------------------------------------------------------------------------
Total                                            $2,698,884    $45,474,050    $368,482     $55,701,958  $167,409,932
--------------------------------------------------------------------------------------------------------------------





                                                                                                           RVS VP
                                                   RVS VP        RVS VP        RVS VP        RVS VP        GLOBAL
                                                    CASH           DIV           DIV         GLOBAL       INFLATION
PRICE LEVEL                                         MGMT          BOND         EQ INC         BOND        PROT SEC
                                                --------------------------------------------------------------------
0.65%                                           $    954,584  $  1,985,629  $         --   $        --   $        --
0.90%                                            126,227,408   285,724,293   297,728,602    94,219,167    52,470,318
--------------------------------------------------------------------------------------------------------------------
Total                                           $127,181,992  $287,709,922  $297,728,602   $94,219,167   $52,470,318
--------------------------------------------------------------------------------------------------------------------





                                                                 RVS VP
                                                   SEL VP       HI YIELD       RVS VP        RVS VP        SEL VP
PRICE LEVEL                                          GRO          BOND         INC OPP       DYN EQ      LG CAP VAL
                                                --------------------------------------------------------------------
0.65%                                            $        --   $        --   $        --  $  2,318,647    $     --
0.90%                                             89,490,983    47,163,399    36,252,496   247,384,597     506,674
--------------------------------------------------------------------------------------------------------------------
Total                                            $89,490,983   $47,163,399   $36,252,496  $249,703,244    $506,674
--------------------------------------------------------------------------------------------------------------------





                                                   RVS VP        RVS VP                      RVS VP        SEL VP
                                                   MID CAP       MID CAP       RVS VP         SHORT        SM CAP
PRICE LEVEL                                          GRO           VAL         S&P 500      DURATION         VAL
                                                --------------------------------------------------------------------
0.65%                                            $       --    $       --    $        --   $ 1,072,996   $        --
0.90%                                             7,003,923     6,030,832     35,061,361    49,804,490    12,009,825
--------------------------------------------------------------------------------------------------------------------
Total                                            $7,003,923    $6,030,832    $35,061,361   $50,877,486   $12,009,825
--------------------------------------------------------------------------------------------------------------------





                                                                                            VANK UIF
                                                   THDL VP       THDL VP      VANK LIT     GLOBAL REAL    VANK UIF
                                                    EMER          INTL        COMSTOCK,       EST,      MID CAP GRO,
PRICE LEVEL                                         MKTS           OPP          CL II         CL II         CL II
                                                --------------------------------------------------------------------
0.65%                                            $        --  $         --   $        --   $        --   $       --
0.90%                                             61,313,100   111,637,320    36,849,972    19,085,950    1,927,666
--------------------------------------------------------------------------------------------------------------------
Total                                            $61,313,100  $111,637,320   $36,849,972   $19,085,950   $1,927,666
--------------------------------------------------------------------------------------------------------------------





                                                                               WF ADV        WF ADV
                                                   WANGER        WANGER       VT ASSET       VT INTL       WF ADV
PRICE LEVEL                                         INTL           USA          ALLOC         CORE         VT OPP
                                                --------------------------------------------------------------------
0.65%                                           $         --   $        --   $       --     $     --     $       --
0.90%                                            108,908,701    86,626,560    3,679,678      955,419      1,844,006
--------------------------------------------------------------------------------------------------------------------
Total                                           $108,908,701   $86,626,560   $3,679,678     $955,419     $1,844,006
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                                  WF ADV
                                                                                 VT SM CAP
PRICE LEVEL                                                                         GRO
                                                                               ------------
0.65%                                                                           $       --
0.90%                                                                            5,287,487
-------------------------------------------------------------------------------------------
Total                                                                           $5,287,487
-------------------------------------------------------------------------------------------



9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2008         8,552  $0.78  to  $0.78    $6,693            --    0.90%   to  0.90%   (43.14%)   to  (43.14%)
2007        10,869  $1.38  to  $1.38   $14,962            --    0.90%   to  0.90%    10.73%    to   10.73%
2006        10,896  $1.24  to  $1.24   $13,545            --    0.90%   to  0.90%     5.11%    to    5.11%
2005         6,402  $1.18  to  $1.18    $7,573            --    0.90%   to  0.90%     7.61%    to    7.61%
2004         3,292  $1.10  to  $1.10    $3,619            --    0.90%   to  0.90%     5.38%    to    5.38%
---------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2008         3,154  $0.83  to  $0.83    $2,631            --    0.90%   to  0.90%   (47.60%)   to  (47.60%)
2007         4,150  $1.59  to  $1.59    $6,608            --    0.90%   to  0.90%     9.55%    to    9.55%
2006         3,790  $1.45  to  $1.45    $5,508            --    0.90%   to  0.90%    15.22%    to   15.22%
2005         2,530  $1.26  to  $1.26    $3,191            --    0.90%   to  0.90%     8.29%    to    8.29%
2004         1,269  $1.16  to  $1.16    $1,478            --    0.90%   to  0.90%    14.24%    to   14.24%
---------------------------------------------------------------------------------------------------------------
AIM VI DYN, SER I
2008           714  $0.87  to  $0.87      $620            --    0.90%   to  0.90%   (48.54%)   to  (48.54%)
2007           772  $1.69  to  $1.69    $1,304            --    0.90%   to  0.90%    11.18%    to   11.18%
2006           694  $1.52  to  $1.52    $1,054            --    0.90%   to  0.90%    15.08%    to   15.08%
2005           544  $1.32  to  $1.32      $717            --    0.90%   to  0.90%     9.73%    to    9.73%
2004           387  $1.20  to  $1.20      $465            --    0.90%   to  0.90%    12.32%    to   12.32%
---------------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2008         5,026  $0.43  to  $0.43    $2,181         5.16%    0.90%   to  0.90%   (59.81%)   to  (59.81%)
2007           937  $1.08  to  $1.08    $1,012         1.51%    0.90%   to  0.90%   (22.92%)   to  (22.92%)
2006           865  $1.40  to  $1.40    $1,211         2.01%    0.90%   to  0.90%    15.40%    to   15.40%
2005           574  $1.21  to  $1.21      $697         1.64%    0.90%   to  0.90%     4.96%    to    4.96%
2004           393  $1.16  to  $1.16      $455         1.11%    0.90%   to  0.90%     7.70%    to    7.70%
---------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER II
2008        50,902  $0.61  to  $0.61   $31,119         0.85%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007         8,431  $1.04  to  $1.04    $8,748         1.19%    0.90%   to  0.90%     3.35%(8) to    3.35%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AIM VI TECH, SER I
2008         1,330  $0.67  to  $0.67      $889            --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007         1,370  $1.21  to  $1.21    $1,665            --    0.90%   to  0.90%     6.73%    to    6.73%
2006         1,257  $1.14  to  $1.14    $1,431            --    0.90%   to  0.90%     9.49%    to    9.49%
2005           904  $1.04  to  $1.04      $939            --    0.90%   to  0.90%     1.26%    to    1.26%
2004           666  $1.03  to  $1.03      $684            --    0.90%   to  0.90%     3.70%    to    3.70%
---------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2008        16,010  $0.83  to  $0.83   $13,261         1.77%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007        17,280  $1.41  to  $1.41   $24,352         1.25%    0.90%   to  0.90%     3.92%    to    3.92%
2006        16,679  $1.36  to  $1.36   $22,618         1.12%    0.90%   to  0.90%    15.94%    to   15.94%
2005        11,479  $1.17  to  $1.17   $13,427         1.21%    0.90%   to  0.90%     3.66%    to    3.66%
2004         5,592  $1.13  to  $1.13    $6,311         0.66%    0.90%   to  0.90%    10.22%    to   10.22%
---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2008        60,384  $1.10  to  $1.10   $66,302         0.84%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007        33,667  $2.37  to  $2.37   $79,845         1.03%    0.90%   to  0.90%     4.63%    to    4.63%
2006        24,131  $2.27  to  $2.27   $54,695         1.20%    0.90%   to  0.90%    33.91%    to   33.91%
2005        13,591  $1.69  to  $1.69   $23,005         0.46%    0.90%   to  0.90%    15.48%    to   15.48%
2004         5,345  $1.47  to  $1.47    $7,834         0.37%    0.90%   to  0.90%    23.77%    to   23.77%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  59

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2008         1,475  $0.63  to  $0.63      $936            --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007           370  $1.06  to  $1.06      $394            --    0.90%   to  0.90%     6.50%(8) to    6.50%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2008         6,360  $1.00  to  $1.00    $6,390         0.68%    0.90%   to  0.90%   (45.39%)   to  (45.39%)
2007         7,425  $1.84  to  $1.84   $13,660         0.51%    0.90%   to  0.90%    16.86%    to   16.86%
2006         6,707  $1.57  to  $1.57   $10,560         1.26%    0.90%   to  0.90%    23.63%    to   23.63%
2005         4,672  $1.27  to  $1.27    $5,950         0.83%    0.90%   to  0.90%    12.10%    to   12.10%
2004         2,749  $1.14  to  $1.14    $3,123         0.22%    0.90%   to  0.90%    13.75%    to   13.75%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2008        15,668  $1.03  to  $1.03   $16,168         2.40%    0.90%   to  0.90%   (27.46%)   to  (27.46%)
2007        19,461  $1.42  to  $1.42   $27,684         1.38%    0.90%   to  0.90%    (6.16%)   to   (6.16%)
2006        18,973  $1.52  to  $1.52   $28,760         1.08%    0.90%   to  0.90%    17.40%    to   17.40%
2005        13,803  $1.29  to  $1.29   $17,821         0.57%    0.90%   to  0.90%     3.92%    to    3.92%
2004         7,470  $1.24  to  $1.24    $9,282         0.57%    0.90%   to  0.90%    13.15%    to   13.15%
---------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2008         7,610  $0.77  to  $0.77    $5,892         2.35%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007         9,295  $1.14  to  $1.14   $10,575         2.45%    0.90%   to  0.90%     1.83%    to    1.83%
2006         9,149  $1.12  to  $1.12   $10,221         2.45%    0.90%   to  0.90%     7.80%    to    7.80%
2005         8,000  $1.04  to  $1.04    $8,291         2.04%    0.90%   to  0.90%     4.71%    to    4.71%
2004         6,330  $0.99  to  $0.99    $6,266         2.03%    0.90%   to  0.90%     7.29%    to    7.29%
---------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2008         3,270  $0.80  to  $0.80    $2,632        11.41%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007         1,802  $1.08  to  $1.08    $1,945         5.70%    0.90%   to  0.90%     0.78%    to    0.78%
2006           786  $1.07  to  $1.07      $842         3.50%    0.90%   to  0.90%     7.11%(6) to    7.11%(6)
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2008         9,269  $0.74  to  $0.74    $6,837         1.41%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007           827  $1.12  to  $1.12      $928         9.23%    0.90%   to  0.90%    10.66%(8) to   10.66%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2008        29,685  $0.71  to  $0.71   $21,044         5.80%    0.90%   to  0.90%   (27.79%)   to  (27.79%)
2007         6,045  $0.98  to  $0.98    $5,935         6.31%    0.90%   to  0.90%    (1.82%)(8)to   (1.82%)(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2008         7,071  $0.87  to  $0.87    $6,119         1.53%    0.90%   to  0.90%   (33.61%)   to  (33.61%)
2007         4,802  $1.30  to  $1.30    $6,259         0.89%    0.90%   to  0.90%     7.04%    to    7.04%
2006         4,125  $1.22  to  $1.22    $5,022         1.30%    0.90%   to  0.90%    11.39%    to   11.39%
2005         2,221  $1.09  to  $1.09    $2,428         1.07%    0.90%   to  0.90%     7.77%    to    7.77%
2004           878  $1.01  to  $1.01      $891         1.66%    0.90%   to  0.90%     7.95%    to    7.95%
---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2008       153,178  $0.61  to  $0.61   $94,112         1.27%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007        30,598  $1.08  to  $1.08   $33,100         2.88%    0.90%   to  0.90%     8.02%(8) to    8.02%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2008        23,149  $0.87  to  $0.87   $20,034         0.93%    0.90%   to  0.90%   (42.42%)   to  (42.42%)
2007        27,135  $1.50  to  $1.50   $40,784         1.35%    0.90%   to  0.90%    10.85%    to   10.85%
2006        27,210  $1.36  to  $1.36   $36,895         0.62%    0.90%   to  0.90%    11.85%    to   11.85%
2005        21,757  $1.21  to  $1.21   $26,375         1.09%    0.90%   to  0.90%     6.44%    to    6.44%
2004        14,322  $1.14  to  $1.14   $16,312         0.45%    0.90%   to  0.90%     4.58%    to    4.58%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2008        48,530  $1.29  to  $1.29   $62,515         0.25%    0.90%   to  0.90%   (40.15%)   to  (40.15%)
2007        46,274  $2.15  to  $2.15   $99,594         0.48%    0.90%   to  0.90%    14.30%    to   14.30%
2006        40,903  $1.88  to  $1.88   $77,022         0.15%    0.90%   to  0.90%    11.40%    to   11.40%
2005        27,046  $1.69  to  $1.69   $45,718         1.26%    0.90%   to  0.90%    16.96%    to   16.96%
2004        15,143  $1.45  to  $1.45   $21,885            --    0.90%   to  0.90%    23.54%    to   23.54%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2008        10,566  $1.08  to  $1.08   $11,415         2.32%    0.90%   to  0.90%   (44.46%)   to  (44.46%)
2007        12,231  $1.95  to  $1.95   $23,795         2.83%    0.90%   to  0.90%    16.00%    to   16.00%
2006        11,985  $1.68  to  $1.68   $20,100         0.59%    0.90%   to  0.90%    16.72%    to   16.72%
2005         8,635  $1.44  to  $1.44   $12,407         0.41%    0.90%   to  0.90%    17.72%    to   17.72%
2004         5,356  $1.22  to  $1.22    $6,537         0.47%    0.90%   to  0.90%    12.29%    to   12.29%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2008        31,693  $1.32  to  $1.32   $41,963         1.01%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007        44,221  $2.32  to  $2.32  $102,557         2.45%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
2006        47,652  $2.96  to  $2.96  $140,920         1.98%    0.90%   to  0.90%    19.51%    to   19.51%
2005        43,698  $2.47  to  $2.47  $108,135         1.38%    0.90%   to  0.90%    12.46%    to   12.46%
2004        35,479  $2.20  to  $2.20   $78,067         1.84%    0.90%   to  0.90%    30.62%    to   30.62%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2008        21,085  $1.48  to  $1.48   $31,287         1.14%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007        27,555  $2.24  to  $2.24   $61,595         0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
2006        27,835  $2.31  to  $2.31   $64,317         0.63%    0.90%   to  0.90%    15.93%    to   15.93%
2005        23,268  $1.99  to  $1.99   $46,374         0.75%    0.90%   to  0.90%     7.80%    to    7.80%
2004        16,640  $1.85  to  $1.85   $30,765         0.17%    0.90%   to  0.90%    22.64%    to   22.64%
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2008        14,083  $0.94  to  $0.94   $13,255         2.98%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007        14,489  $1.51  to  $1.51   $21,880         1.48%    0.90%   to  0.90%     2.55%    to    2.55%
2006        10,526  $1.47  to  $1.47   $15,500         1.24%    0.90%   to  0.90%    17.32%    to   17.32%
2005         5,331  $1.26  to  $1.26    $6,692         0.84%    0.90%   to  0.90%     9.57%    to    9.57%
2004         2,541  $1.15  to  $1.15    $2,911         0.74%    0.90%   to  0.90%    11.62%    to   11.62%
---------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2008        65,878  $1.64  to  $1.64  $107,948         1.01%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007        77,828  $2.63  to  $2.63  $204,428         0.77%    0.90%   to  0.90%     2.27%    to    2.27%
2006        75,767  $2.57  to  $2.57  $194,589         1.01%    0.90%   to  0.90%    15.13%    to   15.13%
2005        69,181  $2.23  to  $2.23  $154,330         0.66%    0.90%   to  0.90%    11.82%    to   11.82%
2004        52,199  $2.00  to  $2.00  $104,138         0.70%    0.90%   to  0.90%    24.76%    to   24.76%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2008        57,899  $0.64  to  $0.64   $37,251         1.34%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007        90,955  $1.03  to  $1.03   $93,727         0.97%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
2006        98,748  $1.06  to  $1.06  $104,383         1.24%    0.90%   to  0.90%    11.88%    to   11.88%
2005        75,357  $0.94  to  $0.94   $71,196         0.92%    0.90%   to  0.90%     5.56%    to    5.56%
2004        44,939  $0.90  to  $0.90   $40,221         1.62%    0.90%   to  0.90%    13.91%    to   13.91%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2008        21,385  $0.30  to  $0.30    $6,401         0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007        26,110  $0.54  to  $0.54   $14,074         0.38%    0.90%   to  0.90%    20.60%    to   20.60%
2006        22,805  $0.45  to  $0.45   $10,192            --    0.90%   to  0.90%     6.87%    to    6.87%
2005        20,674  $0.42  to  $0.42    $8,647            --    0.90%   to  0.90%    10.55%    to   10.55%
2004        20,793  $0.38  to  $0.38    $7,866            --    0.90%   to  0.90%    (0.34%)   to   (0.34%)
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2008        77,280  $0.84  to  $0.84   $64,545         1.12%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007        90,519  $1.76  to  $1.76  $159,691         0.46%    0.90%   to  0.90%    26.87%    to   26.87%
2006        72,265  $1.39  to  $1.39  $100,490         1.96%    0.90%   to  0.90%    45.32%    to   45.32%
2005        48,928  $0.96  to  $0.96   $46,821         1.12%    0.90%   to  0.90%    30.76%    to   30.76%
2004        41,781  $0.73  to  $0.73   $30,575         0.86%    0.90%   to  0.90%    17.62%    to   17.62%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2008       106,794  $0.62  to  $0.62   $66,143         0.71%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007        20,251  $1.04  to  $1.04   $21,047         1.08%    0.90%   to  0.90%     3.81%(8) to    3.81%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  61

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL EQ, SERV
2008        28,891  $0.85  to  $0.85   $24,508         1.10%    0.90%   to  0.90%   (37.58%)   to  (37.58%)
2007        41,501  $1.36  to  $1.36   $56,400         2.45%    0.90%   to  0.90%     9.79%    to    9.79%
2006        45,558  $1.24  to  $1.24   $56,396         1.02%    0.90%   to  0.90%    21.43%    to   21.43%
2005        45,317  $1.02  to  $1.02   $46,195         1.01%    0.90%   to  0.90%     9.66%    to    9.66%
2004        33,680  $0.93  to  $0.93   $31,309         0.54%    0.90%   to  0.90%    13.95%    to   13.95%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2008        41,404  $0.49  to  $0.49   $20,207         0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007        52,721  $0.78  to  $0.78   $41,198         0.08%    0.90%   to  0.90%    10.02%    to   10.02%
2006        55,084  $0.71  to  $0.71   $39,123            --    0.90%   to  0.90%     6.34%    to    6.34%
2005        53,003  $0.67  to  $0.67   $35,399         0.14%    0.90%   to  0.90%     3.30%    to    3.30%
2004        47,014  $0.65  to  $0.65   $30,398            --    0.90%   to  0.90%     8.01%    to    8.01%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2008        20,640  $0.60  to  $0.60   $12,467            --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007        25,701  $1.01  to  $1.01   $25,900            --    0.90%   to  0.90%     1.33%    to    1.33%
2006        28,100  $0.99  to  $0.99   $27,946            --    0.90%   to  0.90%    11.92%    to   11.92%
2005        30,258  $0.89  to  $0.89   $26,886            --    0.90%   to  0.90%     4.09%    to    4.09%
2004        33,509  $0.85  to  $0.85   $28,605            --    0.90%   to  0.90%     5.26%    to    5.26%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2008         7,679  $1.79  to  $1.79   $13,733         1.26%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007         5,321  $2.90  to  $2.90   $15,438         0.71%    0.90%   to  0.90%    26.41%    to   26.41%
2006         3,484  $2.30  to  $2.30    $7,996         1.60%    0.90%   to  0.90%    29.79%    to   29.79%
2005         1,757  $1.77  to  $1.77    $3,108         0.39%    0.90%   to  0.90%    15.53%    to   15.53%
2004           609  $1.53  to  $1.53      $932         0.98%    0.90%   to  0.90%    28.68%    to   28.68%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2008         3,352  $0.78  to  $0.78    $2,624         1.17%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007         2,597  $1.32  to  $1.32    $3,437         0.93%    0.90%   to  0.90%     5.13%    to    5.13%
2006         1,488  $1.26  to  $1.26    $1,873         0.26%    0.90%   to  0.90%    16.32%    to   16.32%
2005            72  $1.08  to  $1.08       $78            --    0.90%   to  0.90%     8.40%(5) to    8.40%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2008         4,375  $0.72  to  $0.72    $3,155         0.23%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007         2,738  $1.17  to  $1.17    $3,214         0.12%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
2006         1,290  $1.20  to  $1.20    $1,549         0.01%    0.90%   to  0.90%    13.63%    to   13.63%
2005            73  $1.06  to  $1.06       $77            --    0.90%   to  0.90%     5.91%(5) to    5.91%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2008       117,872  $0.98  to  $0.98  $115,342         3.21%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007        33,282  $1.15  to  $1.15   $38,429         1.53%    0.90%   to  0.90%     8.56%    to    8.56%
2006         4,826  $1.06  to  $1.06    $5,133         1.32%    0.90%   to  0.90%     6.27%    to    6.27%
2005           268  $1.00  to  $1.00      $268            --    0.90%   to  0.90%     0.08%(5) to    0.08%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2008        79,807  $0.88  to  $0.88   $69,978         7.58%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007        17,575  $1.05  to  $1.05   $18,492        17.57%    0.90%   to  0.90%     4.96%(8) to    4.96%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PIONEER EQ INC VCT, CL II
2008         5,043  $1.00  to  $1.00    $5,063         2.55%    0.90%   to  0.90%   (31.10%)   to  (31.10%)
2007         6,443  $1.46  to  $1.46    $9,387         2.36%    0.90%   to  0.90%    (0.36%)   to   (0.36%)
2006         4,738  $1.46  to  $1.46    $6,929         2.50%    0.90%   to  0.90%    21.03%    to   21.03%
2005         3,162  $1.21  to  $1.21    $3,821         2.33%    0.90%   to  0.90%     4.58%    to    4.58%
2004         1,357  $1.16  to  $1.16    $1,568         2.42%    0.90%   to  0.90%    15.00%    to   15.00%
---------------------------------------------------------------------------------------------------------------
PIONEER INTL VAL VCT, CL II
2008           753  $0.61  to  $0.61      $463         1.30%    0.90%   to  0.90%   (45.64%)   to  (45.64%)
2007           890  $1.13  to  $1.13    $1,006         0.35%    0.90%   to  0.90%    12.22%    to   12.22%
2006           831  $1.01  to  $1.01      $837            --    0.90%   to  0.90%     0.69%(7) to    0.69%(7)
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2008         2,745  $0.99  to  $0.99    $2,723            --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007         2,265  $1.21  to  $1.21    $2,735         0.79%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
2006         2,290  $1.23  to  $1.23    $2,806         0.27%    0.90%   to  0.90%     1.87%    to    1.87%
2005         1,520  $1.20  to  $1.20    $1,828         0.05%    0.90%   to  0.90%    12.19%    to   12.19%
2004           928  $1.07  to  $1.07      $995         0.13%    0.90%   to  0.90%     6.16%    to    6.16%
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2008         2,361  $1.00  to  $1.00    $2,361         2.33%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007         3,246  $1.80  to  $1.80    $5,845         2.67%    0.90%   to  0.90%     7.39%    to    7.39%
2006         3,112  $1.68  to  $1.68    $5,218         0.56%    0.90%   to  0.90%    26.58%    to   26.58%
2005         2,512  $1.32  to  $1.32    $3,328         1.28%    0.90%   to  0.90%    11.20%    to   11.20%
2004         1,797  $1.19  to  $1.19    $2,140         1.19%    0.90%   to  0.90%    15.15%    to   15.15%
---------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2008        12,397  $0.41  to  $0.41    $5,088            --    0.90%   to  0.90%   (46.03%)   to  (46.03%)
2007        15,216  $0.76  to  $0.76   $11,572            --    0.90%   to  0.90%     2.87%    to    2.87%
2006        17,846  $0.74  to  $0.74   $13,193            --    0.90%   to  0.90%     4.51%    to    4.51%
2005        18,854  $0.71  to  $0.71   $13,337            --    0.90%   to  0.90%    11.15%    to   11.15%
2004        20,265  $0.64  to  $0.64   $12,898            --    0.90%   to  0.90%    17.54%    to   17.54%
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2008         3,937  $0.71  to  $0.71    $2,790            --    0.90%   to  0.90%   (29.86%)(9)to  (29.86%)(9)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2008         1,717  $0.84  to  $0.84    $1,442            --    0.90%   to  0.90%   (16.44%)(9)to  (16.44%)(9)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2008         8,836  $0.76  to  $0.76    $6,704            --    0.90%   to  0.90%   (24.75%)(9)to  (24.75%)(9)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2008         8,965  $0.73  to  $0.73    $6,587            --    0.90%   to  0.90%   (27.20%)(9)to  (27.20%)(9)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2008         3,398  $0.79  to  $0.79    $2,699            --    0.90%   to  0.90%   (21.14%)(9)to  (21.14%)(9)
2007            --     --         --        --            --       --          --        --             --
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS PTNRS VP FUNDAMENTAL VAL
2008        76,989  $0.59  to  $0.59   $45,474         0.02%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007        15,004  $0.97  to  $0.97   $14,560         1.21%    0.90%   to  0.90%    (3.23%)(8)to   (3.23%)(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS PTNRS VP SELECT VAL
2008           492  $0.75  to  $0.75      $368            --    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007           215  $1.19  to  $1.19      $257         1.11%    0.90%   to  0.90%     5.08%    to    5.08%
2006           114  $1.14  to  $1.14      $129         1.91%    0.90%   to  0.90%    14.79%    to   14.79%
2005            10  $0.99  to  $0.99       $10         1.62%    0.90%   to  0.90%    (0.91%)(5)to   (0.91%)(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  63

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS PTNRS VP SM CAP VAL
2008        53,130  $1.05  to  $1.05   $55,702         0.07%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007        20,614  $1.55  to  $1.55   $31,870         0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
2006        11,437  $1.64  to  $1.64   $18,761         0.42%    0.90%   to  0.90%    19.18%    to   19.18%
2005         8,998  $1.38  to  $1.38   $12,386         0.21%    0.90%   to  0.90%     4.82%    to    4.82%
2004         5,851  $1.31  to  $1.31    $7,683         0.04%    0.90%   to  0.90%    18.94%    to   18.94%
---------------------------------------------------------------------------------------------------------------
RVS VP BAL
2008       214,306  $0.89  to  $0.78  $167,410         0.26%    0.65%   to  0.90%   (30.37%)   to  (30.54%)
2007       277,699  $1.29  to  $1.12  $312,062         2.86%    0.65%   to  0.90%     1.08%    to    0.82%
2006       303,589  $1.27  to  $1.11  $338,363         2.47%    0.65%   to  0.90%    13.64%    to   13.36%
2005       340,778  $1.12  to  $0.98  $334,939         2.58%    0.65%   to  0.90%     3.25%    to    2.99%
2004       382,279  $1.08  to  $0.95  $364,765         2.02%    0.65%   to  0.90%     8.14%(4) to    8.62%
---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2008       108,600  $1.12  to  $1.17  $127,182         2.26%    0.65%   to  0.90%     1.61%    to    1.35%
2007        98,464  $1.10  to  $1.16  $113,767         4.72%    0.65%   to  0.90%     4.15%    to    3.89%
2006        87,146  $1.06  to  $1.11   $96,908         4.41%    0.65%   to  0.90%     3.81%    to    3.55%
2005        72,076  $1.02  to  $1.07   $77,390         2.56%    0.65%   to  0.90%     1.94%    to    1.69%
2004        79,776  $1.00  to  $1.06   $84,209         0.86%    0.65%   to  0.90%     0.19%(4) to   (0.17%)
---------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2008       221,289  $1.06  to  $1.30  $287,710         0.40%    0.65%   to  0.90%    (6.92%)   to   (7.15%)
2007       191,510  $1.14  to  $1.40  $268,071         4.75%    0.65%   to  0.90%     4.51%    to    4.25%
2006       136,853  $1.09  to  $1.35  $183,575         4.37%    0.65%   to  0.90%     3.74%    to    3.48%
2005       111,699  $1.05  to  $1.30  $144,634         3.71%    0.65%   to  0.90%     1.46%    to    1.21%
2004        97,307  $1.03  to  $1.28  $124,277         3.90%    0.65%   to  0.90%     3.29%(4) to    3.56%
---------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC
2008       268,902  $1.11  to  $1.11  $297,729         0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007       267,422  $1.88  to  $1.88  $501,851         1.56%    0.90%   to  0.90%     7.05%    to    7.05%
2006       243,400  $1.75  to  $1.75  $426,689         1.41%    0.90%   to  0.90%    18.67%    to   18.67%
2005       179,394  $1.48  to  $1.48  $264,999         1.61%    0.90%   to  0.90%    12.49%    to   12.49%
2004       112,731  $1.31  to  $1.31  $148,035         1.64%    0.90%   to  0.90%    17.15%    to   17.15%
---------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND
2008        60,052  $1.57  to  $1.57   $94,219         7.11%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007        46,890  $1.59  to  $1.59   $74,559         3.65%    0.90%   to  0.90%     6.67%    to    6.67%
2006        30,512  $1.49  to  $1.49   $45,482         3.28%    0.90%   to  0.90%     5.78%    to    5.78%
2005        24,417  $1.41  to  $1.41   $34,408         3.82%    0.90%   to  0.90%    (5.84%)   to   (5.84%)
2004        15,432  $1.50  to  $1.50   $23,096         4.10%    0.90%   to  0.90%     9.04%    to    9.04%
---------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL INFLATION PROT SEC
2008        48,769  $1.08  to  $1.08   $52,470         2.60%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007        12,082  $1.08  to  $1.08   $13,098         2.58%    0.90%   to  0.90%     6.97%    to    6.97%
2006           722  $1.01  to  $1.01      $732         4.69%    0.90%   to  0.90%     0.29%    to    0.29%
2005            70  $1.01  to  $1.01       $72         4.77%    0.90%   to  0.90%     0.70%(5) to    0.70%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
SEL VP GRO
2008       268,527  $0.33  to  $0.33   $89,491         0.24%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007       215,184  $0.60  to  $0.60  $130,021         1.00%    0.90%   to  0.90%     2.14%    to    2.14%
2006       171,986  $0.59  to  $0.59  $101,740         0.87%    0.90%   to  0.90%    10.09%    to   10.09%
2005       123,244  $0.54  to  $0.54   $66,228         0.40%    0.90%   to  0.90%     7.64%    to    7.64%
2004        63,795  $0.50  to  $0.50   $31,848         0.33%    0.90%   to  0.90%     7.46%    to    7.46%
---------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD BOND
2008        45,491  $1.04  to  $1.04   $47,163         0.33%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007        69,118  $1.40  to  $1.40   $96,634         7.42%    0.90%   to  0.90%     0.94%    to    0.94%
2006        68,955  $1.39  to  $1.39   $95,510         7.43%    0.90%   to  0.90%     9.83%    to    9.83%
2005        58,225  $1.26  to  $1.26   $73,432         6.44%    0.90%   to  0.90%     3.09%    to    3.09%
2004        47,910  $1.22  to  $1.22   $58,611         6.97%    0.90%   to  0.90%    10.40%    to   10.40%
---------------------------------------------------------------------------------------------------------------
RVS VP INC OPP
2008        41,258  $0.88  to  $0.88   $36,252         0.08%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007        10,554  $1.09  to  $1.09   $11,525         6.97%    0.90%   to  0.90%     1.71%    to    1.71%
2006           489  $1.07  to  $1.07      $525         6.47%    0.90%   to  0.90%     7.02%    to    7.02%
2005            23  $1.00  to  $1.00       $24         6.10%    0.90%   to  0.90%     0.76%(5) to    0.76%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS VP DYN EQ
2008       494,271  $0.76  to  $0.50  $249,703         0.23%    0.65%   to  0.90%   (42.54%)   to  (42.68%)
2007       631,216  $1.31  to  $0.88  $556,056         1.31%    0.65%   to  0.90%     2.26%    to    2.01%
2006       722,724  $1.29  to  $0.86  $624,056         1.19%    0.65%   to  0.90%    14.54%    to   14.25%
2005       676,240  $1.12  to  $0.75  $511,326         1.11%    0.65%   to  0.90%     5.49%    to    5.23%
2004       782,402  $1.06  to  $0.72  $562,234         1.04%    0.65%   to  0.90%     6.25%(4) to    4.94%
---------------------------------------------------------------------------------------------------------------
SEL VP LG CAP VAL
2008           707  $0.72  to  $0.72      $507         0.06%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007           430  $1.19  to  $1.19      $514         1.54%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
2006           206  $1.21  to  $1.21      $250         1.51%    0.90%   to  0.90%    18.00%    to   18.00%
2005             8  $1.03  to  $1.03        $8         3.03%    0.90%   to  0.90%     3.14%(5) to    3.14%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2008         9,321  $0.75  to  $0.75    $7,004         0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007        11,572  $1.37  to  $1.37   $15,910         0.05%    0.90%   to  0.90%    12.72%    to   12.72%
2006        11,366  $1.22  to  $1.22   $13,862         0.27%    0.90%   to  0.90%    (0.96%)   to   (0.96%)
2005         4,303  $1.23  to  $1.23    $5,299            --    0.90%   to  0.90%     9.14%    to    9.14%
2004         3,384  $1.13  to  $1.13    $3,819            --    0.90%   to  0.90%     8.13%    to    8.13%
---------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL
2008         8,371  $0.72  to  $0.72    $6,031            --    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007         4,303  $1.32  to  $1.32    $5,698         0.77%    0.90%   to  0.90%     9.36%    to    9.36%
2006         1,854  $1.21  to  $1.21    $2,245         1.05%    0.90%   to  0.90%    14.29%    to   14.29%
2005           111  $1.06  to  $1.06      $117         1.04%    0.90%   to  0.90%     6.04%(5) to    6.04%(5)
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS VP S&P 500
2008        54,578  $0.64  to  $0.64   $35,061         0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007        65,036  $1.03  to  $1.03   $67,021         1.63%    0.90%   to  0.90%     4.07%    to    4.07%
2006        66,546  $0.99  to  $0.99   $65,895         1.45%    0.90%   to  0.90%    14.23%    to   14.23%
2005        67,699  $0.87  to  $0.87   $58,686         1.40%    0.90%   to  0.90%     3.47%    to    3.47%
2004        59,186  $0.84  to  $0.84   $49,584         1.51%    0.90%   to  0.90%     9.28%    to    9.28%
---------------------------------------------------------------------------------------------------------------
RVS VP SHORT DURATION
2008        41,046  $1.06  to  $1.24   $50,877         0.14%    0.65%   to  0.90%    (3.27%)   to   (3.51%)
2007        43,231  $1.09  to  $1.29   $55,522         4.18%    0.65%   to  0.90%     4.64%    to    4.38%
2006        41,090  $1.05  to  $1.24   $50,474         3.80%    0.65%   to  0.90%     3.17%    to    2.91%
2005        39,025  $1.01  to  $1.20   $46,517         2.90%    0.65%   to  0.90%     0.92%    to    0.67%
2004        40,584  $1.00  to  $1.19   $47,974         2.44%    0.65%   to  0.90%     0.49%(4) to   (0.05%)
---------------------------------------------------------------------------------------------------------------
SEL VP SM CAP VAL
2008        13,843  $0.87  to  $0.87   $12,010            --    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007        19,240  $1.43  to  $1.43   $27,430         0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
2006        23,069  $1.50  to  $1.50   $34,637         0.04%    0.90%   to  0.90%    10.69%    to   10.69%
2005        23,710  $1.36  to  $1.36   $32,162            --    0.90%   to  0.90%     3.89%    to    3.89%
2004        22,286  $1.31  to  $1.31   $29,099            --    0.90%   to  0.90%    17.48%    to   17.48%
---------------------------------------------------------------------------------------------------------------
THDL VP EMER MKTS
2008        45,673  $1.34  to  $1.34   $61,313         0.71%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007        31,068  $2.93  to  $2.93   $90,908         0.59%    0.90%   to  0.90%    36.86%    to   36.86%
2006        26,416  $2.14  to  $2.14   $56,476         0.35%    0.90%   to  0.90%    32.71%    to   32.71%
2005        19,620  $1.61  to  $1.61   $31,607         0.19%    0.90%   to  0.90%    32.60%    to   32.60%
2004         8,666  $1.21  to  $1.21   $10,529         3.35%    0.90%   to  0.90%    23.03%    to   23.03%
---------------------------------------------------------------------------------------------------------------
THDL VP INTL OPP
2008       167,808  $0.67  to  $0.67  $111,637         2.32%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007       222,332  $1.13  to  $1.13  $250,572         0.99%    0.90%   to  0.90%    11.66%    to   11.66%
2006       247,038  $1.01  to  $1.01  $249,332         1.93%    0.90%   to  0.90%    23.06%    to   23.06%
2005       265,962  $0.82  to  $0.82  $218,125         1.40%    0.90%   to  0.90%    12.85%    to   12.85%
2004       279,405  $0.73  to  $0.73  $203,066         1.13%    0.90%   to  0.90%    16.36%    to   16.36%
---------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2008        63,397  $0.58  to  $0.58   $36,850         1.42%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007        12,704  $0.91  to  $0.91   $11,606            --    0.90%   to  0.90%    (8.81%)(8)to   (8.81%)(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  65

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VANK UIF GLOBAL REAL EST, CL II
2008        39,824  $0.48  to  $0.48   $19,086         2.84%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007         4,908  $0.87  to  $0.87    $4,265         0.27%    0.90%   to  0.90%   (12.27%)(8)to  (12.27%)(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VANK UIF MID CAP GRO, CL II
2008         3,367  $0.57  to  $0.57    $1,928         0.85%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007           867  $1.09  to  $1.09      $942            --    0.90%   to  0.90%     8.39%(8) to    8.39%(8)
2006            --     --         --        --            --       --          --        --             --
2005            --     --         --        --            --       --          --        --             --
2004            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
WANGER INTL
2008       113,596  $0.96  to  $0.96  $108,909         0.97%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007       110,580  $1.78  to  $1.78  $196,656         0.82%    0.90%   to  0.90%    15.26%    to   15.26%
2006       103,943  $1.54  to  $1.54  $160,371         0.51%    0.90%   to  0.90%    35.93%    to   35.93%
2005        87,137  $1.14  to  $1.14   $98,902         0.90%    0.90%   to  0.90%    20.44%    to   20.44%
2004        60,059  $0.94  to  $0.94   $56,600         0.57%    0.90%   to  0.90%    29.10%    to   29.10%
---------------------------------------------------------------------------------------------------------------
WANGER USA
2008        73,536  $1.18  to  $1.18   $86,627            --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007        80,677  $1.97  to  $1.97  $158,998            --    0.90%   to  0.90%     4.44%    to    4.44%
2006        83,149  $1.89  to  $1.89  $156,905         0.22%    0.90%   to  0.90%     6.91%    to    6.91%
2005        73,417  $1.77  to  $1.77  $129,586            --    0.90%   to  0.90%    10.26%    to   10.26%
2004        56,162  $1.60  to  $1.60   $89,904            --    0.90%   to  0.90%    17.27%    to   17.27%
---------------------------------------------------------------------------------------------------------------
WF ADV VT ASSET ALLOC
2008         3,655  $1.01  to  $1.01    $3,680         2.40%    0.90%   to  0.90%   (29.75%)   to  (29.75%)
2007         4,473  $1.43  to  $1.43    $6,411         2.29%    0.90%   to  0.90%     6.63%    to    6.63%
2006         4,011  $1.34  to  $1.34    $5,390         2.47%    0.90%   to  0.90%    11.14%    to   11.14%
2005         2,353  $1.21  to  $1.21    $2,846         2.23%    0.90%   to  0.90%     4.05%    to    4.05%
2004         1,345  $1.16  to  $1.16    $1,563         2.48%    0.90%   to  0.90%     8.36%    to    8.36%
---------------------------------------------------------------------------------------------------------------
WF ADV VT INTL CORE
2008         1,052  $0.91  to  $0.91      $955         1.98%    0.90%   to  0.90%   (43.92%)   to  (43.92%)
2007         1,143  $1.62  to  $1.62    $1,850         0.01%    0.90%   to  0.90%    11.65%    to   11.65%
2006           961  $1.45  to  $1.45    $1,393         1.93%    0.90%   to  0.90%    19.73%    to   19.73%
2005           746  $1.21  to  $1.21      $903         2.27%    0.90%   to  0.90%     8.69%    to    8.69%
2004           463  $1.11  to  $1.11      $516         0.23%    0.90%   to  0.90%     8.65%    to    8.65%
---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP
2008         2,051  $0.90  to  $0.90    $1,844         1.92%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007         2,303  $1.51  to  $1.51    $3,487         0.62%    0.90%   to  0.90%     5.67%    to    5.67%
2006         2,414  $1.43  to  $1.43    $3,459            --    0.90%   to  0.90%    11.22%    to   11.22%
2005         2,084  $1.29  to  $1.29    $2,685            --    0.90%   to  0.90%     6.84%    to    6.84%
2004         1,705  $1.21  to  $1.21    $2,057            --    0.90%   to  0.90%    17.02%    to   17.02%
---------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2008         5,442  $0.97  to  $0.97    $5,287            --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007         4,798  $1.67  to  $1.67    $8,030            --    0.90%   to  0.90%    12.79%    to   12.79%
2006         3,212  $1.48  to  $1.48    $4,766            --    0.90%   to  0.90%    21.66%    to   21.66%
2005         1,729  $1.22  to  $1.22    $2,109            --    0.90%   to  0.90%     5.29%    to    5.29%
2004         1,029  $1.16  to  $1.16    $1,192            --    0.90%   to  0.90%    12.75%    to   12.75%
---------------------------------------------------------------------------------------------------------------



 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
 (4) New price level operations commenced on July 9, 2004.


--------------------------------------------------------------------------------
66  RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT

 (5) New price level operations commenced on Aug. 30, 2005.
 (6) New price level operations commenced on April 28, 2006.
 (7) New price level operations commenced on Dec. 15, 2006.
 (8) New price level operations commenced on June 11, 2007.
 (9) New price level operations commenced on May 1, 2008.



--------------------------------------------------------------------------------
     RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE - 2008 ANNUAL REPORT  67

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 2, 2009



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CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $19,452;
  2007, $21,020)                                                          $18,070       $20,792
  Common and preferred stocks, at fair value (cost: 2008 and 2007,
  $30)                                                                         16            29
Commercial mortgage loans, at cost (less allowance for loan losses:
2008, $17; 2007, $16)                                                       2,737         2,892
Policy loans                                                                  722           697
Trading securities and other investments                                      452           155
-------------------------------------------------------------------------------------------------
    Total investments                                                      21,997        24,565

Cash and cash equivalents                                                   3,307           980
Reinsurance recoverables                                                    1,592         1,290
Amounts due from brokers                                                        3           123
Deferred income taxes, net                                                    599             9
Other accounts receivable                                                      99           119
Accrued investment income                                                     239           252
Deferred acquisition costs                                                  4,424         4,429
Deferred sales inducement costs                                               518           511
Other assets                                                                2,658           609
Separate account assets                                                    41,787        58,070
-------------------------------------------------------------------------------------------------
    Total assets                                                          $77,223       $90,957
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $28,753       $26,977
Policy claims and other policyholders' funds                                  172            91
Amounts due to brokers                                                      1,862           361
Other liabilities                                                             910           392
Separate account liabilities                                               41,787        58,070
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      73,484        85,891
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,116         2,031
Retained earnings                                                           2,336         3,188
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                           (678)         (116)
  Net unrealized derivative losses                                            (38)          (40)
-------------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (716)         (156)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              3,739         5,066
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $77,223       $90,957
=================================================================================================



See Notes to Consolidated Financial Statements.



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CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                          $  481        $  485        $  533
Net investment income                                              1,252         1,424         1,622
Policy and contract charges                                        1,352         1,217         1,045
Other revenue                                                        255           255           189
Net realized investment gains (losses)                              (442)           61            51
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 2,898         3,442         3,440
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     673           760           724
Interest credited to fixed accounts                                  790           847           955
Amortization of deferred acquisition costs                           861           470           356
Separation costs                                                      --            97           131
Other insurance and operating expenses                               692           781           637
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    3,016         2,955         2,803
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                (118)          487           637
Income tax provision (benefit)                                      (189)           53           129
-------------------------------------------------------------------------------------------------------
    Net income                                                    $   71        $  434        $  508
=======================================================================================================



See Notes to Consolidated Financial Statements.



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CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $    71       $   434       $   508
Adjustments to reconcile net income to net cash provided by
operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                             (679)         (828)         (813)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                              982           523           404
  Premium and discount amortization on Available-for-Sale              57            70            75
  Deferred income taxes, net                                         (234)           83           121
  Contractholder and policyholder charges, non-cash                  (248)         (206)         (220)
  Net realized investment losses (gains)                              442           (61)          (51)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net              (110)          166           320
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 308           275           274
  Policy claims and other policyholders' funds                         81             2             3
  Reinsurance recoverables                                           (302)         (153)         (154)
  Other accounts receivable                                            20           (28)          (27)
  Accrued investment income                                            14            49            21
  Other assets and liabilities, net                                 1,623            22           (76)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           2,025           348           385
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 246         3,020         1,895
  Maturities, sinking fund payments and calls                       2,510         1,908         2,014
  Purchases                                                        (1,684)         (677)       (1,416)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                               282           473           513
  Purchases                                                          (250)         (504)         (441)
Change in policy loans, net                                           (25)          (47)          (36)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                           1,079         4,173         2,529
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           2,913         1,093         1,267
  Net transfers from (to) separate accounts                            91           (50)         (307)
  Surrenders and other benefits                                    (2,931)       (3,838)       (3,688)
Other                                                                 (77)           (8)           --
Tax adjustment of share-based incentive compensation plan               2             2             1
Cash dividend to Ameriprise Financial, Inc.                          (775)         (900)         (300)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (777)       (3,701)       (3,027)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                2,327           820          (113)
Cash and cash equivalents at beginning of year                        980           160           273
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                          $ 3,307       $   980       $   160
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                               $   168       $    (4)      $    64
  Interest paid on borrowings                                          --            --             1


See Notes to Consolidated Financial Statements.



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CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2008
(IN MILLIONS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                      $ 3         $2,020        $3,580          $(131)         $5,472
Comprehensive income:
  Net income                                        --             --           508             --             508
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --            (77)            (77)
    Change in net unrealized derivative
    losses                                          --             --            --             (1)             (1)
                                                                                                         ------------
Total comprehensive income                                                                                     430
Tax adjustment of share-based incentive
compensation plan                                   --              1            --             --               1
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (300)            --            (300)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                      $ 3         $2,021        $3,788          $(209)         $5,603
Change in accounting principles, net of tax         --             --          (134)            --            (134)
Comprehensive income:
  Net income                                        --             --           434             --             434
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --             52              52
    Change in net unrealized derivative
    losses                                          --             --            --              1               1
                                                                                                         ------------
Total comprehensive income                                                                                     487
Tax adjustment of share-based incentive
compensation plan                                   --              2            --             --               2
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (900)            --            (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --              8            --             --               8
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                      $ 3         $2,031        $3,188          $(156)         $5,066
Change in accounting principles, net of tax         --             --           (30)            --             (30)
Comprehensive income:
  Net income                                        --             --            71             --              71
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --           (562)           (562)
    Change in net unrealized derivative
    losses                                          --             --            --              2               2
                                                                                                         ------------
Total comprehensive loss                                                                                      (489)
Tax adjustment of share-based incentive
compensation plan                                   --              2            --             --               2
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (775)            --            (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --             83            --             --              83
Non-cash dividend to Ameriprise Financial,
Inc.                                                --             --          (118)            --            (118)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                      $ 3         $2,116        $2,336          $(716)         $3,739
=====================================================================================================================




See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RiverSource Tax Adv. Inv.") to RiverSource Life Insurance Company. RiverSource Tax Adv. Inv. is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its two subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RiverSource Tax Adv. Inv. All significant intercompany accounts and transactions have been eliminated in consolidation.

RESTATEMENT FOR CONSOLIDATION OF RIVERSOURCE TAX ADV. INV.
The consolidated financial statements give effect to the RiverSource Tax Adv. Inv. transfer as a pooling of interests for entities under common control. Prior periods have been restated to include the accounts of RiverSource Tax Adv. Inv. using the



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pooling of interests method in order to be comparable to the current year. Following are the amounts related to RiverSource Tax Adv. Inv. which are included in RiverSource Life's consolidated financial statements:

                                                                             DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Total revenues                                                     $(31)         $(33)         $(41)
Net income                                                           11            13            22
Shareholder's equity: Retained earnings                             239           347           334


RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life reclassified the mark-to-market adjustment on certain derivatives from net investment income to various expense lines where the mark-to-market adjustment on the related embedded derivative resides. The mark-to-market adjustment on derivatives hedging variable annuity living benefits and equity indexed annuities were reclassified to benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively.

The following table shows the impact of the reclassification of the mark-to-market adjustment and the effect of the pooling of interests of RiverSource Tax. Adv. Inv. made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2007                        2006
                                                       ------------------------------------------------------
                                                        PREVIOUSLY   RESTATED AND   PREVIOUSLY   RESTATED AND
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  485        $  485        $  533        $  533
Net investment income                                      1,555         1,424         1,657         1,622
Policy and contract charges                                1,217         1,217         1,045         1,045
Other revenue                                                255           255           189           189
Net realized investment gain                                  61            61            51            51
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           3,573         3,442         3,475         3,440
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             855           760           705           724
Interest credited to fixed accounts                          850           847           968           955
Amortization of deferred acquisition costs                   470           470           356           356
Separation costs                                              97            97           131           131
Other insurance and operating expenses                       781           781           637           637
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,053         2,955         2,797         2,803
-------------------------------------------------------------------------------------------------------------

Pretax income                                                520           487           678           637
Income tax provision                                          99            53           192           129
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  421        $  434        $  486        $  508
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and nature of RiverSource Life's equity investment in the entity. RiverSource Life also considers other characteristics such as the ability to influence the decision making about the entity's activities and how the entity is financed. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the



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VIE's expected residual return, or both. There were no consolidated VIEs as of December 31, 2008, 2007 and 2006. See Note 5 for additional information about RiverSource Life's VIEs.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Consolidated Statements of Income.

See Note 11 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.



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TRADING SECURITIES AND OTHER INVESTMENTS
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships and investments in hedge funds are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits and equity indexed annuities are included within benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively. Changes in fair value of all other derivatives is a component of net investment income.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions.



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RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In the fourth quarter of 2008, RiverSource Life decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.



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The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholder and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.



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Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and range from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

PREMIUM REVENUES
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, mark-to-market adjustment on trading securities and certain derivatives and pro-rata share of net income or loss of equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on



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fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life applied the disclosure requirements of this FSP as of December 31, 2008.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.



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In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life's adoption of SFAS 161 will not impact its consolidated financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the consolidated balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the consolidated statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.



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In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 11 for additional information regarding the fair values of RiverSource Life's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Mortgage and other asset backed securities                  6,961          98            (454)        6,605
U.S. government and agencies obligations                      200          11              --           211
State and municipal obligations                               164           1             (20)          145
Foreign government bonds and obligations                       95          16              (4)          107
Structured investments(a)                                       2           7              --             9
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================




 (a) Includes unconsolidated collateralized debt obligations.

                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
  Total                                                   $21,050        $170          $(399)       $20,821
=============================================================================================================



 (a) Includes unconsolidated collateralized debt obligations.



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At December 31, 2008 and 2007, fixed maturity securities comprised approximately 82% and 85%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.1 billion and $1.3 billion of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,038       $ 6,779          38%        $ 7,854       $ 7,815          38%
AA                                           1,071         1,017           6           2,046         2,029          10
A                                            4,132         3,883          21           3,973         3,938          19
BBB                                          5,901         5,388          30           5,586         5,514          26
Below investment grade                       1,310         1,003           5           1,561         1,496           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $19,452       $18,070         100%        $21,020       $20,792         100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 44% and 45%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $5,086         $(372)       $3,309        $  (751)      $ 8,395       $(1,123)
Mortgage and other asset backed
securities                                    879          (139)        1,457           (315)        2,336          (454)
U.S. government and agencies
obligations                                    --            --            11             --            11            --
State and municipal obligations                17            (1)           78            (19)           95           (20)
Foreign government bonds and
obligations                                    20            (4)           --             --            20            (4)
Common and preferred stock                     --            --            16            (14)           16           (14)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $6,002         $(516)       $4,871        $(1,099)      $10,873       $(1,615)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  191         $3,181         $ (75)          69         $1,068        $   (23)        260
90% -- 95%                    98          1,667          (129)          48          1,001            (86)        146
80% -- 90%                    62            747          (119)          82          1,465           (271)        144
Less than 80%                 47            407          (193)         150          1,337           (719)        197
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $ 4,249       $   (98)
90% -- 95%                   2,668          (215)
80% -- 90%                   2,212          (390)
Less than 80%                1,744          (912)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================




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                                                                DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)         650
90% -- 95%                    31            305          (22)           48             811          (57)          79
80% -- 90%                     4            121          (18)           32             461          (66)          36
Less than 80%                  1             --           --            10              80          (31)          11
------------------------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)         776
========================================================================================================================

                             DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $12,184        $(205)
90% -- 95%                   1,116          (79)
80% -- 90%                     582          (84)
Less than 80%                   80          (31)
--------------------------------------------------
  Total                    $13,962        $(399)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy, and utility industries. The total gross unrealized loss related to the banking industry was $91 million. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and consumer non-cyclical industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage backed securities, was $34 million. The securities related to this issuer have a fair value to amortized cost ratio of 65% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life's evaluation of potential other-than-temporary impairments.

RiverSource Life's total mortgage and asset backed exposure at December 31, 2008 was $6.6 billion which included $3.5 billion of residential mortgage backed securities and $2.4 billion of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $3.0 billion of agency-backed securities, $0.3 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2008 was $0.7 billion, which included $0.1 billion of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                      $(116)        $(168)        $ (91)
Holding (losses) gains, net of tax of $405, $38 and $63,
respectively                                                        (754)           70          (116)
Reclassification of realized gains, net of tax of $3, $16 and
$17, respectively                                                     (5)          (28)          (33)
DAC, net of tax of $80, $5 and $15, respectively                     148            (7)           29
DSIC, net of tax of $11, nil and $2, respectively                     21            (1)            3
Fixed annuity liabilities, net of tax of $15, $11 and $22,
respectively                                                          28            18            40
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                  $(678)        $(116)        $(168)
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   830       $   824
Due after one year through five years                                       7,229         6,718
Due after five years through 10 years                                       3,112         2,707
Due after 10 years                                                          1,318         1,207
-------------------------------------------------------------------------------------------------
                                                                           12,489        11,456
Mortgage and other asset backed securities                                  6,961         6,605
Structured investments                                                          2             9
Common and preferred stocks                                                    30            16
-------------------------------------------------------------------------------------------------
  Total                                                                   $19,482       $18,086
=================================================================================================



The expected payments on mortgage and other asset backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                             $   246       $3,020        $ 1,895
Maturities, sinking fund payments and calls                         2,510        1,908          2,014
Purchases                                                          (1,684)        (677)        (1,416)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $  13         $ 64          $ 61
Gross realized investment losses                                      (6)         (20)          (10)
Other-than-temporary impairments                                    (440)          (4)           --


The $440 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At December 31, 2008 and 2007, bonds carried at $6 million and $7 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,754        $2,908
Less: allowance for loan losses                                              (17)          (16)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,737        $2,892
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $16          $ 37           $41
Provision for loan losses                                             1           (21)           --
Foreclosures, write-offs and loan sales                              --            --            (4)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $17          $ 16           $37
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region
Atlantic                                                  $  880          $ 3         $  922         $ 22
North Central                                                629           10            687           33
Pacific                                                      463           20            461           21
Mountain                                                     319           10            343            9
South Central                                                287           --            298            8
New England                                                  176           --            197            8
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
=============================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by property type
Office buildings                                          $  777          $18         $  874         $ 12
Shopping centers and retail                                  869           23            860           66
Apartments                                                   383           --            419            8
Industrial buildings                                         485            2            510            9
Hotels and motels                                             76           --             78           --
Medical buildings                                             32           --             42           --
Mixed use                                                     50           --             52            1
Other                                                         82           --             73            5
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2008 and 2007 approximate fair value.

BELOW INVESTMENT GRADE SYNDICATED BANK LOANS, NET
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $260           $62
Less: allowance for loan losses                                             (12)           (4)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $248           $58
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

TRADING SECURITIES
Net recognized gains related to trading securities were $10 million at December 31, 2008 and net recognized losses were $24 million and $36 million for the years ended December 31, 2007 and 2006, respectively.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,043        $1,187        $1,409
Income on commercial mortgage loans                                  173           173           181
Trading securities and other investments                              55            82            51
-------------------------------------------------------------------------------------------------------
                                                                   1,271         1,442         1,641
Less: Investment expenses                                             19            18            19
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,252        $1,424        $1,622
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $(433)         $40           $50
Commercial mortgage loans                                             (1)          --             1
Trading securities and other investments                              (8)          --            --
Reduction in the allowance for loan losses                            --           21            --
-------------------------------------------------------------------------------------------------------
  Total                                                            $(442)         $61           $51
=======================================================================================================



5. VARIABLE INTEREST ENTITIES

RiverSource Tax Adv. Inv., a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RiverSource Tax Adv. Inv.'s maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. RiverSource Tax Adv. Inv. has no obligation to provide further financial or other support to the affordable housing partnerships nor has RiverSource Tax Adv. Inv. provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2008 and 2007 related to the affordable housing partnerships.

RiverSource Tax Adv. Inv. is a limited partner in affordable housing partnerships which qualify for government sponsored low income housing tax credit programs. In most cases, RiverSource Tax Adv. Inv. has less than 50% interest in the partnerships sharing in benefits and risks with other limited partners in proportion to RiverSource Tax Adv. Inv.'s ownership interest. In the limited cases in which RiverSource Tax Adv. Inv. has a greater than 50% interest in affordable housing partnerships, it was determined that the relationship with the general partner is an agent relationship and the general partner was most closely related to the partnership as it is the key decision maker and controls the operations. The carrying values are reflected in trading securities and other investments and were $54 million and $88 million as of December 31, 2008 and 2007, respectively.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2008, RiverSource Life completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions and the valuation system conversion during the third quarter of 2008 and the review of the valuation assumptions during the third quarter of 2007 and 2006 were as follows:

                                                                                                 FUTURE
BALANCE SHEET IMPACT                   REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)          RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES
------------------------------------------------------------------------------------------------------------------------
2008 period                                $92          $(82)          $(6)          $ 1          $ 96           $ 5
2007 period                                 (2)          (16)            3            --           (15)           --
2006 period                                 (1)           38            --            --           (12)           --
BALANCE SHEET IMPACT
DEBIT (CREDIT) (IN MILLIONS)              TOTAL
--------------------------------------------------
2008 period                               $106
2007 period                                (30)
2006 period                                 25



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions and the valuation system conversion for the year ended December 31, 2008 and the review of the valuation assumptions for the years ended December 31, 2007 and 2006 were as follows:

                                                                           BENEFITS,                     OTHER
                                                                            CLAIMS,                    INSURANCE
                                                            POLICY AND    LOSSES AND                      AND
PRETAX                                                       CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)                 PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
2008 period                                       $ 2           $95          $ 90          $(82)          $ 1          $106
2007 period                                        --            (2)          (12)          (16)           --           (30)
2006 period                                        --            (1)          (12)           38            --            25


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,429        $4,411        $4,036
Cumulative effect of accounting change                                36          (204)           --
Capitalization of acquisition costs                                  592           704           687
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (779)         (454)         (394)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          (82)          (16)           38
Impact of change in net unrealized securities losses (gains)         228           (12)           44
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,424        $4,429        $4,411
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 511         $452          $370
Cumulative effect of accounting change                                 9          (11)           --
Capitalization of sales inducements                                   87          124           126
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (115)         (56)          (48)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           (6)           3            --
Impact of change in net unrealized securities losses (gains)          32           (1)            4
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $ 518         $511          $452
=======================================================================================================



Effective January 1, 2008, RiverSource Life adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 and Note 11 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $192.3 billion, $187.3 billion and $174.1 billion, respectively, of which $127.6 billion, $117.4 billion and $102.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 631         $ 621         $ 645
Reinsurance assumed                                                    2             2             3
Reinsurance ceded                                                   (152)         (138)         (115)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 481         $ 485         $ 533
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $61 million, $57 million and $55 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers was $142 million, $126 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.2 billion and $1.0 billion related to LTC risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $689 million and $730 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,058       $14,382
Equity indexed annuities accumulated host values                              228           253
Equity indexed annuities embedded derivatives                                  16            53
Variable annuities fixed sub-accounts                                       5,623         5,419
Variable annuity GMWB                                                       1,471           136
Variable annuity GMAB                                                         367            33
Other variable annuity guarantees                                              67            27
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,830        20,303
Variable universal life ("VUL")/universal life ("UL") insurance             2,526         2,568
Other life, DI and LTC insurance                                            4,397         4,106
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             28,753        26,977
Policy claims and other policyholders' funds                                  172            91
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $28,925       $27,068
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $37,657       $51,764
VUL insurance variable sub-accounts                                         4,091         6,244
Other insurance variable sub-accounts                                          39            62
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $41,787       $58,070
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations were partially hedged with derivative instruments designated as a cash flow hedge of the interest credited on forecasted sales. As of January 1, 2007 the hedge designation was removed. See Note 15 for additional information regarding RiverSource Life's derivative instruments.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders decreased from $13.1 billion at December 31, 2007 to $12.7 billion at December 31, 2008. The total value of variable annuity contracts with GMAB riders decreased from $2.3 billion at December 31, 2007 to $2.0 billion at December 31, 2008. See Note 15 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $22,249        $20,153        $ 4,873          61           $25,804        $23,892
  Six-Year Reset                        12,719         10,063          2,802          61            20,231         17,617
  One-Year Ratchet                       5,770          5,061          2,163          62             7,908          7,143
  Five-Year Ratchet                        951            888            199          59             1,211          1,163
  Other                                    471            429            192          66               693            639
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $42,160        $36,594        $10,229          61           $55,847        $50,454
===========================================================================================================================
GGU DEATH BENEFIT                      $   699        $   619        $    65          63           $   950        $   873
===========================================================================================================================
GMIB                                   $   567        $   511        $   245          63           $   927        $   859
===========================================================================================================================
GMWB:
  GMWB                                 $ 3,513        $ 3,409        $ 1,312          63           $ 5,104        $ 4,980
  GMWB for life                          9,194          8,764          2,704          63             7,958          7,685
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $12,707        $12,173        $ 4,016          63           $13,062        $12,665
===========================================================================================================================
GMAB                                   $ 2,006        $ 1,937        $   608          56           $ 2,260        $ 2,205
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                     $ 26            60
  Six-Year Reset                         167            60
  One-Year Ratchet                        81            61
  Five-Year Ratchet                        1            58
  Other                                   12            65
---------------------------------------------------------------
    Total -- GMDB                       $287            60
===============================================================
GGU DEATH BENEFIT                       $ 80            62
===============================================================
GMIB                                    $ 18            62
===============================================================
GMWB:
  GMWB                                  $ 22            62
  GMWB for life                           33            62
---------------------------------------------------------------
    Total -- GMWB                       $ 55            62
===============================================================
GMAB                                    $  3            55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007        $ 26           $ 5         $  (12)        $ (5)          $ 1
Incurred claims                                        1            --            148           38             4
Paid claims                                           (3)           (2)            --           --            (1)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007                24             3            136           33             4
Incurred claims                                       58            10          1,335          334             6
Paid claims                                          (27)           (1)            --           --            (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008              $ 55           $12         $1,471         $367           $ 7
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $21,899       $34,540
  Bond                                                                     12,135        12,549
  Other                                                                     3,463         4,478
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $37,497       $51,567
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

10. LINES OF CREDIT

In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2008 and 2007.

11. FAIR VALUES OF ASSETS AND LIABILITIES

Effective January 1, 2008, RiverSource Life adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.



RiverSource Life Insurance Company

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Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

At the beginning of the fourth quarter of 2008, $219 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $47 million of which $13 million was included in net investment income and $34 million was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES

VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to policyholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                      $ 21         $16,336       $1,713        $18,070
     Common and preferred stocks                             --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                        AVAILABLE-
                                                         FOR-SALE
                                                        SECURITIES:                   FUTURE
                                                           FIXED         OTHER        POLICY         OTHER
(IN MILLIONS)                                           MATURITIES      ASSETS       BENEFITS     LIABILITIES
-------------------------------------------------------------------------------------------------------------
Balance, January 1                                        $1,810         $ 280        $  (158)        $--
  Total gains (losses) included in:
     Net income (loss)                                      (169)(1)       149(2)      (1,611)(2)      (9)(2)
     Other comprehensive loss                               (304)           --             --          --
  Purchases, sales, issuances and settlements, net           157          (229)           (63)          9
  Transfers into Level 3                                     219(3)         --             --          --
-------------------------------------------------------------------------------------------------------------
Balance, December 31                                      $1,713         $ 200        $(1,832)        $--
=============================================================================================================
Change in unrealized gains (losses) included in net
income relating to assets and liabilities held at
December 31                                               $ (172)(4)     $ 126(2)     $(1,608)(2)     $--
=============================================================================================================



(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $175 million loss included in net realized investment gains (losses) and a $3 million gain included in net investment income in the Consolidated Statements of Income.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value as of December 31, 2008 and 2007. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,737       $ 2,506       $ 2,892       $ 2,868
  Policy loans                                                722           779           697           697
  Other investments                                           248           202            58            59

FINANCIAL LIABILITIES
  Future policy benefits                                   13,116        12,418        18,622        18,077
  Separate account liabilities                                386           386           748           748



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life's non-performance risk specific to these liabilities. Variable annuity fixed sub-accounts classified as investment contracts and equity indexed annuities fair value is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

12. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life received $101 million, $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2008, 2007 and 2006.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2008, $3 million in 2007 and $2 million in 2006.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were nil in 2008 and $3 million in both 2007 and 2006.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2008, 2007 and 2006 were $1 million, $2 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $673 million, $909 million and $755 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.



RiverSource Life Insurance Company

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Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $775          $900          $300
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          77            83            25
Non-cash dividend paid to Ameriprise Financial from
RiverSource Tax Adv. Inv.                                           118            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial.

In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RiverSource Tax Adv. Inv.

There were no amounts included in other liabilities at December 31, 2008 and 2007 payable to Ameriprise Financial for federal income taxes.

13. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $173 million and $788 million as of December 31, 2008 and 2007, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $(1,184)      $  523        $  469
Statutory net income (loss)(1)                                     (1,407)         555           514
Statutory capital and surplus                                       2,529        2,820         3,258


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus.

14. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $  42         $(30)         $  8
  State                                                                3           --            --
-------------------------------------------------------------------------------------------------------
Total current income tax                                              45          (30)            8
Deferred income tax
  Federal                                                           (236)          83           124
  State                                                                2           --            (3)
-------------------------------------------------------------------------------------------------------
Total deferred income tax                                           (234)          83           121
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                     $(189)        $ 53          $129
=======================================================================================================




RiverSource Life Insurance Company

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The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%         35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           56.6         (10.9)        (6.8)
  State taxes, net of federal benefit                               (3.7)           --         (0.4)
  Low income housing credit                                         27.9          (7.0)        (6.9)
  Foreign tax credit, net of addback                                15.3          (2.3)        (0.7)
  Taxes applicable to prior years                                   29.2          (4.0)          --
  Other, net                                                        (0.2)           --          0.1
-------------------------------------------------------------------------------------------------------
Income tax provision                                               160.1%         10.8%        20.3%
=======================================================================================================



RiverSource Life's effective tax rate was 160.1% and 10.8% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate is primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits. RiverSource Life's effective tax rate for 2007 included a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,744        $1,144
  Investment related                                                          --            61
  Net unrealized losses on Available-for Sale securities and
  derivatives                                                                399            87
  Net operating loss and tax credit carryforwards                            159           125
  Other                                                                       44            38
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           2,346         1,455
Deferred income tax liabilities:
  DAC                                                                      1,168         1,253
  Investment related                                                         398            --
  DSIC                                                                       181           179
  Other                                                                       --            14
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,747         1,446
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $  599        $    9
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life has net operating loss carryforwards of $15 million which expire on December 31, 2025 and 2026 as well as tax credit carryforwards of $124 million which expire December 31, 2025, 2026, 2027 and 2028. RiverSource Life also has $20 million of foreign tax credit carryforwards which expire on December 31, 2016 and 2017. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.



RiverSource Life Insurance Company

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Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                       $  97
Additions based on tax positions related to the current year                        (165)
Additions for tax positions of prior years                                            38
Reductions for tax positions of prior years                                          (59)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                       $ (89)
===========================================================================================



If recognized, approximately $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $14 million in interest and penalties for the year ended December 31, 2008. RiverSource Life had a $15 million and a $1 million receivable for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $(302)         $28          $(41)
Net unrealized derivative gains (losses)                               2           --            (1)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $(300)         $28          $(42)
=======================================================================================================




RiverSource Life Insurance Company

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15. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                        $11,445       $  853         $(250)       $  202         $  6          $ (3)
Swaptions                                    3,200           26            --           800            1            --
Purchased equity options                    16,572        1,512           (79)        6,485          416           (36)
Written equity options                       2,766           22          (255)           57           --            (1)
Total return swaps                           1,706           24           (60)           --           --            --
Equity futures purchased(1)                      1           --            --            70           --            --
Equity futures sold(1)                         599           --            --           202           --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                 $36,289       $2,437         $(644)       $7,816         $423          $(40)
==========================================================================================================================



 (1) Equity futures have no recorded value as they are cash settled daily.
 (2) The above table does not include certain embedded derivatives.

The following table presents a summary of the notional amount and fair value of derivative instruments based on the risk they hedge:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Equity indexed annuities                   $   213       $    3         $  --        $  295         $ 43          $ (1)
GMWB and GMAB                               36,076        2,434          (644)        6,721          379           (39)
Other                                           --           --            --           800            1            --
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Total                                      $36,289       $2,437         $(644)       $7,816         $423          $(40)
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See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily swaps and swaptions, to manage funding costs related to RiverSource Life's fixed annuity business. As of January 1, 2007, RiverSource Life removed the hedge designation from its swaptions used to hedge the risk of increasing interest rates on forecasted fixed premium product sales. The designation was removed due to the hedge relationship no longer being highly effective. Accordingly, all changes in fair value of the swaptions were recorded directly to earnings. As of December 31, 2008, all of these swaptions had expired. Amounts previously recorded in accumulated other comprehensive income (loss) are reclassified into earnings as the originally forecasted transactions occur.

The following is a summary of net unrealized derivatives gains (losses) related to cash flow hedging activity, net of tax:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(40)         $(41)         $(40)
Holding losses, net of tax of nil, $1 and $2, respectively           (1)           --            (4)
Reclassification of realized gains, net of tax of $2, $1 and
$1, respectively                                                      3             1             3
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(38)         $(40)         $(41)
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At December 31, 2008, RiverSource Life expects to reclassify $6 million of net pretax gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. As discussed above, RiverSource Life removed the hedge designation from its swaptions in 2007 and during 2008 and 2006 there were no other hedges that were terminated or the hedge designation removed. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge



RiverSource Life Insurance Company

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relationships were discontinued during the years ended December 31, 2008, 2007 and 2006 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 10 years and relates to interest credited on forecasted fixed premium product sales. For the years ended December 31, 2008, 2007 and 2006, there were nil, $2 million and $4 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of interest rate risk related to various RiverSource Life products.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options, swaptions and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life is scheduled to make for these options, net of amounts receivable on written deferred premium options, were $805 million through July 31, 2023.

Embedded Derivatives
The equity component of the equity indexed annuity product obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in interest credited to fixed accounts. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2008 and 2007, the total fair value of these embedded derivatives, excluding the host contract and a liability for life contingent GMWB benefits of $5 million and $2 million, respectively, was a net liability of $1.8 billion and $220 million, respectively.

Credit Risk
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life accepted collateral consisting primarily of cash and securities of $1.8 billion and $243 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life provided collateral consisting primarily of cash and securities of $432 million and $14 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $83 million.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2008 and 2007, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.



RiverSource Life Insurance Company

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RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.
      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved. S-6199 L (5/09)